AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Corporate Bonds–96.5%		Rate	Maturity	Face Amount	Value
Communication Services–6.1%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$954,042
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	1,000,000	630,622
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,329,607
Cox Communications, Inc. (Media)	(a)	4.500%	06/30/2043	2,500,000	2,001,972
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	1,000,000	1,012,387
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	1,983,843
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,725,556
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.700%	01/15/2035	2,000,000	1,924,612
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,416,769
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	622,693
					14,602,103
Consumer Discretionary–7.0%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	899,024
Aptiv Swiss Holdings Ltd. (Automobile Components)		4.350%	03/15/2029	1,000,000	981,004
Aptiv Swiss Holdings Ltd. (Automobile Components)		3.250%	03/01/2032	2,000,000	1,742,670
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	999,479
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,853,708
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,145,538
Lear Corp. (Automobile Components)		4.250%	05/15/2029	2,000,000	1,941,152
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,250,535
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,905,432
Marriott International, Inc. (Hotels, Restaurants & Leisure)		4.900%	04/15/2029	3,000,000	3,017,798
					16,736,340
Consumer Staples–10.2%
Altria Group, Inc. (Tobacco)		5.625%	02/06/2035	2,000,000	2,018,039
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,928,647
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	922,085
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,785,716
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	980,984
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	2,002,897
Brown-Forman Corp. (Beverages)		4.750%	04/15/2033	2,000,000	1,974,931
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	666,833
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	597,767
Constellation Brands, Inc. (Beverages)		5.000%	02/02/2026	1,000,000	999,519
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,566,254
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,854,297
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,500,000	1,360,056
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,384,757
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,500,000	1,552,705
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,782,369
					24,377,856
Energy–11.2%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,578,519
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	863,569
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,616,341
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	3,000,000	2,893,660
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,013,376
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,014,794
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	959,252
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	986,945
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	839,397
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	3,000,000	2,928,288
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,800,000	1,758,128
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,500,000	1,404,162
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,000,000	1,007,616
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,033,210
Shell Finance U.S., Inc. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	801,033
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5.550%	08/15/2035	1,500,000	1,497,912
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	782,164
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	983,014
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	944,522
					26,905,902
Financials–28.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,500,000	1,328,931
Ally Financial, Inc. (Rate is fixed until 01/17/2030, at which point, the rate becomes SOFRINDX + 173) (Consumer Finance)	(b)	5.543%	01/17/2031	3,000,000	2,984,824
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(b)	4.420%	08/03/2033	1,800,000	1,737,254
American Express Co. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 142) (Consumer Finance)	(b)	5.284%	07/26/2035	3,000,000	2,998,626
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,500,000	1,547,619
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	3,500,000	3,027,820

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Bank of America Corp. (Rate is fixed until 01/24/2035, at which point, the rate becomes SOFR + 131) (Banks)	(b)	5.511%	01/24/2036	$1,000,000	$1,017,724
Bank of America Corp. (Rate is fixed until 03/08/2032, at which point, the rate becomes H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	897,546
BlackRock Funding, Inc. (Capital Markets)		5.350%	01/08/2055	2,100,000	2,042,078
Blackrock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	905,731
Blackrock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,699,318
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	1,982,865
Capital One Financial Corp. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 199) (Consumer Finance)	(b)	5.884%	07/26/2035	2,000,000	2,019,254
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	2,000,000	1,959,773
Citadel LP (Capital Markets)	(a)	6.000%	01/23/2030	1,000,000	1,016,368
Citigroup, Inc. (Rate is fixed until 01/24/2035, at which point, the rate becomes SOFR + 183) (Banks)	(b)	6.020%	01/24/2036	2,000,000	2,019,102
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	2,000,000	2,043,282
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	2,000,000	1,987,009
General Motors Financial Co., Inc. (Consumer Finance)		6.400%	01/09/2033	2,000,000	2,062,783
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(b)	5.330%	07/23/2035	1,500,000	1,492,521
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/23/2034, at which point, the rate becomes SOFR + 142) (Capital Markets)	(b)	5.016%	10/23/2035	1,000,000	972,353
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2030	1,500,000	1,510,360
Jefferies Financial Group, Inc. (Capital Markets)		4.850%	01/15/2027	1,800,000	1,799,787
JPMorgan Chase & Co. (Rate is fixed until 07/22/2034, at which point, the rate becomes SOFR + 146) (Banks)	(b)	5.294%	07/22/2035	1,000,000	1,003,997
JPMorgan Chase & Co. (Rate is fixed until 10/22/2034, at which point, the rate becomes SOFR + 134) (Banks)	(b)	4.946%	10/22/2035	1,000,000	978,614
KeyCorp (Rate is fixed until 06/01/2032, at which point, the rate becomes SOFRINDX + 206) (Banks)	(b)	4.789%	06/01/2033	2,500,000	2,397,307
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,506,167
Mitsubishi UFJ Financial Group, Inc. (Rate is fixed until 02/22/2033, at which point, the rate becomes H15T1Y + 163) (Banks)	(b)	5.441%	02/22/2034	2,000,000	2,040,730
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	989,149
Morgan Stanley (Rate is fixed until 07/19/2034, at which point, the rate becomes SOFR + 156) (Capital Markets)	(b)	5.320%	07/19/2035	1,800,000	1,800,187
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,500,000	1,531,752
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,292,644
Sixth Street Lending Partners (Capital Markets)	(a)	6.125%	07/15/2030	900,000	905,831
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,736,012
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	1,990,705
Truist Financial Corp. (Rate is fixed until 10/28/2032, at which point, the rate becomes SOFR + 230) (Banks)	(b)	6.123%	10/28/2033	1,000,000	1,051,686
U.S. Bancorp (Rate is fixed until 07/23/2029, at which point, the rate becomes SOFR + 125) (Banks)	(b)	5.100%	07/23/2030	1,500,000	1,517,808
Wells Fargo & Co. (Rate is fixed until 01/24/2030, at which point, the rate becomes SOFR + 111) (Banks)	(b)	5.244%	01/24/2031	2,000,000	2,033,529
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,500,000	1,117,870
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	848,582
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISOA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,000,000	991,488
					67,786,986
Health Care–6.9%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	944,632
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,656,946
Amgen, Inc. (Biotechnology)		5.600%	03/02/2043	3,000,000	2,973,679
HCA, Inc. (Health Care Providers & Svs.)		5.500%	03/01/2032	2,000,000	2,019,418
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,837,652
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	888,353
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,534,881
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	3,000,000	2,955,175
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	2,000,000	1,811,142
					16,621,878
Industrials–6.6%
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,701,374
Boeing Co. / The (Aerospace & Defense)		6.298%	05/01/2029	2,000,000	2,097,383
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	1,300,000	1,150,147
FedEx Corp. (Air Freight & Logistics)	(a)	4.900%	01/15/2034	2,000,000	1,928,123
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,000,000	874,146
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	892,949
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,320,234
Ryder System, Inc. (Ground Transportation)		4.900%	12/01/2029	2,000,000	2,009,916

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	$2,000,000	$2,028,510
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,785,109
					15,787,891
Information Technology–1.9%
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	2,000,000	2,145,720
VMware LLC (Software)		2.200%	08/15/2031	2,800,000	2,379,922
					4,525,642
Materials–7.2%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	724,000	724,309
BHP Billiton Finance U.S.A. Ltd. (Metals & Mining)		5.300%	02/21/2035	2,000,000	2,017,196
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	600,000	616,878
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,278,571
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,762,247
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	2,988,046
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,862,848
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,509,059
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,000,000	915,830
Steel Dynamics, Inc. (Metals & Mining)		5.250%	05/15/2035	2,500,000	2,476,147
					17,151,131
Real Estate–2.2%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	983,238
Healthcare Realty Holdings LP (Health Care REITs)		3.875%	05/01/2025	1,400,000	1,398,453
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	966,194
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	970,114
Welltower OP LLC (Health Care REITs)		2.700%	02/15/2027	1,000,000	968,259
					5,286,258
Utilities–8.9%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	795,605
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,022,720
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,858,391
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,840,420
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,681,216
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	2,000,000	1,980,255
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	791,298
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	2,500,000	2,491,742
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	736,341
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	966,062
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	2,000,000	1,711,534
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,359,711
Jersey Central Power & Light Co. (Electric Utilities)	(a)	5.100%	01/15/2035	1,000,000	988,631
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	2,000,000	2,034,892
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,125,299
					21,384,117
Total Corporate Bonds (Cost $247,183,782)					$231,166,104

Asset-Backed Securities–2.0%		Rate	Maturity	Face Amount	Value
Industrials–2.0%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$909,392	$891,004
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,278,120	1,926,674
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	720,833	709,611
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,369,229	1,214,083
Total Asset-Backed Securities (Cost $5,213,033)					$4,741,372
Total Investments – 98.5% (Cost $252,396,815)	(c)				$235,907,476
Other Assets in Excess of Liabilities – 1.5%					3,626,244
Net Assets – 100.0%					$239,533,720

Percentages are stated as a percent of net assets.

Abbreviations:
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 4.030% at 3/31/2025
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.960% at 3/31/2025
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.410% at 3/31/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.188% at 3/31/2025
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.935% at 3/31/2025

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2025, the value of these securities totaled $21,321,788, or 8.9% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2025.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–68.4%		Shares	Value
Communication Services–6.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		42,938	$6,639,932
Alphabet, Inc. Class C (Interactive Media & Svs.)		25,083	3,918,717
Comcast Corp. Class A (Media)		63,600	2,346,840
Fox Corp. Class A (Media)		5,202	294,433
Fox Corp. Class B (Media)		697	36,739
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		12,937	7,456,370
Netflix, Inc. (Entertainment)	(a)	1,873	1,746,629
Verizon Communications, Inc. (Diversified Telecom. Svs.)		20,687	938,362
			23,378,022
Consumer Discretionary–7.1%
Amazon.com, Inc. (Broadline Retail)	(a)	57,635	10,965,635
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		624	2,874,712
BorgWarner, Inc. (Automobile Components)		31,143	892,247
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,284	965,757
Home Depot, Inc. / The (Specialty Retail)		9,493	3,479,090
Tesla, Inc. (Automobiles)	(a)	13,216	3,425,058
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,150	524,884
TJX Cos., Inc. / The (Specialty Retail)		12,378	1,507,640
Toll Brothers, Inc. (Household Durables)		10,293	1,086,838
			25,721,861
Consumer Staples–4.4%
Coca-Cola Co. / The (Beverages)		24,199	1,733,132
Colgate-Palmolive Co. (Household Products)		33,163	3,107,373
Constellation Brands, Inc. Class A (Beverages)		2,920	535,879
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		4,372	4,134,950
Philip Morris International, Inc. (Tobacco)		12,264	1,946,665
Procter & Gamble Co. / The (Household Products)		6,739	1,148,460
Target Corp. (Consumer Staples Distribution & Retail)		2,329	243,055
Walmart, Inc. (Consumer Staples Distribution & Retail)		36,522	3,206,266
			16,055,780
Energy–2.1%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		2,829	654,631
Chevron Corp. (Oil, Gas & Consumable Fuels)		8,061	1,348,525
ConocoPhillips (Oil, Gas & Consumable Fuels)		5,856	614,997
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		36,862	1,378,639
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		8,539	1,015,543
Halliburton Co. (Energy Equip. & Svs.)		51,075	1,295,773
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,110	744,476
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		1,897	380,291
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2,604	343,910
			7,776,785
Financials–9.9%
American Express Co. (Consumer Finance)		1,925	517,921
Bank of America Corp. (Banks)		80,228	3,347,915
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	4,076	2,170,796
Charles Schwab Corp. / The (Capital Markets)		17,670	1,383,208
Citigroup, Inc. (Banks)		17,338	1,230,825
CME Group, Inc. (Capital Markets)		7,522	1,995,511
Intercontinental Exchange, Inc. (Capital Markets)		11,224	1,936,140
Invesco Ltd. (Capital Markets)		32,015	485,668
JPMorgan Chase & Co. (Banks)		13,738	3,369,931
Mastercard, Inc. Class A (Financial Services)		3,988	2,185,903
Moody's Corp. (Capital Markets)		3,190	1,485,551
Morgan Stanley (Capital Markets)		18,257	2,130,044
Nasdaq, Inc. (Capital Markets)		8,730	662,258
PNC Financial Services Group, Inc. / The (Banks)		8,957	1,574,372
Progressive Corp. / The (Insurance)		10,037	2,840,571
S&P Global, Inc. (Capital Markets)		3,289	1,671,141
Travelers Cos., Inc. / The (Insurance)		10,890	2,879,969
Visa, Inc. (Financial Services)		10,968	3,843,845
			35,711,569
Health Care–8.0%
Abbott Laboratories (Health Care Equip. & Supplies)		3,238	429,521
AbbVie, Inc. (Biotechnology)		8,454	1,771,282

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Amgen, Inc. (Biotechnology)		1,413	$440,220
Biogen, Inc. (Biotechnology)	(a)	8,572	1,172,992
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	8,303	586,939
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	4,497	453,657
Cardinal Health, Inc. (Health Care Providers & Svs.)		6,228	858,032
Centene Corp. (Health Care Providers & Svs.)	(a)	19,290	1,171,096
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	4,787	346,962
Elevance Health, Inc. (Health Care Providers & Svs.)		1,639	712,899
Eli Lilly & Co. (Pharmaceuticals)		4,464	3,686,862
Gilead Sciences, Inc. (Biotechnology)		12,923	1,448,022
HCA Healthcare, Inc. (Health Care Providers & Svs.)		6,049	2,090,232
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	631	312,515
Medtronic PLC (Health Care Equip. & Supplies)		32,440	2,915,058
Merck & Co., Inc. (Pharmaceuticals)		15,374	1,379,970
Natera, Inc. (Biotechnology)	(a)	3,341	472,451
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	5,433	600,890
Pfizer, Inc. (Pharmaceuticals)		60,172	1,524,759
Regeneron Pharmaceuticals, Inc. (Biotechnology)		937	594,274
Stryker Corp. (Health Care Equip. & Supplies)		2,263	842,402
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3,380	1,681,888
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4,881	2,556,424
Zoetis, Inc. (Pharmaceuticals)		4,617	760,189
			28,809,536
Industrials–5.5%
Caterpillar, Inc. (Machinery)		1,218	401,696
Cintas Corp. (Commercial Svs. & Supplies)		15,127	3,109,052
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,593	513,472
Cummins, Inc. (Machinery)		2,538	795,511
Delta Air Lines, Inc. (Passenger Airlines)		12,335	537,806
Eaton Corp. PLC (Electrical Equip.)		7,054	1,917,489
Expeditors International of Washington, Inc. (Air Freight & Logistics)		6,643	798,821
FedEx Corp. (Air Freight & Logistics)		1,697	413,695
General Dynamics Corp. (Aerospace & Defense)		3,022	823,737
Lockheed Martin Corp. (Aerospace & Defense)		4,532	2,024,490
MasTec, Inc. (Construction & Engineering)	(a)	3,425	399,732
Northrop Grumman Corp. (Aerospace & Defense)		4,398	2,251,820
Parker-Hannifin Corp. (Machinery)		5,014	3,047,760
Trane Technologies PLC (Building Products)		3,584	1,207,521
Uber Technologies, Inc. (Ground Transportation)	(a)	13,460	980,695
Waste Management, Inc. (Commercial Svs. & Supplies)		2,279	527,611
			19,750,908
Information Technology–20.4%
Accenture PLC Class A (IT Svs.)		4,340	1,354,254
Adobe, Inc. (Software)	(a)	5,407	2,073,747
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	7,847	806,201
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		27,942	1,832,716
Apple, Inc. (Tech. Hardware, Storage & Periph.)		85,218	18,929,474
Applied Materials, Inc. (Semiconductors & Equip.)		3,086	447,840
Autodesk, Inc. (Software)	(a)	3,742	979,656
Broadcom, Inc. (Semiconductors & Equip.)		22,682	3,797,647
Cadence Design Systems, Inc. (Software)	(a)	1,505	382,767
Fair Isaac Corp. (Software)	(a)	172	317,195
Fortinet, Inc. (Software)	(a)	14,540	1,399,620
Lam Research Corp. (Semiconductors & Equip.)		20,407	1,483,589
Marvell Technology, Inc. (Semiconductors & Equip.)		4,150	255,515
Microsoft Corp. (Software)		45,128	16,940,600
Motorola Solutions, Inc. (Communications Equip.)		5,902	2,583,955
NVIDIA Corp. (Semiconductors & Equip.)		137,921	14,947,878
Palantir Technologies, Inc. Class A (Software)	(a)	6,841	577,380
QUALCOMM, Inc. (Semiconductors & Equip.)		14,035	2,155,916
SailPoint, Inc. (Software)	(a)	3,377	63,319
ServiceNow, Inc. (Software)	(a)	2,068	1,646,417
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		7,458	1,053,965
			74,029,651
Materials–1.2%
Ecolab, Inc. (Chemicals)		3,910	991,263
Freeport-McMoRan, Inc. (Metals & Mining)		15,938	603,413

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)	Shares	Value
Materials (continued)
Nucor Corp. (Metals & Mining)	6,721	$808,805
Packaging Corp. of America (Containers & Packaging)	10,645	2,107,923
		4,511,404
Real Estate–1.6%
CubeSmart (Specialized REITs)	14,203	606,610
Equinix, Inc. (Specialized REITs)	424	345,709
Iron Mountain, Inc. (Specialized REITs)	12,407	1,067,498
Simon Property Group, Inc. (Retail REITs)	17,374	2,885,474
Ventas, Inc. (Health Care REITs)	11,546	793,903
		5,699,194
Utilities–1.7%
CMS Energy Corp. (Multi-Utilities)	22,575	1,695,608
Consolidated Edison, Inc. (Multi-Utilities)	12,912	1,427,938
Entergy Corp. (Electric Utilities)	7,486	639,978
Exelon Corp. (Electric Utilities)	23,358	1,076,337
OGE Energy Corp. (Electric Utilities)	18,073	830,635
Pinnacle West Capital Corp. (Electric Utilities)	5,280	502,920
		6,173,416
Total Common Stocks (Cost $205,986,310)		$247,618,126

Corporate Bonds–29.5%		Rate	Maturity	Face Amount	Value
Communication Services–1.9%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$954,042
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,553,071
Cox Communications, Inc. (Media)	(b)	4.500%	06/30/2043	1,000,000	800,789
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	991,921
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,150,370
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	944,513
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	622,694
					7,017,400
Consumer Discretionary–1.5%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	899,024
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	999,479
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,902,472
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	924,618
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	625,267
					5,350,860
Consumer Staples–3.3%
Altria Group, Inc. (Tobacco)		5.625%	02/06/2035	1,000,000	1,009,019
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,928,647
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	980,984
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	1,001,448
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,333,666
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,044,169
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,000,000	906,704
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	953,903
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,000,000	1,035,137
Target Corp. (Consumer Staples Distribution & Retail)		2.350%	02/15/2030	2,000,000	1,811,702
					12,005,379
Energy–4.2%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	977,166
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	977,507
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,077,561
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	2,000,000	1,929,107
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	1,006,688
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	1,000,000	1,007,397
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	959,252
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	986,945
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	2,000,000	1,952,192
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,200,000	1,172,085
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,000,000	936,108

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Shell Finance U.S., Inc. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	$1,500,000	$1,201,549
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	983,014
					15,166,571
Financials–9.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,000,000	885,954
Ally Financial, Inc. (Rate is fixed until 01/17/2030, at which point, the rate becomes SOFRINDX + 173) (Consumer Finance)	(c)	5.543%	01/17/2031	2,000,000	1,989,883
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(c)	4.420%	08/03/2033	1,200,000	1,158,169
American Express Co. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 142) (Consumer Finance)	(c)	5.284%	07/26/2035	2,000,000	1,999,084
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,000,000	1,031,746
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	1,500,000	1,297,637
Bank of America Corp. (Rate is fixed until 01/24/2035, at which point, the rate becomes SOFR + 131) (Banks)	(c)	5.511%	01/24/2036	1,000,000	1,017,724
Bank of New York Mellon Corp. / The (Rate is fixed until 07/21/2034, at which point, the rate becomes SOFR + 177) (Capital Markets)	(c)	5.606%	07/21/2039	1,500,000	1,517,239
BlackRock Funding, Inc. (Capital Markets)		5.350%	01/08/2055	1,400,000	1,361,386
Blackrock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	849,659
Capital One Financial Corp. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 199) (Consumer Finance)	(c)	5.884%	07/26/2035	1,000,000	1,009,627
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	979,887
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	1,737,379
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	1,000,000	1,021,641
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	1,000,000	993,505
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	2,000,000	1,705,954
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(c)	5.330%	07/23/2035	1,000,000	995,014
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2030	1,000,000	1,006,907
JPMorgan Chase & Co. (Rate is fixed until 07/22/2034, at which point, the rate becomes SOFR + 146) (Banks)	(c)	5.294%	07/22/2035	1,000,000	1,003,998
Morgan Stanley (Rate is fixed until 07/19/2034, at which point, the rate becomes SOFR + 156) (Capital Markets)	(c)	5.320%	07/19/2035	1,200,000	1,200,124
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,000,000	1,021,168
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,500,000	1,470,189
Royal Bank of Canada (Rate is fixed until 08/02/2029, at which point, the rate becomes SOFR + 110) (Banks)	(c)	4.969%	08/02/2030	1,000,000	1,007,224
Sixth Street Lending Partners (Capital Markets)	(b)	6.125%	07/15/2030	600,000	603,887
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	868,006
Truist Bank (Banks)		H15T5Y + 115	09/17/2029	1,000,000	978,154
U.S. Bancorp (Rate is fixed until 07/23/2029, at which point, the rate becomes SOFR + 125) (Banks)	(c)	5.100%	07/23/2030	1,000,000	1,011,872
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	1,000,000	745,246
					32,468,263
Health Care–1.9%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	944,632
HCA, Inc. (Health Care Providers & Svs.)		5.500%	03/01/2032	1,000,000	1,009,709
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	1,023,254
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	1,963,513
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	2,000,000	1,970,117
					6,911,225
Industrials–1.3%
FedEx Corp. (Air Freight & Logistics)	(b)	4.900%	01/15/2034	1,000,000	964,061
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	1,000,000	1,014,255
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	982,925
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,822,330
					4,783,571
Information Technology–1.0%
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	2,000,000	1,740,723
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	930,116
VMware LLC (Software)		2.200%	08/15/2031	1,200,000	1,019,966
					3,690,805

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials–1.5%
BHP Billiton Finance U.S.A. Ltd. (Metals & Mining)		5.300%	02/21/2035	$1,000,000	$1,008,598
Corp. Nacional del Cobre de Chile (Metals & Mining)	(b)	6.330%	01/13/2035	400,000	411,252
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,278,571
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	2,000,000	1,762,247
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	996,015
					5,456,683
Real Estate–0.6%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	983,238
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	1,000,000	968,081
					1,951,319
Utilities–3.3%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	795,605
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	757,009
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	929,195
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	1,000,000	927,565
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	840,608
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	1,000,000	990,128
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	791,298
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	1,000,000	996,697
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,104,512
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	677,582
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	1,000,000	855,767
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	679,856
Jersey Central Power & Light Co. (Electric Utilities)	(b)	5.100%	01/15/2035	1,000,000	988,631
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	750,199
					12,084,652
Total Corporate Bonds (Cost $117,189,303)					$106,886,728

Asset-Backed Securities–0.7%		Rate	Maturity	Face Amount	Value
Industrials–0.7%
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	$1,518,746	$1,284,450
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	80,093	78,846
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,369,229	1,214,083
Total Asset-Backed Securities (Cost $2,903,528)					$2,577,379
Total Investments – 98.6% (Cost $326,079,141)	(d)				$357,082,233
Other Assets in Excess of Liabilities – 1.4%	(e)				5,101,427
Net Assets – 100.0%					$362,183,660

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.960% at 3/31/2025
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.410% at 3/31/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.188% at 3/31/2025
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.935% at 3/31/2025

Footnotes:
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2025, the value of these securities totaled $8,407,796, or 2.3% of the Portfolio’s net assets.

(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2025.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	10	June 20, 2025	$2,851,211	$2,826,625	$(24,586)	$22,055
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–98.3%		Shares	Value
Japan–23.1%
Amada Co. Ltd. (Industrials)	(a)	77,200	$749,382
Asahi Intecc Co. Ltd. (Health Care)	(a)	3,200	51,747
Asahi Kasei Corp. (Materials)	(a)	109,900	769,351
Astellas Pharma, Inc. (Health Care)	(a)	17,300	167,172
Canon, Inc. (Information Technology)	(a)	121,000	3,772,851
Concordia Financial Group Ltd. (Financials)	(a)	14,100	92,935
Dai-ichi Life Holdings, Inc. (Financials)	(a)	72,800	554,215
Daikin Industries Ltd. (Industrials)	(a)	13,700	1,487,373
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	4,900	501,157
Daiwa Securities Group, Inc. (Financials)	(a)	27,500	183,479
Denso Corp. (Consumer Discretionary)	(a)	37,800	468,983
Hitachi Ltd. (Industrials)	(a)	109,200	2,528,098
Hulic Co. Ltd. (Real Estate)	(a)	2,800	26,869
ITOCHU Corp. (Industrials)	(a)	8,900	411,168
Japan Post Bank Co. Ltd. (Financials)	(a)	29,100	293,899
Japan Post Holdings Co. Ltd. (Financials)	(a)	38,400	383,589
Japan Post Insurance Co. Ltd. (Financials)	(a)	1,700	34,480
Kakaku.com, Inc. (Communication Services)	(a)	37,800	543,284
Keyence Corp. (Information Technology)	(a)	2,000	785,015
LY Corp. (Communication Services)	(a)	236,900	801,059
Marubeni Corp. (Industrials)	(a)	26,200	418,620
Mazda Motor Corp. (Consumer Discretionary)	(a)	155,700	984,160
MISUMI Group, Inc. (Industrials)	(a)	4,200	70,072
Mitsubishi Corp. (Industrials)	(a)	105,100	1,848,448
Mitsubishi Electric Corp. (Industrials)	(a)	125,200	2,285,956
Mitsubishi HC Capital, Inc. (Financials)	(a)	17,200	115,697
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	388,300	5,244,083
Mitsui & Co. Ltd. (Industrials)	(a)	42,700	802,572
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	53,200	474,949
Mizuho Financial Group, Inc. (Financials)	(a)	46,800	1,274,620
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	84,800	1,836,947
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	210,500	3,272,775
NEC Corp. (Information Technology)	(a)	40,500	859,508
Nomura Holdings, Inc. (Financials)	(a)	559,200	3,428,276
Nomura Real Estate Holdings, Inc. (Real Estate)	(a)	68,500	398,487
Nomura Research Institute Ltd. (Information Technology)	(a)	4,200	136,297
Obayashi Corp. (Industrials)	(a)	11,100	147,574
Olympus Corp. (Health Care)	(a)	100,300	1,317,405
ORIX Corp. (Financials)	(a)	112,600	2,329,613
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	86,800	1,039,771
Recruit Holdings Co. Ltd. (Industrials)	(a)	94,500	4,909,307
Resona Holdings, Inc. (Financials)	(a)	41,700	360,924
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	29,800	849,021
Shionogi & Co. Ltd. (Health Care)	(a)	4,800	72,363
SoftBank Corp. (Communication Services)	(a)	566,700	789,743
SoftBank Group Corp. (Communication Services)	(a)	18,500	936,146
Sompo Holdings, Inc. (Financials)	(a)	17,300	524,427
Sony Group Corp. (Consumer Discretionary)	(a)	192,200	4,895,622
Subaru Corp. (Consumer Discretionary)	(a)	1,000	17,804
Sumitomo Chemical Co. Ltd. (Materials)	(a)	476,000	1,151,386
Sumitomo Corp. (Industrials)	(a)	17,800	399,870
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	134,600	3,434,432
Sumitomo Mitsui Trust Group, Inc. (Financials)	(a)	56,400	1,407,380
Common Stocks (Continued)		Shares	Value
Japan (continued)
T&D Holdings, Inc. (Financials)	(a)	10,200	$217,268
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	136,800	4,062,650
TDK Corp. (Information Technology)	(a)	54,800	572,058
Terumo Corp. (Health Care)	(a)	46,700	876,787
Tokio Marine Holdings, Inc. (Financials)	(a)	34,600	1,334,439
Tokyo Electron Ltd. (Information Technology)	(a)	19,700	2,686,305
Tokyo Tatemono Co. Ltd. (Real Estate)	(a)	28,700	486,718
Tokyu Fudosan Holdings Corp. (Real Estate)	(a)	86,100	573,805
Toyota Motor Corp. (Consumer Discretionary)	(a)	134,600	2,374,143
Toyota Tsusho Corp. (Industrials)	(a)	69,600	1,162,668
Ulvac, Inc. (Information Technology)	(a)	10,300	353,247
			77,340,449
United Kingdom–14.6%
AstraZeneca PLC (Health Care)	(a)	38,365	5,606,841
BAE Systems PLC (Industrials)	(a)	189,794	3,840,565
Barclays PLC (Financials)	(a)	232,293	872,282
Barratt Redrow PLC (Consumer Discretionary)	(a)	28,482	156,618
Berkeley Group Holdings PLC (Consumer Discretionary)	(a)	2,112	98,183
Carnival PLC (Consumer Discretionary)	(a)(b)	1,248	21,845
GSK PLC (Health Care)	(a)	165,307	3,157,181
Halma PLC (Information Technology)	(a)	1,309	43,779
HSBC Holdings PLC (Financials)	(a)	102,766	1,165,231
IG Group Holdings PLC (Financials)	(a)	48,100	593,060
Imperial Brands PLC (Consumer Staples)	(a)	82,428	3,048,262
Informa PLC (Communication Services)	(a)	152,719	1,527,692
International Consolidated Airlines Group SA (Industrials)	(a)	202,086	684,614
Intertek Group PLC (Industrials)	(a)	37,042	2,398,460
London Stock Exchange Group PLC (Financials)	(a)	17,351	2,573,010
NatWest Group PLC (Financials)	(a)	397,356	2,328,046
RELX PLC (Industrials)	(a)	14,270	716,800
Rio Tinto PLC (Materials)	(a)	3,737	223,407
Rolls-Royce Holdings PLC (Industrials)	(a)(b)	278,028	2,688,129
Sage Group PLC / The (Information Technology)	(a)	94,024	1,468,791
Shell PLC (Energy)	(a)	215,645	7,848,470
Smiths Group PLC (Industrials)	(a)	74,753	1,872,245
Taylor Wimpey PLC (Consumer Discretionary)	(a)	86,821	121,435
Tesco PLC (Consumer Staples)	(a)	852,717	3,663,392
Unilever PLC (Consumer Staples)	(a)	29,162	1,737,288
Vodafone Group PLC (Communication Services)	(a)	496,507	464,634
			48,920,260
Switzerland–12.6%
ABB Ltd. (Industrials)	(a)	98,221	5,083,056
Accelleron Industries AG (Industrials)	(a)	3,452	159,773
Belimo Holding AG (Industrials)	(a)	1,593	977,931
DSM-Firmenich AG (Materials)	(a)	9,097	901,578
Flughafen Zurich AG (Industrials)	(a)	2,470	586,768
Givaudan SA (Materials)	(a)	973	4,181,218
Glencore PLC (Materials)	(a)	1,162,955	4,278,084
Holcim AG (Materials)	(a)	43,663	4,696,973
Logitech International SA (Information Technology)	(a)	1,994	169,583
Nestle SA (Consumer Staples)	(a)	23,846	2,411,486
Novartis AG (Health Care)	(a)	72,053	8,015,000
Roche Holding Ltd. (Health Care)	(a)	1,546	536,786
Roche Holding Ltd. NVS (Health Care)	(a)	25,568	8,406,823
Schindler Holding AG (Industrials)	(a)	1,018	307,813

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Switzerland (continued)
SGS SA (Industrials)	(a)	267	$26,503
STMicroelectronics N.V. (Information Technology)	(a)	70,560	1,544,505
			42,283,880
Germany–11.4%
adidas AG (Consumer Discretionary)	(a)	18,888	4,422,999
Allianz SE (Financials)	(a)	12,436	4,741,361
Continental AG (Consumer Discretionary)	(a)	10,757	751,897
Deutsche Bank AG (Financials)	(a)	107,766	2,545,014
Deutsche Telekom AG (Communication Services)	(a)	171,766	6,360,255
E.ON SE (Utilities)	(a)	179,744	2,712,553
Fresenius Medical Care AG (Health Care)	(a)	10,309	509,130
Fresenius SE & Co. KGaA (Health Care)	(a)(b)	6,450	274,968
Henkel AG & Co. KGaA (Consumer Staples)	(a)	4,107	295,792
HUGO BOSS AG (Consumer Discretionary)	(a)	2,833	106,861
Infineon Technologies AG (Information Technology)	(a)	3,253	107,429
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	3,278	192,232
Merck KGaA (Health Care)	(a)	4,526	619,674
Rational AG (Industrials)	(a)	24	19,886
Rheinmetall AG (Industrials)	(a)	505	724,275
SAP SE (Information Technology)	(a)	34,705	9,213,869
Siemens AG (Industrials)	(a)	14,729	3,379,255
Siemens Energy AG (Industrials)	(a)(b)	17,351	1,013,126
			37,990,576
France–11.0%
Air Liquide SA (Materials)	(a)	1,931	367,473
Amundi SA (Financials)	(a)	4,037	316,821
AXA SA (Financials)	(a)	120,058	5,125,321
BNP Paribas SA (Financials)	(a)	42,039	3,501,120
Bureau Veritas SA (Industrials)	(a)	29,719	898,527
Capgemini SE (Information Technology)	(a)	9,716	1,452,884
Credit Agricole SA (Financials)	(a)	195,234	3,549,073
Danone SA (Consumer Staples)	(a)	34,897	2,674,095
Eiffage SA (Industrials)	(a)	7,550	880,412
Engie SA (Utilities)	(a)	108,559	2,115,358
Gecina SA (Real Estate)	(a)	5,573	525,032
Hermes International SCA (Consumer Discretionary)	(a)	508	1,331,202
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	7,027	4,387,114
Orange SA (Communication Services)	(a)	138,480	1,795,559
Safran SA (Industrials)	(a)	3,161	833,890
Sanofi SA (Health Care)	(a)	22,637	2,508,403
Schneider Electric SE (Industrials)	(a)	11,036	2,554,645
TotalEnergies SE (Energy)	(a)	9,050	584,908
Valeo SE (Consumer Discretionary)	(a)	98,169	926,470
Veolia Environnement SA (Utilities)	(a)	16,633	571,698
Vinci SA (Industrials)	(a)	562	71,019
			36,971,024
Australia–5.6%
AGL Energy Ltd. (Utilities)	(a)	161,359	1,058,853
ANZ Group Holdings Ltd. (Financials)	(a)	12,795	233,897
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	48,596	1,962,540
BHP Group Ltd. (Materials)	(a)	87,638	2,125,459
Commonwealth Bank of Australia (Financials)	(a)	52,052	4,946,280
Computershare Ltd. (Industrials)	(a)	2,861	70,382
CSL Ltd. (Health Care)	(a)	8,322	1,301,947
Evolution Mining Ltd. (Materials)	(a)	41,038	183,554
Common Stocks (Continued)		Shares	Value
Australia (continued)
JB Hi-Fi Ltd. (Consumer Discretionary)	(a)	466	$27,210
Northern Star Resources Ltd. (Materials)	(a)	156,648	1,808,759
Pro Medicus Ltd. (Health Care)	(a)	399	50,423
Qantas Airways Ltd. (Industrials)	(a)	73,144	417,118
REA Group Ltd. (Communication Services)	(a)	8,032	1,112,300
Santos Ltd. (Energy)	(a)	318,563	1,331,234
Sonic Healthcare Ltd. (Health Care)	(a)	40,181	648,087
South32 Ltd. (Materials)	(a)	51,790	104,520
Technology One Ltd. (Information Technology)	(a)	13,094	229,857
Transurban Group (Industrials)	(a)	119,661	1,005,533
Wesfarmers Ltd. (Consumer Discretionary)	(a)	4,037	182,927
			18,800,880
Netherlands–3.9%
Adyen N.V. (Financials)	(a)(b)	328	501,349
Aegon Ltd. (Financials)	(a)	95,166	625,952
Argenx SE (Health Care)	(a)(b)	899	530,925
ASML Holding N.V. (Information Technology)	(a)	10,740	7,106,627
Euronext N.V. (Financials)	(a)	2,674	387,263
EXOR N.V. (Financials)	(a)	1,927	175,344
Heineken N.V. (Consumer Staples)	(a)	20,781	1,697,111
ING Groep N.V. (Financials)	(a)	4,698	91,971
NN Group N.V. (Financials)	(a)	9,592	533,889
Prosus N.V. (Consumer Discretionary)	(a)	18,256	851,660
Wolters Kluwer N.V. (Industrials)	(a)	3,327	516,769
			13,018,860
Hong Kong–2.6%
AIA Group Ltd. (Financials)	(a)	260,600	1,969,930
BOC Hong Kong Holdings Ltd. (Financials)	(a)	82,000	331,963
CK Hutchison Holdings Ltd. (Industrials)	(a)	454,000	2,566,227
CLP Holdings Ltd. (Utilities)	(a)	91,000	741,781
Jardine Matheson Holdings Ltd. (Industrials)	(a)	500	21,135
Link REIT (Real Estate)	(a)	143,300	673,185
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	16,500	156,627
Techtronic Industries Co. Ltd. (Industrials)	(a)	105,000	1,264,608
WH Group Ltd. (Consumer Staples)	(a)	1,073,000	986,633
			8,712,089
Sweden–2.6%
AddTech AB (Industrials)	(a)	2,551	74,781
Alfa Laval AB (Industrials)	(a)	24,549	1,051,266
Assa Abloy AB Class B (Industrials)	(a)	68,299	2,052,291
Atlas Copco AB Class A (Industrials)	(a)	110,598	1,772,063
Atlas Copco AB Class B (Industrials)	(a)	45,136	636,433
Sandvik AB (Industrials)	(a)	84,321	1,778,804
Swedish Orphan Biovitrum AB (Health Care)	(a)(b)	9,642	276,124
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	137,196	1,064,304
			8,706,066
Singapore–2.0%
DBS Group Holdings Ltd. (Financials)	(a)	45,300	1,554,672
Singapore Telecommunications Ltd. (Communication Services)	(a)	1,691,600	4,288,868
United Overseas Bank Ltd. (Financials)	(a)	24,500	690,022
			6,533,562
Spain–1.9%
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	17,841	1,017,607

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Spain (continued)
Amadeus IT Group SA (Consumer Discretionary)	(a)	15,240	$1,167,889
Banco Santander SA (Financials)	(a)	553,154	3,725,744
Bankinter SA (Financials)	(a)	30,430	338,567
Telefonica SA (Communication Services)	(a)	28,402	133,647
			6,383,454
Denmark–1.4%
AP Moller - Maersk A/S Class B (Industrials)	(a)	884	1,546,786
AP Moller - Maersk A/S Class A (Industrials)	(a)	89	152,640
Genmab A/S (Health Care)	(a)(b)	2,020	394,353
Novo Nordisk A/S Class B (Health Care)	(a)	26,733	1,852,927
Vestas Wind Systems A/S (Industrials)	(a)(b)	40,398	557,073
			4,503,779
Italy–1.3%
A2A SpA (Utilities)	(a)	337,219	812,270
Banca Monte dei Paschi di Siena SpA (Financials)	(a)	66,072	524,851
Enel SpA (Utilities)	(a)	17,374	140,934
Generali (Financials)	(a)	17,995	632,216
Intesa Sanpaolo SpA (Financials)	(a)	293,291	1,509,995
Italgas SpA (Utilities)	(a)	42,080	302,051
Poste Italiane SpA (Financials)	(a)	8,860	157,843
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	5,080	287,859
Unipol Assicurazioni SpA (Financials)	(a)	7,550	120,748
			4,488,767
Ireland–1.0%
Experian PLC (Industrials)	(a)	72,487	3,359,587
New Zealand–0.9%
Xero Ltd. (Information Technology)	(a)(b)	31,044	3,035,050
Israel–0.8%
Bank Hapoalim BM (Financials)	(a)	24,397	330,481
Common Stocks (Continued)		Shares	Value
Israel (continued)
Bank Leumi Le-Israel BM (Financials)	(a)	29,121	$391,443
Israel Discount Bank Ltd. Class A (Financials)	(a)	22,061	153,296
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	17,789	798,742
Nice Ltd. (Information Technology)	(a)(b)	6,861	1,055,440
			2,729,402
Norway–0.7%
Aker BP ASA (Energy)	(a)	11,882	281,539
Kongsberg Gruppen ASA (Industrials)	(a)	10,003	1,466,601
Telenor ASA (Communication Services)	(a)	36,022	514,614
Var Energi ASA (Energy)	(a)	13,205	42,530
			2,305,284
Finland–0.4%
Elisa Oyj (Communication Services)	(a)	7,247	353,125
Nokia Oyj (Information Technology)	(a)	84,198	444,016
Wartsila OYJ Abp (Industrials)	(a)	37,055	661,494
			1,458,635
Belgium–0.3%
Ageas SA / N.V. (Financials)	(a)	15,851	952,349
Austria–0.2%
BAWAG Group AG (Financials)	(a)	5,383	556,271
Total Common Stocks (Cost $305,628,888)			$329,050,224

Preferred Securities–0.4%		Rate	Quantity	Value
Germany–0.4%
Henkel AG & Co. KGaA (Consumer Staples)	(a)	2.510% (c)	17,700	$1,407,131
Total Preferred Securities (Cost $1,534,773)				$1,407,131
Total Investments – 98.7% (Cost $307,163,661)			(d)	$330,457,355
Other Assets in Excess of Liabilities – 1.3%			(e)	4,261,382
Net Assets – 100.0%				$334,718,737

Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non-Voting Shares

Footnotes:
(a)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $330,457,355 or 98.7%
of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)
Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	58	June 20, 2025	$7,189,245	$7,007,270	$(181,975)	$(69,760)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–98.3%		Shares	Value
Communication Services–9.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		32,448	$5,017,759
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,503	588,002
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		4,072	2,346,938
ROBLOX Corp. Class A (Entertainment)	(a)	14,819	863,799
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	21,567	1,374,519
			10,191,017
Consumer Discretionary–20.0%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	11,147	1,331,621
Amazon.com, Inc. (Broadline Retail)	(a)	60,768	11,561,720
BYD Co. Ltd. (Automobiles)	(b)	23,676	1,196,748
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	10,240	199,987
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	592	183,840
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	2,686	216,142
Games Workshop Group PLC (Leisure Products)	(b)	1,278	231,664
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	2,337	119,654
Lowe's Cos., Inc. (Specialty Retail)		9,882	2,304,779
Meituan Class B (Hotels, Restaurants & Leisure)	(a)(b)	34,977	707,186
MercadoLibre, Inc. (Broadline Retail)	(a)	615	1,199,785
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	6,176	730,929
Savers Value Village, Inc. (Broadline Retail)	(a)	12,354	85,242
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,964	486,919
TopBuild Corp. (Household Durables)	(a)	1,107	337,580
Trip.com Group Ltd. – ADR (Hotels, Restaurants & Leisure)		16,377	1,041,250
			21,935,046
Consumer Staples–1.9%
Constellation Brands, Inc. Class A (Beverages)		4,486	823,271
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		18,179	1,199,814
			2,023,085
Energy–1.8%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		5,765	1,334,021
Range Resources Corp. (Oil, Gas & Consumable Fuels)		16,152	644,949
			1,978,970
Financials–11.1%
Arthur J. Gallagher & Co. (Insurance)		6,380	2,202,631
Capital One Financial Corp. (Consumer Finance)		5,797	1,039,402
Huntington Bancshares, Inc. (Banks)		14,738	221,217
Intercontinental Exchange, Inc. (Capital Markets)		7,338	1,265,805
M&T Bank Corp. (Banks)		1,214	217,002
Mastercard, Inc. Class A (Financial Services)		5,455	2,989,995
Morgan Stanley (Capital Markets)		2,440	284,675
Rocket Cos., Inc. Class A (Financial Services)		17,436	210,453
Toast, Inc. Class A (Financial Services)	(a)	23,984	795,549
Visa, Inc. (Financial Services)		8,221	2,881,132
			12,107,861
Health Care–16.3%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	5,725	49,979
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	$4,341
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,159	501,839
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	4,376	1,181,608
Arcellx, Inc. (Biotechnology)	(a)	627	41,131
Beam Therapeutics, Inc. (Biotechnology)	(a)	5,512	107,649
Biogen, Inc. (Biotechnology)	(a)	2,403	328,827
BioNTech SE – ADR (Biotechnology)	(a)	4,554	414,687
Bio-Techne Corp. (Life Sciences Tools & Svs.)		2,920	171,200
Blueprint Medicines Corp. (Biotechnology)	(a)	492	43,547
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	35,201	3,551,077
Bruker Corp. (Life Sciences Tools & Svs.)		3,673	153,311
Ceribell, Inc. (Health Care Equip. & Supplies)	(a)	1,200	23,052
Chemometec A/S (Life Sciences Tools & Svs.)	(b)	1,663	119,779
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	(b)	9,325	425,909
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	19,371	52,108
Cytokinetics, Inc. (Biotechnology)	(a)	2,313	92,959
Danaher Corp. (Life Sciences Tools & Svs.)		2,203	451,615
Eli Lilly & Co. (Pharmaceuticals)		3,853	3,182,231
Exact Sciences Corp. (Biotechnology)	(a)	21,727	940,562
Galapagos N.V. – ADR (Biotechnology)	(a)	4,600	115,552
Gilead Sciences, Inc. (Biotechnology)		9,571	1,072,431
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,580	253,924
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	9,339	825,287
Hookipa Pharma, Inc. (Biotechnology)	(a)	679	733
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	2,525	74,917
Janux Therapeutics, Inc. (Biotechnology)	(a)	1,392	37,584
Krystal Biotech, Inc. (Biotechnology)	(a)	476	85,823
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	10,210	27,873
Moderna, Inc. (Biotechnology)	(a)	3,898	110,508
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	1,343	359,132
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	1,299	8,742
Royalty Pharma PLC Class A (Pharmaceuticals)		38,813	1,208,249
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	418	10,555
Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	(a)	32,666	502,076
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		529	263,230
UCB SA (Pharmaceuticals)	(b)	3,405	600,519
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	1,403	324,977
Vor BioPharma, Inc. (Biotechnology)	(a)	6,484	4,652
XOMA Royalty Corp. (Biotechnology)	(a)	3,253	64,832
Zevra Therapeutics, Inc. (Pharmaceuticals)	(a)	6,376	47,756
			17,836,763
Industrials–7.9%
Deere & Co. (Machinery)		3,172	1,488,778
Equifax, Inc. (Professional Svs.)		7,627	1,857,632
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	(b)	3,400	539,142
GE Vernova, Inc. (Electrical Equip.)		3,719	1,135,336
General Electric Co. (Aerospace & Defense)		6,979	1,396,847
Ingersoll Rand, Inc. (Machinery)		6,760	541,003
Loar Holdings, Inc. (Aerospace & Defense)	(a)	200	14,130
RELX PLC – ADR (Professional Svs.)		6,767	341,125
Simpson Manufacturing Co., Inc. (Building Products)		278	43,668
Uber Technologies, Inc. (Ground Transportation)	(a)	4,226	307,906

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
UL Solutions, Inc. Class A (Professional Svs.)		7,209	$406,588
Westinghouse Air Brake Technologies Corp. (Machinery)		3,186	577,781
			8,649,936
Information Technology–27.2%
Appfolio, Inc. Class A (Software)	(a)	256	56,294
Apple, Inc. (Tech. Hardware, Storage & Periph.)		23,835	5,294,469
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	200	11,934
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	5,278	548,242
Docusign, Inc. (Software)	(a)	4,883	397,476
HubSpot, Inc. (Software)	(a)	1,959	1,119,157
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,979	405,353
Microsoft Corp. (Software)		14,712	5,522,738
Monday.com Ltd. (Software)	(a)	1,165	283,281
Nutanix, Inc. Class A (Software)	(a)	3,933	274,563
NVIDIA Corp. (Semiconductors & Equip.)		97,277	10,542,881
SailPoint, Inc. (Software)	(a)	700	13,125
Shopify, Inc. Class A (IT Svs.)	(a)	13,128	1,252,214
SiTime Corp. (Semiconductors & Equip.)	(a)	1,913	292,440
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		17,362	2,882,092
Wix.com Ltd. (IT Svs.)	(a)	4,799	784,061
Zeta Global Holdings Corp. Class A (Software)	(a)	11,766	159,547
			29,839,867
Materials–2.0%
Carpenter Technology Corp. (Metals & Mining)		3,074	556,948
Common Stocks (Continued)		Shares	Value
Materials (continued)
Eagle Materials, Inc. (Construction Materials)		196	$43,498
International Paper Co. (Containers & Packaging)		14,433	770,001
Martin Marietta Materials, Inc. (Construction Materials)		933	446,095
Vale SA – ADR (Metals & Mining)		36,491	364,180
			2,180,722
Real Estate–0.8%
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,911	127,770
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	11,638	797,901
			925,671
Total Common Stocks (Cost $98,503,353)			$107,668,938

Rights–0.0%		Quantity	Value
Health Care–0.0%
Gamida Cell Ltd. CVR (Acquired July 31, 2023 through August 28, 2023, Cost $44,288) (Biotechnology)	(c)	33,274	$ —
Total Rights (Cost $44,288)			$ —
Total Investments – 98.3% (Cost $98,547,641)	(d)		$107,668,938
Other Assets in Excess of Liabilities – 1.7%			1,856,233
Net Assets – 100.0%			$109,525,171

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $5,743,708 or 5.2% of the
Portfolio’s net assets.

(c)	Represents a security deemed to be restricted. At March 31, 2025, the value of restricted securities in the Portfolio totaled $0, or 0.0% of the Portfolio’s net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–97.2%		Shares	Value
Communication Services–1.5%
Cable One, Inc. (Media)		320	$85,046
Cargurus, Inc. (Interactive Media & Svs.)	(a)	4,230	123,220
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	57,646
Cinemark Holdings, Inc. (Entertainment)		6,250	155,563
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		1,790	109,745
IAC, Inc. (Interactive Media & Svs.)	(a)	2,903	133,364
John Wiley & Sons, Inc. Class A (Media)		2,150	95,804
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	42,020	164,718
Madison Square Garden Sports Corp. (Entertainment)	(a)	540	105,149
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	4,900	87,416
Shutterstock, Inc. (Interactive Media & Svs.)		2,280	42,476
TEGNA, Inc. (Media)		7,090	129,180
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		4,780	185,177
Yelp, Inc. (Interactive Media & Svs.)	(a)	2,696	99,833
			1,574,337
Consumer Discretionary–12.8%
Academy Sports & Outdoors, Inc. (Specialty Retail)		2,109	96,191
Acushnet Holdings Corp. (Leisure Products)		1,056	72,505
Adient PLC (Automobile Components)	(a)	5,380	69,187
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	1,900	191,216
American Eagle Outfitters, Inc. (Specialty Retail)		9,400	109,228
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	836	184,622
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	3,030	103,808
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		5,730	41,084
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	8,015	861,051
BorgWarner, Inc. (Automobile Components)		8,740	250,401
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	1,820	271,271
Buckle, Inc. / The (Specialty Retail)		2,600	99,632
Caleres, Inc. (Specialty Retail)		2,590	44,626
Cavco Industries, Inc. (Household Durables)	(a)	270	140,300
Century Communities, Inc. (Household Durables)		1,830	122,793
Champion Homes, Inc. (Household Durables)	(a)	10,873	1,030,325
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	53,572
Dana, Inc. (Automobile Components)		7,540	100,508
Dorman Products, Inc. (Automobile Components)	(a)	850	102,459
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	9,250	571,095
Etsy, Inc. (Broadline Retail)	(a)	4,980	234,956
Five Below, Inc. (Specialty Retail)	(a)	5,885	440,934
Foot Locker, Inc. (Specialty Retail)	(a)	4,430	62,463
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	3,161	121,446
Gentherm, Inc. (Automobile Components)	(a)	20	535
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	3,240	88,614
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)		2,690	70,989
Green Brick Partners, Inc. (Household Durables)	(a)	1,770	103,209
Group 1 Automotive, Inc. (Specialty Retail)		602	229,934
Guess?, Inc. (Specialty Retail)		1,070	11,845
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	14,600	84,242
Installed Building Products, Inc. (Household Durables)		968	165,973
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,410	38,338
Kohl's Corp. (Broadline Retail)		5,490	44,908
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		2,300	147,499
La-Z-Boy, Inc. (Household Durables)		2,300	89,907
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
LGI Homes, Inc. (Household Durables)	(a)	1,070	$71,123
M/I (Household Durables)	(a)	1,120	127,882
Meritage Homes Corp. (Household Durables)		2,520	178,618
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	18,480	145,807
Modine Manufacturing Co. (Automobile Components)	(a)	7,743	594,275
National Vision Holdings, Inc. (Specialty Retail)	(a)	5,680	72,590
Newell Brands, Inc. (Household Durables)		17,040	105,648
ODP Corp. / The (Specialty Retail)	(a)	2,070	29,663
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	7,215	839,537
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	55,736
Patrick Industries, Inc. (Automobile Components)		1,380	116,693
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6,410	104,547
Phinia, Inc. (Automobile Components)		2,470	104,802
Portillo's, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	44,089	524,218
RH (Specialty Retail)	(a)	1,709	400,607
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	54,191	580,928
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,640	144,599
SharkNinja, Inc. (Household Durables)	(a)	2,371	197,765
Signet Jewelers Ltd. (Specialty Retail)		2,160	125,410
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		3,864	137,829
Sonos, Inc. (Household Durables)	(a)	9,149	97,620
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		3,220	85,781
Stride, Inc. (Diversified Consumer Svs.)	(a)	1,730	218,845
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,333	555,378
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	11,210	73,874
Tri Pointe Homes, Inc. (Household Durables)	(a)	3,853	122,988
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,230	116,852
Victoria's Secret & Co. (Specialty Retail)	(a)	3,273	60,812
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,709	385,516
Winnebago Industries, Inc. (Automobiles)		1,670	57,548
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		180	2,504
XPEL, Inc. (Automobile Components)	(a)	3,090	90,784
			12,978,445
Consumer Staples–3.5%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		1,920	82,426
BellRing Brands, Inc. (Personal Care Products)	(a)	11,181	832,537
Cal-Maine Foods, Inc. (Food Products)		1,600	145,440
Celsius Holdings, Inc. (Beverages)	(a)	14,980	533,587
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	12,156	662,016
Edgewell Personal Care Co. (Personal Care Products)		2,680	83,643
Energizer Holdings, Inc. (Household Products)		3,360	100,531
Fresh Del Monte Produce, Inc. (Food Products)		60	1,850
Freshpet, Inc. (Food Products)	(a)	1,851	153,948
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	4,660	65,147
Interparfums, Inc. (Personal Care Products)		900	102,483
J & J Snack Foods Corp. (Food Products)		540	71,129
John B. Sanfilippo & Son, Inc. (Food Products)		990	70,151
MGP Ingredients, Inc. (Beverages)		1,020	29,968
Simply Good Foods Co. / The (Food Products)	(a)	3,780	130,372
Tootsie Roll Industries, Inc. (Food Products)		3,469	109,205
TreeHouse Foods, Inc. (Food Products)	(a)	2,560	69,350
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,820	132,020

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Universal Corp. (Tobacco)		1,179	$66,083
WD-40 Co. (Household Products)		630	153,720
			3,595,606
Energy–2.5%
Archrock, Inc. (Energy Equip. & Svs.)		6,340	166,362
Bristow Group, Inc. (Energy Equip. & Svs.)	(a)	70	2,211
Cactus, Inc. Class A (Energy Equip. & Svs.)		2,850	130,616
California Resources Corp. (Oil, Gas & Consumable Fuels)		2,930	128,832
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	1,320	26,849
Core Laboratories, Inc. (Energy Equip. & Svs.)		1,230	18,438
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)		2,343	180,645
Crescent Energy Co. Class A (Oil, Gas & Consumable Fuels)		7,200	80,928
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		3,470	67,318
Flowco Holdings, Inc. Class A (Energy Equip. & Svs.)	(a)	7,070	181,345
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	1,110	9,224
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		3,900	101,868
Innovex International, Inc. (Energy Equip. & Svs.)	(a)	6,490	116,560
Liberty Energy, Inc. (Energy Equip. & Svs.)		8,530	135,030
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		5,680	143,477
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		4,380	132,407
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	40,498
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		14,264	117,250
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		2,408	33,351
RPC, Inc. (Energy Equip. & Svs.)		15,490	85,195
SM Energy Co. (Oil, Gas & Consumable Fuels)		5,130	153,643
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	70,373
TechnipFMC PLC (Energy Equip. & Svs.)		3,924	124,352
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	2,270	95,953
Vital Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,990	63,448
World Kinect Corp. (Oil, Gas & Consumable Fuels)		3,640	103,230
			2,509,403
Financials–14.2%
Acadian Asset Management, Inc. (Capital Markets)		2,827	73,106
Ameris Bancorp (Banks)		2,890	166,377
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		12,700	121,539
Arbor Realty Trust, Inc. (Mortgage REIT)		10,954	128,710
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		4,150	162,265
Assured Guaranty Ltd. (Insurance)		1,970	173,557
Atlantic Union Bankshares Corp. (Banks)		5,204	162,053
Axos Financial, Inc. (Banks)	(a)	2,460	158,719
Banc of California, Inc. (Banks)		6,950	98,621
Bancorp, Inc. / The (Banks)	(a)	2,390	126,288
Bank of Hawaii Corp. (Banks)		2,400	165,528
BankUnited, Inc. (Banks)		3,490	120,196
Banner Corp. (Banks)		2,240	142,845
BGC Group, Inc. Class A (Capital Markets)		15,180	139,201
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		9,480	189,600
Bread Financial Holdings, Inc. (Consumer Finance)		3,242	162,359
Brookline Bancorp, Inc. (Banks)		11,040	120,336
Cathay General Bancorp (Banks)		3,990	171,690
Community Financial System, Inc. (Banks)		2,450	139,307
Customers Bancorp, Inc. (Banks)	(a)	2,500	125,500
CVB Financial Corp. (Banks)		5,540	102,268
Common Stocks (Continued)		Shares	Value
Financials (continued)
Donnelley Financial Solutions, Inc. (Capital Markets)	(a)	1,710	$74,744
Enova International, Inc. (Consumer Finance)	(a)	1,100	106,216
EVERTEC, Inc. (Financial Services)		3,260	119,870
FB Financial Corp. (Banks)		3,190	147,888
First BanCorp (Banks)		8,240	157,961
First Hawaiian, Inc. (Banks)		5,920	144,685
Fulton Financial Corp. (Banks)		8,210	148,519
Genworth Financial, Inc. (Insurance)	(a)	23,130	163,992
Goosehead Insurance, Inc. Class A (Insurance)		1,000	118,060
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		4,910	143,568
Hilltop Holdings, Inc. (Banks)		100	3,045
Hope Bancorp, Inc. (Banks)		9,440	98,837
Horace Mann Educators Corp. (Insurance)		3,140	134,172
Houlihan Lokey, Inc. (Capital Markets)		3,887	627,750
Independent Bank Corp. (Banks)		1,963	122,982
Jackson Financial, Inc. Class A (Financial Services)		3,067	256,953
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		20	216
Lincoln National Corp. (Insurance)		7,010	251,729
Moelis & Co. Class A (Capital Markets)		2,430	141,815
Mr. Cooper Group, Inc. (Financial Services)	(a)	2,680	320,528
Navient Corp. (Consumer Finance)		6,040	76,285
NCR Atleos Corp. (Financial Services)	(a)	23,637	623,544
NMI Holdings, Inc. (Financial Services)	(a)	3,464	124,877
Northwest Bancshares, Inc. (Banks)		9,360	112,507
OFG Bancorp (Banks)		20	800
Pacific Premier Bancorp, Inc. (Banks)		4,480	95,514
Palomar Holdings, Inc. (Insurance)	(a)	1,978	271,144
Park National Corp. (Banks)		660	99,924
Pathward Financial, Inc. (Banks)		2,070	151,006
Payoneer Global, Inc. (Financial Services)	(a)	10,530	76,974
Piper Sandler Cos. (Capital Markets)		3,629	898,758
PJT Partners, Inc. Class A (Capital Markets)		960	132,365
ProAssurance Corp. (Insurance)	(a)	7,110	166,018
PROG Holdings, Inc. (Consumer Finance)		2,390	63,574
Provident Financial Services, Inc. (Banks)		5,900	101,303
Radian Group, Inc. (Financial Services)		5,720	189,160
Ready Capital Corp. (Mortgage REIT)		9,780	49,780
Renasant Corp. (Banks)		3,679	124,828
RLI Corp. (Insurance)		7,575	608,500
S&T Bancorp, Inc. (Banks)		3,030	112,262
ServisFirst Bancshares, Inc. (Banks)		2,190	180,894
Shift4 Payments, Inc. Class A (Financial Services)	(a)	5,376	439,273
Simmons First National Corp. Class A (Banks)		9,350	191,955
SiriusPoint Ltd. (Insurance)	(a)	7,640	132,096
Southside Bancshares, Inc. (Banks)		4,430	128,293
StepStone Group, Inc. Class A (Capital Markets)		15,358	802,148
Stewart Information Services Corp. (Insurance)		90	6,422
Stifel Financial Corp. (Capital Markets)		6,689	630,505
StoneX Group, Inc. (Capital Markets)	(a)	1,800	137,484
Triumph Financial, Inc. (Banks)	(a)	110	6,358
Trupanion, Inc. (Insurance)	(a)	2,310	86,094
Trustmark Corp. (Banks)		4,200	144,858
TWFG, Inc. (Insurance)	(a)	10,882	336,363
Two Harbors Investment Corp. (Mortgage REIT)		9,510	127,054
United Community Banks, Inc. (Banks)		4,336	121,972
Virtu Financial, Inc. Class A (Capital Markets)		3,400	129,608
WaFd, Inc. (Banks)		3,860	110,319
Walker & Dunlop, Inc. (Financial Services)		1,420	121,211
Westamerica BanCorp (Banks)		2,230	112,905
WSFS Financial Corp. (Banks)		2,801	145,288
			14,403,818
Health Care–17.5%
AdaptHealth Corp. (Health Care Providers & Svs.)	(a)	11,140	120,758
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	1,090	107,790
ADMA Biologics, Inc. (Biotechnology)	(a)	10,130	200,979

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Akero Therapeutics, Inc. (Biotechnology)	(a)	6,092	$246,604
Alkermes PLC (Biotechnology)	(a)	6,820	225,196
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,150	52,589
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	2,530	73,345
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	109,128
Apogee Therapeutics, Inc. (Biotechnology)	(a)	6,746	252,031
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,810	45,609
ARS Pharmaceuticals, Inc. (Biotechnology)	(a)	20,634	259,576
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,075	323,409
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	19,055	614,714
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	4,857	168,246
Beta Bionics, Inc. (Health Care Equip. & Supplies)	(a)	9,905	121,237
Blueprint Medicines Corp. (Biotechnology)	(a)	5,981	529,378
Bridgebio Pharma, Inc. (Biotechnology)	(a)	13,593	469,910
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	23,720	429,095
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	4,610	111,792
Certara, Inc. (Health Care Technology)	(a)	6,570	65,043
CG oncology, Inc. (Biotechnology)	(a)	9,797	239,929
CONMED Corp. (Health Care Equip. & Supplies)		1,540	93,001
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	3,790	432,894
CorVel Corp. (Health Care Providers & Svs.)	(a)	1,320	147,800
Cullinan Therapeutics, Inc. (Biotechnology)	(a)	13,628	103,164
Cytokinetics, Inc. (Biotechnology)	(a)	6,741	270,921
Denali Therapeutics, Inc. (Biotechnology)	(a)	16,231	220,660
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	8,164	148,095
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	102,502
Embecta Corp. (Health Care Equip. & Supplies)		4,021	51,268
Fortrea Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,895	36,957
GeneDx Holdings Corp. (Health Care Providers & Svs.)	(a)	3,758	332,827
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	9,174	902,905
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	10,749	685,894
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	3,100	102,889
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	960	133,306
Insmed, Inc. (Biotechnology)	(a)	12,078	921,431
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,300	207,064
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	1,710	201,797
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	20	440
Kestra Medical Technologies Ltd. (Health Care Equip. & Supplies)	(a)	10,954	272,974
Korro Bio, Inc. (Biotechnology)	(a)	5,609	97,653
Krystal Biotech, Inc. (Biotechnology)	(a)	1,160	209,148
Legend Biotech Corp. – ADR (Biotechnology)	(a)	7,836	265,875
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		1,230	103,197
Masimo Corp. (Health Care Equip. & Supplies)	(a)	3,976	662,402
Maze Therapeutics, Inc. (Pharmaceuticals)	(a)	9,187	101,149
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,800	295,988
Merus N.V. (Biotechnology)	(a)	6,304	265,335
Metsera, Inc. (Biotechnology)	(a)	6,116	166,478
MoonLake Immunotherapeutics (Biotechnology)	(a)	5,105	199,452
National HealthCare Corp. (Health Care Providers & Svs.)		1,130	104,864
Neogen Corp. (Health Care Equip. & Supplies)	(a)	10,840	93,983
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	11,856	242,692
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	2,210	77,262
Organon & Co. (Pharmaceuticals)		11,605	172,798
Owens & Minor, Inc. (Health Care Providers & Svs.)	(a)	5,160	46,595
Patterson Cos., Inc. (Health Care Providers & Svs.)		4,286	133,895
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Premier, Inc. Class A (Health Care Providers & Svs.)		6,550	$126,284
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	1,980	170,221
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	5,845	131,220
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	11,192	652,046
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	2,650	128,154
RadNet, Inc. (Health Care Providers & Svs.)	(a)	770	38,284
Rapport Therapeutics, Inc. (Pharmaceuticals)	(a)	9,056	90,832
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	4,664	593,447
Schrodinger, Inc. (Health Care Technology)	(a)	3,290	64,945
Select Medical Holdings Corp. (Health Care Providers & Svs.)		5,070	84,669
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	124,777
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,020	57,863
Teleflex, Inc. (Health Care Equip. & Supplies)		1,860	257,033
Tempus AI, Inc. (Life Sciences Tools & Svs.)	(a)	3,441	165,994
TG Therapeutics, Inc. (Biotechnology)	(a)	5,800	228,694
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	1,650	111,012
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	340	68,581
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	5,147	186,373
Upstream Bio, Inc. (Biotechnology)	(a)	8,350	51,102
Vaxcyte, Inc. (Biotechnology)	(a)	8,907	336,328
Vericel Corp. (Biotechnology)	(a)	2,430	108,427
Viking Therapeutics, Inc. (Biotechnology)	(a)	3,946	95,296
Vir Biotechnology, Inc. (Biotechnology)	(a)	9,590	62,143
Viridian Therapeutics, Inc. (Biotechnology)	(a)	16,465	221,948
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	6,925	232,334
			17,761,920
Industrials–19.8%
AAR Corp. (Aerospace & Defense)	(a)	1,440	80,626
ABM Industries, Inc. (Commercial Svs. & Supplies)		2,860	135,450
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	50,367	709,671
AeroVironment, Inc. (Aerospace & Defense)	(a)	4,705	560,789
Air Lease Corp. (Trading Companies & Distributors)		5,230	252,661
Alamo Group, Inc. (Machinery)		510	90,887
Amentum Holdings, Inc. (Professional Svs.)	(a)	5,700	103,740
Apogee Enterprises, Inc. (Building Products)		1,450	67,179
ArcBest Corp. (Ground Transportation)		8,833	623,433
Arcosa, Inc. (Construction & Engineering)		1,620	124,934
Armstrong World Industries, Inc. (Building Products)		6,432	906,140
AZEK Co., Inc. / The (Building Products)	(a)	11,992	586,289
AZZ, Inc. (Building Products)		1,410	117,890
Boise Cascade Co. (Trading Companies & Distributors)		1,690	165,772
Brady Corp. Class A (Commercial Svs. & Supplies)		2,100	148,344
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	10,591	761,175
CSG Systems International, Inc. (Professional Svs.)		2,350	142,104
CSW Industrials, Inc. (Building Products)		3,018	879,807
Curtiss-Wright Corp. (Aerospace & Defense)		1,960	621,849
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	81,422
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,490	226,987
Enerpac Tool Group Corp. (Machinery)		2,210	99,141
Enpro, Inc. (Machinery)		900	145,611
Esab Corp. (Machinery)		5,529	644,128
ESCO Technologies, Inc. (Machinery)		1,330	211,630
Everus Construction Group, Inc. (Construction & Engineering)	(a)	13,778	511,026
Federal Signal Corp. (Machinery)		1,820	133,861
Franklin Electric Co., Inc. (Machinery)		1,790	168,045

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
FTI Consulting, Inc. (Professional Svs.)	(a)	2,837	$465,495
Gates Industrial Corp. PLC (Machinery)	(a)	8,652	159,283
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	5,630	164,452
Gibraltar Industries, Inc. (Building Products)	(a)	1,840	107,934
GMS, Inc. (Trading Companies & Distributors)	(a)	1,940	141,950
Granite Construction, Inc. (Construction & Engineering)		2,280	171,912
Greenbrier Cos., Inc. / The (Machinery)		1,732	88,713
Griffon Corp. (Building Products)		1,840	131,560
Hayward Holdings, Inc. (Building Products)	(a)	2,705	37,654
Hillenbrand, Inc. (Machinery)		4,220	101,871
HNI Corp. (Commercial Svs. & Supplies)		2,160	95,796
Hub Group, Inc. Class A (Air Freight & Logistics)		2,750	102,218
Interface, Inc. (Commercial Svs. & Supplies)		5,870	116,461
ITT, Inc. (Machinery)		4,873	629,397
JBT Marel Corp. (Machinery)		1,909	233,280
JetBlue Airways Corp. (Passenger Airlines)	(a)	16,980	81,844
Kadant, Inc. (Machinery)		480	161,717
Karman Holdings, Inc. (Aerospace & Defense)	(a)	10,316	344,761
Kirby Corp. (Marine Transportation)	(a)	6,350	641,413
Korn Ferry (Professional Svs.)		2,040	138,373
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	6,110	181,406
Leonardo DRS, Inc. (Aerospace & Defense)		23,083	758,969
Lindsay Corp. (Machinery)		810	102,481
Loar Holdings, Inc. (Aerospace & Defense)	(a)	7,052	498,224
Marten Transport Ltd. (Ground Transportation)		4,660	63,935
Masterbrand, Inc. (Building Products)	(a)	6,500	84,890
Matson, Inc. (Marine Transportation)		1,434	183,796
Matthews International Corp. Class A (Commercial Svs. & Supplies)		3,870	86,069
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,385	145,860
MillerKnoll, Inc. (Commercial Svs. & Supplies)		3,990	76,369
Moog, Inc. Class A (Aerospace & Defense)		1,150	199,352
Mueller Water Products, Inc. Class A (Machinery)		6,260	159,129
NV5 Global, Inc. (Professional Svs.)	(a)	3,116	60,045
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	420	8,098
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		1,440	13,032
Powell Industries, Inc. (Electrical Equip.)		430	73,242
Primoris Services Corp. (Construction & Engineering)		11,508	660,674
Resideo Technologies, Inc. (Building Products)	(a)	7,490	132,573
Robert Half, Inc. (Professional Svs.)		2,330	127,101
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		2,686	143,459
RXO, Inc. (Ground Transportation)	(a)	5,956	113,760
Schneider National, Inc. Class B (Ground Transportation)		3,920	89,572
SkyWest, Inc. (Passenger Airlines)	(a)	550	48,054
SPX Technologies, Inc. (Machinery)	(a)	7,269	936,102
Standardaero, Inc. (Aerospace & Defense)	(a)	22,288	593,752
Sun Country Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,020	86,486
Sunrun, Inc. (Electrical Equip.)	(a)	11,012	64,530
Tennant Co. (Machinery)		1,190	94,903
Titan International, Inc. (Machinery)	(a)	7,860	65,945
Trinity Industries, Inc. (Machinery)		4,060	113,924
Triumph Group, Inc. (Aerospace & Defense)	(a)	2,300	58,282
UniFirst Corp. (Commercial Svs. & Supplies)		670	116,580
Verra Mobility Corp. (Professional Svs.)	(a)	6,848	154,148
Vestis Corp. (Commercial Svs. & Supplies)		6,810	67,419
WillScot Holdings Corp. (Construction & Engineering)		7,380	205,164
Worthington Enterprises, Inc. (Machinery)		1,800	90,162
Zurn Elkay Water Solutions Corp. (Building Products)		3,380	111,472
			20,185,634
Information Technology–15.8%
ACI Worldwide, Inc. (Software)	(a)	4,866	266,219
Adeia, Inc. (Software)		7,000	92,540
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		1,210	115,325
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Agilysys, Inc. (Software)	(a)	900	$65,286
Alarm.com Holdings, Inc. (Software)	(a)	2,300	127,995
Alkami Technology, Inc. (Software)	(a)	26,161	686,726
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	2,680	66,625
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	200	9,934
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,270	241,617
BlackLine, Inc. (Software)	(a)	2,570	124,439
Box, Inc. Class A (Software)	(a)	4,270	131,772
Braze, Inc. Class A (Software)	(a)	15,242	549,931
Clear Secure, Inc. Class A (Software)		4,010	103,899
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	32,856	880,541
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	80,272
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	12,689	509,590
CTS Corp. (Electronic Equip., Instr. & Comp.)		2,150	89,332
Digi International, Inc. (Communications Equip.)	(a)	4,380	121,895
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	2,581	86,180
Diodes, Inc. (Semiconductors & Equip.)	(a)	2,320	100,154
DoubleVerify Holdings, Inc. (Software)	(a)	6,000	80,220
DXC Technology Co. (IT Svs.)	(a)	8,350	142,367
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	82,391
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	1,863	367,961
FormFactor, Inc. (Semiconductors & Equip.)	(a)	3,300	93,357
Harmonic, Inc. (Communications Equip.)	(a)	8,940	85,735
Impinj, Inc. (Semiconductors & Equip.)	(a)	990	89,793
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	730	109,493
Intapp, Inc. (Software)	(a)	15,695	916,274
InterDigital, Inc. (Software)		1,060	219,155
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,850	193,806
JFrog Ltd. (Software)	(a)	19,119	611,808
Klaviyo, Inc. Class A (Software)	(a)	20,716	626,866
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		3,430	113,121
LiveRamp Holdings, Inc. (Software)	(a)	4,660	121,812
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	6,699	672,446
MARA Holdings, Inc. (Software)	(a)	10,906	125,419
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	4,640	50,390
Monday.com Ltd. (Software)	(a)	2,291	557,080
N-able, Inc. (Software)	(a)	12,800	90,752
NCR Voyix Corp. (Software)	(a)	7,920	77,220
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	125,556
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,473	571,963
Onestream, Inc. (Software)	(a)	26,545	566,470
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	2,384	289,275
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	820	159,359
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,580	98,624
Photronics, Inc. (Semiconductors & Equip.)	(a)	3,990	82,832
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,120	143,506
Progress Software Corp. (Software)		2,020	104,050
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3,900	282,399
Rubrik, Inc. Class A (Software)	(a)	9,345	569,858
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	2,677	127,452
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,170	165,311
Semtech Corp. (Semiconductors & Equip.)	(a)	18,894	649,954
ServiceTitan, Inc. Class A (Software)	(a)	3,102	295,031
SiTime Corp. (Semiconductors & Equip.)	(a)	4,703	718,948
SPS Commerce, Inc. (Software)	(a)	1,620	215,023
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,710	117,112
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	5,100	109,191

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Universal Display Corp. (Semiconductors & Equip.)		391	$54,537
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	2,476	49,718
Viavi Solutions, Inc. (Communications Equip.)	(a)	9,090	101,717
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		6,200	98,580
Workiva, Inc. (Software)	(a)	6,723	510,343
			16,084,547
Materials–4.2%
Balchem Corp. (Chemicals)		1,460	242,360
Celanese Corp. (Chemicals)		4,370	248,085
Century Aluminum Co. (Metals & Mining)	(a)	1,450	26,912
Element Solutions, Inc. (Chemicals)		34,995	791,237
FMC Corp. (Chemicals)		4,990	210,528
H.B. Fuller Co. (Chemicals)		2,182	122,454
Hawkins, Inc. (Chemicals)		267	28,281
Ingevity Corp. (Chemicals)	(a)	2,070	81,951
Innospec, Inc. (Chemicals)		1,130	107,067
Kaiser Aluminum Corp. (Metals & Mining)		1,580	95,780
Knife River Corp. (Construction Materials)	(a)	9,554	861,866
Koppers Holdings, Inc. (Chemicals)		2,080	58,240
Materion Corp. (Metals & Mining)		1,100	89,760
Minerals Technologies, Inc. (Chemicals)		1,740	110,612
MP Materials Corp. (Metals & Mining)	(a)	5,000	122,050
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	90,693
Quaker Chemical Corp. (Chemicals)		710	87,763
Sealed Air Corp. (Containers & Packaging)		4,299	124,241
Sensient Technologies Corp. (Chemicals)		1,890	140,673
Sylvamo Corp. (Paper & Forest Products)		1,720	115,360
Titan America SA (Construction Materials)	(a)	21,548	291,329
Warrior Met Coal, Inc. (Metals & Mining)		2,090	99,735
Worthington Steel, Inc. (Metals & Mining)		3,590	90,935
			4,237,912
Real Estate–4.2%
Acadia Realty Trust (Retail REITs)		6,240	130,728
American Assets Trust, Inc. (Diversified REITs)		5,070	102,110
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		11,700	151,047
CareTrust REIT, Inc. (Health Care REITs)		7,214	206,176
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	9,490	96,988
DiamondRock Hospitality Co. (Hotel & Resort REITs)		100	772
Douglas Emmett, Inc. (Office REITs)		4,390	70,240
Easterly Government Properties, Inc. (Office REITs)		9,200	97,520
Essential Properties Realty Trust, Inc. (Diversified REITs)		7,241	236,346
Four Corners Property Trust, Inc. (Specialized REITs)		2,870	82,369
Getty Realty Corp. (Retail REITs)		4,240	132,203
Global Net Lease, Inc. (Diversified REITs)		13,700	110,148
Highwoods Properties, Inc. (Office REITs)		4,790	141,976
Innovative Industrial Properties, Inc. (Industrial REITs)		1,220	65,990
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
JBG SMITH Properties (Office REITs)		6,370	$102,621
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)		10,190	88,449
LTC Properties, Inc. (Health Care REITs)		2,800	99,260
LXP Industrial Trust (Industrial REITs)		11,630	100,599
Macerich Co. / The (Retail REITs)		10,030	172,215
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		2,590	89,225
Medical Properties Trust, Inc. (Health Care REITs)		28,000	168,840
Millrose Properties, Inc. (Specialized REITs)	(a)	5,136	136,155
NexPoint Residential Trust, Inc. (Residential REITs)		1,600	63,248
Pebblebrook Hotel Trust (Hotel & Resort REITs)		8,530	86,409
Phillips Edison & Co., Inc. (Retail REITs)		5,150	187,923
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		2,400	219,456
Safehold, Inc. (Specialized REITs)		4,830	90,418
SITE Centers Corp. (Retail REITs)		3,615	46,417
SL Green Realty Corp. (Office REITs)		2,446	141,134
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)		15,043	141,555
Tanger, Inc. (Retail REITs)		4,581	154,792
Terreno Realty Corp. (Industrial REITs)		4,100	259,202
Uniti Group, Inc. (Specialized REITs)		20,270	102,161
Urban Edge Properties (Retail REITs)		5,370	102,030
Veris Residential, Inc. (Residential REITs)		5,360	90,691
			4,267,413
Utilities–1.2%
American States Water Co. (Water Utilities)		800	62,944
Avista Corp. (Multi-Utilities)		3,300	138,171
California Water Service Group (Water Utilities)		2,120	102,735
Chesapeake Utilities Corp. (Gas Utilities)		950	122,008
Clearway Energy, Inc. Class A (Ind. Power & Renewable Elec.)		4,200	119,532
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)		3,300	99,891
MDU Resources Group, Inc. (Gas Utilities)		5,678	96,015
MGE Energy, Inc. (Electric Utilities)		1,133	105,324
Middlesex Water Co. (Water Utilities)		1,910	122,431
Northwest Natural Holding Co. (Gas Utilities)		2,830	120,898
Otter Tail Corp. (Electric Utilities)		1,911	153,587
			1,243,536
Total Common Stocks (Cost $104,560,963)			$98,842,571

Exchange Traded Funds–0.4%		Shares	Value
iShares Core S&P Small-Cap ETF		4,433	$463,559
Total Exchange Traded Funds (Cost $477,298)			$463,559
Total Investments – 97.6% (Cost $105,038,261)	(b)		$99,306,130
Other Assets in Excess of Liabilities – 2.4%			2,409,368
Net Assets – 100.0%			$101,715,498

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–98.4%		Shares	Value
Communication Services–2.6%
Charter Communications, Inc. Class A (Media)	(a)	240	$88,447
Criteo SA – ADR (Media)	(a)	7,090	251,057
Electronic Arts, Inc. (Entertainment)		708	102,320
Fox Corp. Class A (Media)		150	8,490
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	2,690	96,464
Liberty Broadband Corp. Class C (Media)	(a)	660	56,133
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	720	64,807
Live Nation Entertainment, Inc. (Entertainment)	(a)	440	57,455
News Corp. Class A (Media)		2,370	64,512
Nexstar Media Group, Inc. (Media)		1,360	243,739
Omnicom Group, Inc. (Media)		930	77,106
Paramount Global Class B (Media)		5,130	61,355
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	52,390
Reddit, Inc. Class A (Interactive Media & Svs.)	(a)	900	94,410
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	102,008
Sirius XM Holdings, Inc. (Media)		3,186	71,828
Take-Two Interactive Software, Inc. (Entertainment)	(a)	460	95,335
TKO Group Holdings, Inc. (Entertainment)		600	91,686
Trade Desk, Inc. / The Class A (Media)	(a)	1,120	61,286
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	82,954
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	1,570	15,700
			1,839,482
Consumer Discretionary–11.8%
ADT, Inc. (Diversified Consumer Svs.)		34,585	281,522
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,990	53,193
Aramark (Hotels, Restaurants & Leisure)		1,962	67,728
AutoNation, Inc. (Specialty Retail)	(a)	1,596	258,424
Bath & Body Works, Inc. (Specialty Retail)		8,893	269,636
Best Buy Co., Inc. (Specialty Retail)		940	69,193
Birkenstock Holding PLC (Textiles, Apparel & Luxury Goods)	(a)	6,101	279,731
BorgWarner, Inc. (Automobile Components)		9,612	275,384
Brunswick Corp. (Leisure Products)		2,939	158,265
Burlington Stores, Inc. (Specialty Retail)	(a)	1,016	242,143
CarMax, Inc. (Specialty Retail)	(a)	820	63,894
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	2,770	54,098
Carvana Co. (Specialty Retail)	(a)	310	64,815
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	4,235	365,946
Champion Homes, Inc. (Household Durables)	(a)	3,309	313,561
Coupang, Inc. (Broadline Retail)	(a)	3,130	68,641
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,119	331,238
D.R. Horton, Inc. (Household Durables)		780	99,161
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		250	51,940
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	351	39,245
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		2,515	58,524
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	82,701
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,166	337,613
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,216	377,617
eBay, Inc. (Broadline Retail)		1,920	130,042
Etsy, Inc. (Broadline Retail)	(a)	484	22,835
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		270	45,387
GameStop Corp. Class A (Specialty Retail)	(a)	2,136	47,676
Gap, Inc. / The (Specialty Retail)		2,190	45,136
Garmin Ltd. (Household Durables)		359	77,950
Genuine Parts Co. (Distributors)		610	72,675
Group 1 Automotive, Inc. (Specialty Retail)		701	267,747
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		431	98,074
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		536	65,660
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		1,210	$46,742
Lennar Corp. Class A (Household Durables)		630	72,311
LKQ Corp. (Distributors)		1,630	69,340
Lucid Group, Inc. (Automobiles)	(a)	24,658	59,672
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	57,205
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,400	64,464
NVR, Inc. (Household Durables)	(a)	7	50,711
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	2,937	341,749
On Holding AG Class A (Textiles, Apparel & Luxury Goods)	(a)	6,438	282,757
PulteGroup, Inc. (Household Durables)		544	55,923
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		227	50,108
RH (Specialty Retail)	(a)	727	170,416
Rivian Automotive, Inc. Class A (Automobiles)	(a)	2,290	28,511
Ross Stores, Inc. (Specialty Retail)		845	107,983
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		640	131,482
SharkNinja, Inc. (Household Durables)	(a)	3,383	282,176
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	770	43,721
Somnigroup International, Inc. (Household Durables)		1,140	68,263
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		3,119	219,609
Taylor Morrison Home Corp. (Household Durables)	(a)	1,556	93,422
Toll Brothers, Inc. (Household Durables)		560	59,130
Tractor Supply Co. (Specialty Retail)		1,200	66,120
Ulta Beauty, Inc. (Specialty Retail)	(a)	110	40,319
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		237	37,925
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	6,200	246,450
Williams-Sonoma, Inc. (Specialty Retail)		336	53,122
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,000	225,580
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		750	67,883
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		720	113,299
			8,343,788
Consumer Staples–4.9%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	55,195
Archer-Daniels-Midland Co. (Food Products)		1,270	60,973
BellRing Brands, Inc. (Personal Care Products)	(a)	4,552	338,942
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	4,370	498,617
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		190	82,468
Celsius Holdings, Inc. (Beverages)	(a)	8,862	315,665
Church & Dwight Co., Inc. (Household Products)		656	72,219
Coca-Cola Consolidated, Inc. (Beverages)		40	54,000
Coty, Inc. Class A (Personal Care Products)	(a)	6,320	34,570
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	1,620	121,613
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	470	29,511
General Mills, Inc. (Food Products)		1,504	89,924
Hershey Co. / The (Food Products)		380	64,991
Hormel Foods Corp. (Food Products)		1,650	51,051
Kellanova (Food Products)		1,220	100,638
Kenvue, Inc. (Personal Care Products)		5,780	138,604
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,786	120,894
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	1,510	60,234
McCormick & Co., Inc. (Food Products)		1,010	83,133

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Molson Coors Beverage Co. Class B (Beverages)		910	$55,392
Nomad Foods Ltd. (Food Products)		15,603	306,599
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	810	63,690
Pilgrim's Pride Corp. (Food Products)		1,490	81,220
Sysco Corp. (Consumer Staples Distribution & Retail)		1,330	99,803
The Campbell's Company (Food Products)		1,600	63,872
Tyson Foods, Inc. Class A (Food Products)		1,180	75,296
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	1,110	72,661
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		2,410	26,920
WD-40 Co. (Household Products)		810	197,640
			3,416,335
Energy–4.0%
Baker Hughes Co. (Energy Equip. & Svs.)		2,710	119,104
Cameco Corp. (Oil, Gas & Consumable Fuels)		5,820	239,551
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		602	139,303
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		340	38,325
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,470	71,383
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		1,650	61,710
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		406	64,911
EQT Corp. (Oil, Gas & Consumable Fuels)		1,778	94,999
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		630	70,132
Halliburton Co. (Energy Equip. & Svs.)		2,300	58,351
Hess Corp. (Oil, Gas & Consumable Fuels)		760	121,395
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		2,994	98,443
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3,520	100,426
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		9,794	247,396
Matador Resources Co. (Oil, Gas & Consumable Fuels)		5,730	292,746
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6,179	186,791
NOV, Inc. (Energy Equip. & Svs.)		3,710	56,466
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,560	154,783
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	72,273
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		581	116,473
TechnipFMC PLC (Energy Equip. & Svs.)		5,472	173,408
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		50	66,249
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3,340	199,598
			2,844,216
Financials–15.6%
Affirm Holdings, Inc. (Financial Services)	(a)	880	39,767
Aflac, Inc. (Insurance)		1,500	166,785
AGNC Investment Corp. (Mortgage REIT)		4,250	40,715
Allstate Corp. / The (Insurance)		710	147,020
Ally Financial, Inc. (Consumer Finance)		1,520	55,434
American Financial Group, Inc. (Insurance)		2,745	360,528
Ameriprise Financial, Inc. (Capital Markets)		280	135,551
Annaly Capital Management, Inc. (Mortgage REIT)		2,850	57,884
Arch Capital Group Ltd. (Insurance)		1,050	100,989
Ares Management Corp. Class A (Capital Markets)		380	55,712
Arthur J. Gallagher & Co. (Insurance)		666	229,930
Bank of New York Mellon Corp. / The (Capital Markets)		1,480	124,128
BankUnited, Inc. (Banks)		5,215	179,605
Block, Inc. (Financial Services)	(a)	1,820	98,881
Brown & Brown, Inc. (Insurance)		640	79,616
Common Stocks (Continued)		Shares	Value
Financials (continued)
CBOE Global Markets, Inc. (Capital Markets)		1,685	$381,299
Cincinnati Financial Corp. (Insurance)		400	59,088
CNA Financial Corp. (Insurance)		1,360	69,074
Coinbase Global, Inc. Class A (Capital Markets)	(a)	633	109,022
Comerica, Inc. (Banks)		3,807	224,841
Commerce Bancshares, Inc. (Banks)		966	60,114
Corpay, Inc. (Financial Services)	(a)	150	52,308
Credit Acceptance Corp. (Consumer Finance)	(a)	120	61,962
Discover Financial Services (Consumer Finance)		770	131,439
East West Bancorp, Inc. (Banks)		1,000	89,760
Euronet Worldwide, Inc. (Financial Services)	(a)	536	57,272
Everest Group Ltd. (Insurance)		140	50,866
FactSet Research Systems, Inc. (Capital Markets)		120	54,557
Fidelity National Information Services, Inc. (Financial Services)		1,990	148,613
Fifth Third Bancorp (Banks)		2,010	78,792
First BanCorp (Banks)		12,560	240,775
First Citizens BancShares, Inc. Class A (Banks)		174	322,617
First Hawaiian, Inc. (Banks)		9,083	221,989
First Horizon Corp. (Banks)		2,360	45,831
Franklin Resources, Inc. (Capital Markets)		2,540	48,895
Global Payments, Inc. (Financial Services)		960	94,003
Globe Life, Inc. (Insurance)		480	63,226
Hanover Insurance Group, Inc. / The (Insurance)		1,838	319,720
Hartford Insurance Group, Inc. / The (Insurance)		850	105,171
Huntington Bancshares, Inc. (Banks)		4,980	74,750
Independent Bank Corp. (Banks)		1,860	116,529
Interactive Brokers Group, Inc. Class A (Capital Markets)		280	46,365
Invesco Ltd. (Capital Markets)		20,851	316,310
Jack Henry & Associates, Inc. (Financial Services)		20	3,652
Jefferies Financial Group, Inc. (Capital Markets)		6,275	336,152
Kemper Corp. (Insurance)		1,860	124,341
Kinsale Capital Group, Inc. (Insurance)		764	371,846
Loews Corp. (Insurance)		670	61,580
LPL Financial Holdings, Inc. (Capital Markets)		280	91,599
M&T Bank Corp. (Banks)		500	89,375
Markel Group, Inc. (Insurance)	(a)	10	18,696
Morningstar, Inc. (Capital Markets)		190	56,975
MSCI, Inc. (Capital Markets)		219	123,844
Nasdaq, Inc. (Capital Markets)		1,120	84,963
NCR Atleos Corp. (Financial Services)	(a)	9,800	258,524
Northern Trust Corp. (Capital Markets)		550	54,258
NU Holdings Ltd. Class A (Banks)	(a)	7,760	79,462
PJT Partners, Inc. Class A (Capital Markets)		2,117	291,892
Principal Financial Group, Inc. (Insurance)		1,190	100,400
Prudential Financial, Inc. (Insurance)		980	109,446
Raymond James Financial, Inc. (Capital Markets)		370	51,397
Regions Financial Corp. (Banks)		1,330	28,901
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	1,850	76,997
Rocket Cos., Inc. Class A (Financial Services)		3,690	44,538
Ryan Specialty Holdings, Inc. (Insurance)		5,959	440,191
SEI Investments Co. (Capital Markets)		770	59,775
Shift4 Payments, Inc. Class A (Financial Services)	(a)	2,941	240,309
State Street Corp. (Capital Markets)		610	54,613
Stifel Financial Corp. (Capital Markets)		5,153	485,722
Synchrony Financial (Consumer Finance)		1,210	64,057
T. Rowe Price Group, Inc. (Capital Markets)		420	38,585
Texas Capital Bancshares, Inc. (Banks)	(a)	2,599	194,145
Toast, Inc. Class A (Financial Services)	(a)	40	1,327
TPG, Inc. (Capital Markets)		5,165	244,976
Voya Financial, Inc. (Financial Services)		820	55,563
W. R. Berkley Corp. (Insurance)		978	69,594
Walker & Dunlop, Inc. (Financial Services)		2,088	178,232
Webster Financial Corp. (Banks)		3,989	205,633
Western Alliance Bancorp (Banks)		940	72,220
Willis Towers Watson PLC (Insurance)		290	98,006
Wintrust Financial Corp. (Banks)		2,070	232,792

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
XP, Inc. Class A (Capital Markets)		2,360	$32,450
Zions Bancorp N.A. (Banks)		4,810	239,827
			10,984,588
Health Care–12.0%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		820	95,924
Akero Therapeutics, Inc. (Biotechnology)	(a)	2,131	86,263
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	42,892
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	290	78,306
Apogee Therapeutics, Inc. (Biotechnology)	(a)	2,239	83,649
ARS Pharmaceuticals, Inc. (Biotechnology)	(a)	7,124	89,620
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	740	115,336
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,091	228,756
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	17,126	277,612
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	58,191
Biogen, Inc. (Biotechnology)	(a)	500	68,420
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	45,242
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	29,227
Bio-Techne Corp. (Life Sciences Tools & Svs.)		860	50,422
Blueprint Medicines Corp. (Biotechnology)	(a)	1,853	164,009
Bridgebio Pharma, Inc. (Biotechnology)	(a)	4,712	162,894
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	10,229	185,043
Cardinal Health, Inc. (Health Care Providers & Svs.)		450	61,997
Cencora, Inc. (Health Care Providers & Svs.)		380	105,674
Centene Corp. (Health Care Providers & Svs.)	(a)	1,610	97,743
CG oncology, Inc. (Biotechnology)	(a)	3,425	83,878
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	34,620
Cytokinetics, Inc. (Biotechnology)	(a)	2,369	95,210
DaVita, Inc. (Health Care Providers & Svs.)	(a)	550	84,133
Denali Therapeutics, Inc. (Biotechnology)	(a)	5,479	74,487
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,030	70,339
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	3,820	40,110
Encompass Health Corp. (Health Care Providers & Svs.)		3,380	342,326
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	9,190	158,619
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		1,290	104,116
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,322	228,531
GRAIL, Inc. (Biotechnology)	(a)	88	2,248
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	3,341	213,189
Humana, Inc. (Health Care Providers & Svs.)		360	95,256
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,440	251,986
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	230	96,588
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	450	35,703
Incyte Corp. (Biotechnology)	(a)	740	44,807
Insmed, Inc. (Biotechnology)	(a)	3,631	277,009
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	71,167
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	141	16,639
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	5,637	123,958
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	96,965
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		400	93,096
Legend Biotech Corp. – ADR (Biotechnology)	(a)	2,871	97,413
Masimo Corp. (Health Care Equip. & Supplies)	(a)	2,083	347,028
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	45,704
Metsera, Inc. (Biotechnology)	(a)	2,348	63,913
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	61	72,036
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	98,817
MoonLake Immunotherapeutics (Biotechnology)	(a)	1,791	69,974
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Natera, Inc. (Biotechnology)	(a)	3,596	$508,511
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	2,834	313,440
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	4,239	86,772
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	11,660	168,953
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	310	82,897
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	3,991	232,516
QIAGEN N.V. (Life Sciences Tools & Svs.)		1,489	59,783
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		30	5,076
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,168	275,856
ResMed, Inc. (Health Care Equip. & Supplies)		350	78,348
Revvity, Inc. (Life Sciences Tools & Svs.)		420	44,436
Roivant Sciences Ltd. (Biotechnology)	(a)	5,000	50,450
Royalty Pharma PLC Class A (Pharmaceuticals)		2,130	66,307
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	490	31,272
STERIS PLC (Health Care Equip. & Supplies)		346	78,421
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,812	101,823
Vaxcyte, Inc. (Biotechnology)	(a)	2,649	100,026
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	129,713
Viatris, Inc. (Pharmaceuticals)		5,730	49,908
Viking Therapeutics, Inc. (Biotechnology)	(a)	2,557	61,752
Waters Corp. (Life Sciences Tools & Svs.)	(a)	113	41,648
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		130	29,104
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	2,470	82,869
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	96,203
			8,433,169
Industrials–19.2%
A. O. Smith Corp. (Building Products)		1,130	73,857
AAON, Inc. (Building Products)		550	42,971
ABM Industries, Inc. (Commercial Svs. & Supplies)		3,703	175,374
Advanced Drainage Systems, Inc. (Building Products)		360	39,114
AECOM (Construction & Engineering)		670	62,129
AGCO Corp. (Machinery)		520	48,136
Allison Transmission Holdings, Inc. (Machinery)		740	70,796
Amentum Holdings, Inc. (Professional Svs.)	(a)	500	9,100
AMETEK, Inc. (Electrical Equip.)		623	107,243
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,714	386,233
ArcBest Corp. (Ground Transportation)		3,039	214,493
Armstrong World Industries, Inc. (Building Products)		2,280	321,206
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	210	110,449
AZEK Co., Inc. / The (Building Products)	(a)	6,007	293,682
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	43,924
Broadridge Financial Solutions, Inc. (Professional Svs.)		347	84,134
Builders FirstSource, Inc. (Building Products)	(a)	1,240	154,926
BWX Technologies, Inc. (Aerospace & Defense)		3,180	313,707
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,314	339,354
Carlisle Cos., Inc. (Building Products)		150	51,075
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	250	49,275
CNH Industrial N.V. (Machinery)		21,900	268,932
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,181	380,672
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	4,400	212,564
Crane Co. (Machinery)		2,135	327,039
Cummins, Inc. (Machinery)		372	116,600
Curtiss-Wright Corp. (Aerospace & Defense)		844	267,776
Delta Air Lines, Inc. (Passenger Airlines)		1,700	74,120

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Dover Corp. (Machinery)		300	$52,704
EMCOR Group, Inc. (Construction & Engineering)		130	48,052
Equifax, Inc. (Professional Svs.)		290	70,632
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	64,935
Fastenal Co. (Trading Companies & Distributors)		1,470	113,998
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		690	110,559
First Advantage Corp. (Professional Svs.)	(a)	1,473	20,755
Flowserve Corp. (Machinery)		1,000	48,840
Fluor Corp. (Construction & Engineering)	(a)	5,650	202,383
Fortive Corp. (Machinery)		1,010	73,912
FTI Consulting, Inc. (Professional Svs.)	(a)	1,261	206,905
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	31,663
Graco, Inc. (Machinery)		990	82,675
Granite Construction, Inc. (Construction & Engineering)		4,112	310,045
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	5,120	200,090
HEICO Corp. Class A (Aerospace & Defense)		420	88,607
Herc Holdings, Inc. (Trading Companies & Distributors)		1,180	158,439
Howmet Aerospace, Inc. (Aerospace & Defense)		1,070	138,811
Hubbell, Inc. (Electrical Equip.)		180	59,564
IDEX Corp. (Machinery)		350	63,339
Ingersoll Rand, Inc. (Machinery)		952	76,189
ITT, Inc. (Machinery)		2,121	273,948
J.B. Hunt Transport Services, Inc. (Ground Transportation)		310	45,864
Jacobs Solutions, Inc. (Professional Svs.)		500	60,445
JBT Marel Corp. (Machinery)		1,894	231,447
Kirby Corp. (Marine Transportation)	(a)	3,108	313,939
L3Harris Technologies, Inc. (Aerospace & Defense)		510	106,748
Landstar System, Inc. (Ground Transportation)		310	46,562
Leidos Holdings, Inc. (Professional Svs.)		400	53,976
Lennox International, Inc. (Building Products)		843	472,780
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	16,262
Masco Corp. (Building Products)		710	49,373
MasTec, Inc. (Construction & Engineering)	(a)	2,473	288,624
Middleby Corp. / The (Machinery)	(a)	1,225	186,175
MillerKnoll, Inc. (Commercial Svs. & Supplies)		9,768	186,960
Moog, Inc. Class A (Aerospace & Defense)		1,738	301,282
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		680	52,816
nVent Electric PLC (Electrical Equip.)		1,000	52,420
Old Dominion Freight Line, Inc. (Ground Transportation)		590	97,615
Otis Worldwide Corp. (Machinery)		1,080	111,456
Owens Corning (Building Products)		390	55,700
Parsons Corp. (Professional Svs.)	(a)	700	41,447
Paychex, Inc. (Professional Svs.)		840	129,595
Paylocity Holding Corp. (Professional Svs.)	(a)	400	74,936
Pentair PLC (Machinery)		3,132	273,987
Quanta Services, Inc. (Construction & Engineering)		390	99,130
Regal Rexnord Corp. (Electrical Equip.)		2,311	263,107
Robert Half, Inc. (Professional Svs.)		4,429	241,602
Rockwell Automation, Inc. (Electrical Equip.)		270	69,763
Rollins, Inc. (Commercial Svs. & Supplies)		1,020	55,111
Saia, Inc. (Ground Transportation)	(a)	743	259,626
Sensata Technologies Holding PLC (Electrical Equip.)		1,321	32,061
Snap-on, Inc. (Machinery)		210	70,772
Southwest Airlines Co. (Passenger Airlines)		2,410	80,928
Standardaero, Inc. (Aerospace & Defense)	(a)	10,163	270,742
Toro Co. / The (Machinery)		670	48,742
TransUnion (Professional Svs.)		780	64,732
Trex Co., Inc. (Building Products)	(a)	610	35,441
U-Haul Holding Co. NVS (Ground Transportation)		970	57,405
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	230	15,882
Common Stocks (Continued)		Shares	Value
Industrials (continued)
United Rentals, Inc. (Trading Companies & Distributors)		142	$88,991
Veralto Corp. (Commercial Svs. & Supplies)		750	73,087
Verisk Analytics, Inc. (Professional Svs.)		449	133,631
Vertiv Holdings Co. Class A (Electrical Equip.)		1,090	78,698
Vestis Corp. (Commercial Svs. & Supplies)		981	9,712
W.W. Grainger, Inc. (Trading Companies & Distributors)		120	118,540
Westinghouse Air Brake Technologies Corp. (Machinery)		510	92,488
WillScot Holdings Corp. (Construction & Engineering)		7,622	211,892
WNS Holdings Ltd. (Professional Svs.)	(a)	3,590	220,749
Woodward, Inc. (Aerospace & Defense)		320	58,397
XPO, Inc. (Ground Transportation)	(a)	3,000	322,740
Xylem, Inc. (Machinery)		730	87,206
			13,547,510
Information Technology–15.5%
ACI Worldwide, Inc. (Software)	(a)	3,880	212,275
Amdocs Ltd. (IT Svs.)		1,000	91,500
Amkor Technology, Inc. (Semiconductors & Equip.)		8,530	154,052
ANSYS, Inc. (Software)	(a)	350	110,796
AppLovin Corp. Class A (Software)	(a)	790	209,326
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	440	45,685
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	2,634	157,171
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		3,900	187,551
Belden, Inc. (Electronic Equip., Instr. & Comp.)		1,320	132,330
Bentley Systems, Inc. Class B (Software)		1,100	43,274
BILL Holdings, Inc. (Software)	(a)	490	22,486
Calix, Inc. (Communications Equip.)	(a)	5,030	178,263
CCC Intelligent Solutions Holdings, Inc. (Software)	(a)	4,820	43,525
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	56,091
Celestica, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,773	139,730
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	12,411	332,615
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	101,421
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	130,815
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,614	234,693
Commvault Systems, Inc. (Software)	(a)	729	115,007
Corning, Inc. (Electronic Equip., Instr. & Comp.)		2,270	103,921
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		980	50,372
CyberArk Software Ltd. (Software)	(a)	1,003	339,014
Datadog, Inc. Class A (Software)	(a)	924	91,670
Dynatrace, Inc. (Software)	(a)	1,460	68,839
Entegris, Inc. (Semiconductors & Equip.)		680	59,486
EPAM Systems, Inc. (IT Svs.)	(a)	220	37,145
F5, Inc. (Communications Equip.)	(a)	1,025	272,927
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	557	110,013
Fair Isaac Corp. (Software)	(a)	58	106,961
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	46,779
FormFactor, Inc. (Semiconductors & Equip.)	(a)	6,332	179,132
Gartner, Inc. (IT Svs.)	(a)	205	86,047
Gen Digital, Inc. (Software)		6,242	165,663
Gitlab, Inc. Class A (Software)	(a)	6,752	317,344
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	31,743
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	88,269
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	81,779
HP, Inc. (Tech. Hardware, Storage & Periph.)		2,550	70,609
HubSpot, Inc. (Software)	(a)	429	245,083
Informatica, Inc. Class A (Software)	(a)	1,900	33,155
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,970	187,526
Juniper Networks, Inc. (Communications Equip.)		1,590	57,542

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	380	$56,913
Klaviyo, Inc. Class A (Software)	(a)	8,526	257,997
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	4,407	231,147
Lumentum Holdings, Inc. (Communications Equip.)	(a)	3,783	235,832
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	3,279	329,146
Microchip Technology, Inc. (Semiconductors & Equip.)		1,376	66,612
MicroStrategy, Inc. Class A (Software)	(a)	610	175,845
Monday.com Ltd. (Software)	(a)	1,174	285,470
MongoDB, Inc. (IT Svs.)	(a)	228	39,991
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		122	70,758
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	56,218
Nice Ltd. – ADR (Software)	(a)	1,260	194,254
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,628	208,172
Nutanix, Inc. Class A (Software)	(a)	5,084	354,914
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	1,214	49,398
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	370	44,896
Palantir Technologies, Inc. Class A (Software)	(a)	5,440	459,136
Procore Technologies, Inc. (Software)	(a)	5,683	375,192
PTC, Inc. (Software)	(a)	580	89,871
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	850	37,629
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	34,033
SailPoint, Inc. (Software)	(a)	14,187	266,006
Samsara, Inc. Class A (Software)	(a)	6,538	250,602
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	310	14,759
Semtech Corp. (Semiconductors & Equip.)	(a)	5,965	205,196
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	43,948
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,500	51,360
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		2,708	281,524
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	175	87,099
Teradyne, Inc. (Semiconductors & Equip.)		680	56,168
Twilio, Inc. Class A (IT Svs.)	(a)	410	40,143
Tyler Technologies, Inc. (Software)	(a)	180	104,650
Unity Software, Inc. (Software)	(a)	2,300	45,057
VeriSign, Inc. (IT Svs.)	(a)	220	55,851
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	930	37,600
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	772	2,362
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	62,163
Zoom Communications, Inc. (Software)	(a)	870	64,180
Zscaler, Inc. (Software)	(a)	370	73,415
			10,925,132
Materials–2.7%
Alcoa Corp. (Metals & Mining)		2,283	69,631
Amcor PLC (Containers & Packaging)		6,490	62,953
Avery Dennison Corp. (Containers & Packaging)		260	46,272
Avient Corp. (Chemicals)		6,279	233,328
Ball Corp. (Containers & Packaging)		930	48,425
Celanese Corp. (Chemicals)		490	27,817
Corteva, Inc. (Chemicals)		1,033	65,007
Crown Holdings, Inc. (Containers & Packaging)		630	56,234
Dow, Inc. (Chemicals)		2,130	74,380
DuPont de Nemours, Inc. (Chemicals)		1,132	84,538
Eastman Chemical Co. (Chemicals)		660	58,153
Graphic Packaging Holding Co. (Containers & Packaging)		11,480	298,021
Common Stocks (Continued)		Shares	Value
Materials (continued)
International Flavors & Fragrances, Inc. (Chemicals)		719	$55,801
International Paper Co. (Containers & Packaging)		397	21,180
LyondellBasell Industries N.V. Class A (Chemicals)		760	53,504
Martin Marietta Materials, Inc. (Construction Materials)		150	71,719
Nucor Corp. (Metals & Mining)		620	74,611
Packaging Corp. of America (Containers & Packaging)		520	102,970
PPG Industries, Inc. (Chemicals)		620	67,797
RPM International, Inc. (Chemicals)		460	53,213
Sealed Air Corp. (Containers & Packaging)		1,230	35,547
Smurfit WestRock PLC (Containers & Packaging)		1,503	67,725
Steel Dynamics, Inc. (Metals & Mining)		480	60,038
United States Steel Corp. (Metals & Mining)		1,210	51,135
Vulcan Materials Co. (Construction Materials)		320	74,656
			1,914,655
Real Estate–6.0%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		550	50,880
American Healthcare REIT, Inc. (Health Care REITs)		6,610	200,283
American Homes 4 Rent Class A (Residential REITs)		2,060	77,889
Americold Realty Trust, Inc. (Industrial REITs)		1,890	40,559
AvalonBay Communities, Inc. (Residential REITs)		390	83,702
Brixmor Property Group, Inc. (Retail REITs)		2,660	70,623
Broadstone Net Lease, Inc. (Diversified REITs)		7,471	127,306
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	710	92,854
COPT Defense Properties (Office REITs)		9,020	245,975
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	1,620	128,353
Crown Castle, Inc. (Specialized REITs)		1,150	119,864
CubeSmart (Specialized REITs)		4,101	175,154
Digital Realty Trust, Inc. (Specialized REITs)		920	131,827
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	73,370
Equity Residential (Residential REITs)		1,070	76,591
Essex Property Trust, Inc. (Residential REITs)		270	82,774
Extra Space Storage, Inc. (Specialized REITs)		569	84,491
First Industrial Realty Trust, Inc. (Industrial REITs)		3,541	191,072
Gaming & Leisure Properties, Inc. (Specialized REITs)		10	509
Healthpeak Properties, Inc. (Health Care REITs)		2,220	44,888
Independence Realty Trust, Inc. (Residential REITs)		14,240	302,315
Invitation Homes, Inc. (Residential REITs)		1,780	62,033
Iron Mountain, Inc. (Specialized REITs)		940	80,878
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,211	300,219
Kimco Realty Corp. (Retail REITs)		3,630	77,101
Lineage, Inc. (Industrial REITs)		1,139	66,780
Mid-America Apartment Communities, Inc. (Residential REITs)		480	80,438
Millrose Properties, Inc. (Specialized REITs)	(a)	120	3,181
Realty Income Corp. (Retail REITs)		2,360	136,904
Regency Centers Corp. (Retail REITs)		950	70,072
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		1,562	142,829
SBA Communications Corp. (Specialized REITs)		280	61,603
Simon Property Group, Inc. (Retail REITs)		838	139,175
STAG Industrial, Inc. (Industrial REITs)		6,080	219,610
Ventas, Inc. (Health Care REITs)		1,180	81,137
VICI Properties, Inc. (Specialized REITs)		3,360	109,603
W.P. Carey, Inc. (Diversified REITs)		1,020	64,372

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Weyerhaeuser Co. (Specialized REITs)		2,050	$60,024
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	1,290	88,442
			4,245,680
Utilities–4.1%
Ameren Corp. (Multi-Utilities)		720	72,288
American Water Works Co., Inc. (Water Utilities)		330	48,682
Atmos Energy Corp. (Gas Utilities)		490	75,744
Brookfield Renewable Corp. (Ind. Power & Renewable Elec.)		110	3,071
CenterPoint Energy, Inc. (Multi-Utilities)		1,940	70,286
CMS Energy Corp. (Multi-Utilities)		880	66,097
Consolidated Edison, Inc. (Multi-Utilities)		810	89,578
DTE Energy Co. (Multi-Utilities)		560	77,431
Edison International (Electric Utilities)		770	45,368
Entergy Corp. (Electric Utilities)		860	73,521
Essential Utilities, Inc. (Water Utilities)		1,620	64,039
Evergy, Inc. (Electric Utilities)		1,160	79,982
Eversource Energy (Electric Utilities)		1,400	86,954
Exelon Corp. (Electric Utilities)		3,020	139,161
FirstEnergy Corp. (Electric Utilities)		870	35,165
IDACORP, Inc. (Electric Utilities)		3,240	376,553
Common Stocks (Continued)	Shares	Value
Utilities (continued)
NRG Energy, Inc. (Electric Utilities)	4,434	$423,270
OGE Energy Corp. (Electric Utilities)	1,760	80,890
PG&E Corp. (Electric Utilities)	5,776	99,232
Pinnacle West Capital Corp. (Electric Utilities)	560	53,340
PPL Corp. (Electric Utilities)	1,290	46,582
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,170	96,291
TXNM Energy, Inc. (Electric Utilities)	6,950	371,686
Vistra Corp. (Ind. Power & Renewable Elec.)	770	90,429
WEC Energy Group, Inc. (Multi-Utilities)	930	101,351
Xcel Energy, Inc. (Electric Utilities)	1,680	118,927
		2,885,918
Total Common Stocks (Cost $69,724,925)		$69,380,473

Exchange Traded Funds–0.3%		Shares	Value
iShares Russell Mid-Cap ETF		2,582	$219,651
Total Exchange Traded Funds (Cost $222,431)			$219,651
Total Investments – 98.7% (Cost $69,947,356)	(b)		$69,600,124
Other Assets in Excess of Liabilities – 1.3%			899,428
Net Assets – 100.0%			$70,499,552

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non-Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–98.8%		Shares	Value
Communication Services–9.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)		135,692	$20,983,411
Alphabet, Inc. Class C (Interactive Media & Svs.)		109,960	17,179,051
AT&T, Inc. (Diversified Telecom. Svs.)		166,984	4,722,308
Charter Communications, Inc. Class A (Media)	(a)	2,245	827,350
Comcast Corp. Class A (Media)		87,733	3,237,348
Electronic Arts, Inc. (Entertainment)		5,516	797,172
Fox Corp. Class A (Media)		5,149	291,433
Fox Corp. Class B (Media)		2,981	157,129
Interpublic Group of Cos., Inc. / The (Media)		8,653	235,015
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,648	476,356
Match Group, Inc. (Interactive Media & Svs.)		5,843	182,302
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		50,940	29,359,778
Netflix, Inc. (Entertainment)	(a)	9,950	9,278,673
News Corp. Class A (Media)		8,991	244,735
News Corp. Class B (Media)		2,422	73,556
Omnicom Group, Inc. (Media)		4,570	378,899
Paramount Global Class B (Media)		13,837	165,491
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,818	791,280
TKO Group Holdings, Inc. (Entertainment)		1,549	236,703
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		11,154	2,974,883
Verizon Communications, Inc. (Diversified Telecom. Svs.)		97,922	4,441,742
Walt Disney Co. / The (Entertainment)		42,052	4,150,532
Warner Bros. Discovery, Inc. (Entertainment)	(a)	51,943	557,348
			101,742,495
Consumer Discretionary–10.2%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,072	1,203,201
Amazon.com, Inc. (Broadline Retail)	(a)	219,403	41,743,615
Aptiv PLC (Automobile Components)	(a)	5,336	317,492
AutoZone, Inc. (Specialty Retail)	(a)	390	1,486,984
Best Buy Co., Inc. (Specialty Retail)		4,526	333,159
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		770	3,547,321
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4,945	123,625
CarMax, Inc. (Specialty Retail)	(a)	3,577	278,720
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	24,372	475,985
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	31,526	1,582,920
D.R. Horton, Inc. (Household Durables)		6,597	838,677
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,725	566,146
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	3,527	394,354
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		804	369,398
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,891	1,442,238
eBay, Inc. (Broadline Retail)		11,145	754,851
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		2,869	482,279
Ford Motor Co. (Automobiles)		90,544	908,156
Garmin Ltd. (Household Durables)		3,574	776,023
General Motors Co. (Automobiles)		23,145	1,088,509
Genuine Parts Co. (Distributors)		3,232	385,061
Hasbro, Inc. (Leisure Products)		3,052	187,667
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		5,596	1,273,370
Home Depot, Inc. / The (Specialty Retail)		23,107	8,468,484
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		7,992	308,731
Lennar Corp. Class A (Household Durables)		5,432	623,485
LKQ Corp. (Distributors)		6,051	257,410
Lowe's Cos., Inc. (Specialty Retail)		13,135	3,063,476
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,606	737,654
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		5,323	1,267,939
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
McDonald's Corp. (Hotels, Restaurants & Leisure)		16,669	$5,206,896
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	5,202	154,187
Mohawk Industries, Inc. (Household Durables)	(a)	1,216	138,843
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		27,478	1,744,303
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	10,217	193,714
NVR, Inc. (Household Durables)	(a)	70	507,107
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,337	1,915,359
Pool Corp. (Distributors)		886	282,058
PulteGroup, Inc. (Household Durables)		4,709	484,085
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		928	204,847
Ross Stores, Inc. (Specialty Retail)		7,674	980,660
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5,760	1,183,334
Starbucks Corp. (Hotels, Restaurants & Leisure)		26,423	2,591,832
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		4,816	339,095
Tesla, Inc. (Automobiles)	(a)	65,095	16,870,020
TJX Cos., Inc. / The (Specialty Retail)		26,150	3,185,070
Tractor Supply Co. (Specialty Retail)		12,429	684,838
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,079	395,497
Williams-Sonoma, Inc. (Specialty Retail)		2,863	452,640
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,083	173,931
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,493	1,021,739
			113,996,985
Consumer Staples–6.0%
Altria Group, Inc. (Tobacco)		39,416	2,365,748
Archer-Daniels-Midland Co. (Food Products)		11,126	534,159
Brown-Forman Corp. Class B (Beverages)		4,244	144,041
Bunge Global SA (Food Products)		3,105	237,284
Church & Dwight Co., Inc. (Household Products)		5,721	629,825
Clorox Co. / The (Household Products)		2,866	422,019
Coca-Cola Co. / The (Beverages)		90,063	6,450,312
Colgate-Palmolive Co. (Household Products)		18,877	1,768,775
Conagra Brands, Inc. (Food Products)		11,108	296,250
Constellation Brands, Inc. Class A (Beverages)		3,614	663,241
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		10,326	9,766,124
Dollar General Corp. (Consumer Staples Distribution & Retail)		5,117	449,938
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,702	352,979
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		5,447	359,502
General Mills, Inc. (Food Products)		12,822	766,627
Hershey Co. / The (Food Products)		3,438	588,001
Hormel Foods Corp. (Food Products)		6,765	209,309
J. M. Smucker Co. / The (Food Products)		2,473	292,828
Kellanova (Food Products)		6,255	515,975
Kenvue, Inc. (Personal Care Products)		44,607	1,069,676
Keurig Dr Pepper, Inc. (Beverages)		27,779	950,597
Kimberly-Clark Corp. (Household Products)		7,716	1,097,370
Kraft Heinz Co. / The (Food Products)		20,292	617,486
Kroger Co. / The (Consumer Staples Distribution & Retail)		15,487	1,048,315
Lamb Weston Holdings, Inc. (Food Products)		3,318	176,850
McCormick & Co., Inc. (Food Products)		5,880	483,983
Molson Coors Beverage Co. Class B (Beverages)		4,004	243,724
Mondelez International, Inc. Class A (Food Products)		30,089	2,041,539
Monster Beverage Corp. (Beverages)	(a)	16,292	953,408
PepsiCo, Inc. (Beverages)		31,902	4,783,386
Philip Morris International, Inc. (Tobacco)		36,169	5,741,105
Procter & Gamble Co. / The (Household Products)		54,546	9,295,729

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Sysco Corp. (Consumer Staples Distribution & Retail)		11,378	$853,805
Target Corp. (Consumer Staples Distribution & Retail)		10,658	1,112,269
The Campbell's Company (Food Products)		4,572	182,514
Tyson Foods, Inc. Class A (Food Products)		6,653	424,528
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		16,699	186,528
Walmart, Inc. (Consumer Staples Distribution & Retail)		100,909	8,858,801
			66,934,550
Energy–3.6%
APA Corp. (Oil, Gas & Consumable Fuels)		8,608	180,940
Baker Hughes Co. (Energy Equip. & Svs.)		23,023	1,011,861
Chevron Corp. (Oil, Gas & Consumable Fuels)		38,875	6,503,399
ConocoPhillips (Oil, Gas & Consumable Fuels)		29,676	3,116,573
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		17,141	495,375
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		15,284	571,621
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,348	695,158
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		13,086	1,678,149
EQT Corp. (Oil, Gas & Consumable Fuels)		13,883	741,769
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		4,890	544,355
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		101,255	12,042,257
Halliburton Co. (Energy Equip. & Svs.)		20,189	512,195
Hess Corp. (Oil, Gas & Consumable Fuels)		6,431	1,027,224
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		44,971	1,283,023
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,349	1,070,676
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		15,719	775,890
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		14,436	1,432,340
Phillips 66 (Oil, Gas & Consumable Fuels)		9,609	1,186,519
Schlumberger N.V. (Energy Equip. & Svs.)		32,584	1,362,011
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5,074	1,017,185
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		438	580,346
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		7,366	972,827
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		28,346	1,693,957
			40,495,650
Financials–14.5%
Aflac, Inc. (Insurance)		11,515	1,280,353
Allstate Corp. / The (Insurance)		6,166	1,276,794
American Express Co. (Consumer Finance)		12,911	3,473,705
American International Group, Inc. (Insurance)		13,802	1,199,946
Ameriprise Financial, Inc. (Capital Markets)		2,238	1,083,438
Aon PLC Class A (Insurance)		5,029	2,007,024
Apollo Global Management, Inc. (Financial Services)		10,400	1,424,176
Arch Capital Group Ltd. (Insurance)		8,719	838,593
Arthur J. Gallagher & Co. (Insurance)		5,917	2,042,785
Assurant, Inc. (Insurance)		1,194	250,442
Bank of America Corp. (Banks)		154,027	6,427,547
Bank of New York Mellon Corp. / The (Capital Markets)		16,695	1,400,210
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	42,637	22,707,613
BlackRock, Inc. (Capital Markets)		3,387	3,205,728
Blackstone, Inc. (Capital Markets)		17,026	2,379,894
Brown & Brown, Inc. (Insurance)		5,523	687,061
Capital One Financial Corp. (Consumer Finance)		8,868	1,590,032
CBOE Global Markets, Inc. (Capital Markets)		2,436	551,242
Common Stocks (Continued)		Shares	Value
Financials (continued)
Charles Schwab Corp. / The (Capital Markets)		39,640	$3,103,019
Chubb Ltd. (Insurance)		8,669	2,617,951
Cincinnati Financial Corp. (Insurance)		3,637	537,258
Citigroup, Inc. (Banks)		43,665	3,099,778
Citizens Financial Group, Inc. (Banks)		10,169	416,624
CME Group, Inc. (Capital Markets)		8,384	2,224,191
Corpay, Inc. (Financial Services)	(a)	1,622	565,624
Discover Financial Services (Consumer Finance)		5,836	996,205
Erie Indemnity Co. Class A (Insurance)		579	242,630
Everest Group Ltd. (Insurance)		1,000	363,330
FactSet Research Systems, Inc. (Capital Markets)		884	401,902
Fidelity National Information Services, Inc. (Financial Services)		12,320	920,058
Fifth Third Bancorp (Banks)		15,576	610,579
Fiserv, Inc. (Financial Services)	(a)	13,232	2,922,023
Franklin Resources, Inc. (Capital Markets)		7,183	138,273
Global Payments, Inc. (Financial Services)		5,759	563,921
Globe Life, Inc. (Insurance)		1,953	257,249
Goldman Sachs Group, Inc. / The (Capital Markets)		7,259	3,965,519
Hartford Insurance Group, Inc. / The (Insurance)		6,691	827,877
Huntington Bancshares, Inc. (Banks)		33,802	507,368
Intercontinental Exchange, Inc. (Capital Markets)		13,365	2,305,462
Invesco Ltd. (Capital Markets)		10,397	157,722
Jack Henry & Associates, Inc. (Financial Services)		1,698	310,055
JPMorgan Chase & Co. (Banks)		65,042	15,954,803
KeyCorp (Banks)		23,170	370,488
KKR & Co., Inc. (Capital Markets)		15,698	1,814,846
Loews Corp. (Insurance)		4,110	377,750
M&T Bank Corp. (Banks)		3,860	689,975
MarketAxess Holdings, Inc. (Capital Markets)		877	189,739
Marsh & McLennan Cos., Inc. (Insurance)		11,423	2,787,555
Mastercard, Inc. Class A (Financial Services)		18,944	10,383,585
MetLife, Inc. (Insurance)		13,468	1,081,346
Moody's Corp. (Capital Markets)		3,601	1,676,950
Morgan Stanley (Capital Markets)		28,784	3,358,229
MSCI, Inc. (Capital Markets)		1,806	1,021,293
Nasdaq, Inc. (Capital Markets)		9,628	730,380
Northern Trust Corp. (Capital Markets)		4,559	449,745
PayPal Holdings, Inc. (Financial Services)	(a)	23,010	1,501,402
PNC Financial Services Group, Inc. / The (Banks)		9,210	1,618,842
Principal Financial Group, Inc. (Insurance)		4,896	413,076
Progressive Corp. / The (Insurance)		13,626	3,856,294
Prudential Financial, Inc. (Insurance)		8,235	919,685
Raymond James Financial, Inc. (Capital Markets)		4,290	595,924
Regions Financial Corp. (Banks)		21,146	459,503
S&P Global, Inc. (Capital Markets)		7,327	3,722,849
State Street Corp. (Capital Markets)		6,710	600,746
Synchrony Financial (Consumer Finance)		9,041	478,631
T. Rowe Price Group, Inc. (Capital Markets)		5,180	475,887
Travelers Cos., Inc. / The (Insurance)		5,274	1,394,762
Truist Financial Corp. (Banks)		30,611	1,259,643
U.S. Bancorp (Banks)		36,297	1,532,459
Visa, Inc. (Financial Services)		40,088	14,049,240
W. R. Berkley Corp. (Insurance)		6,984	496,981
Wells Fargo & Co. (Banks)		76,506	5,492,366
Willis Towers Watson PLC (Insurance)		2,322	784,720
			162,420,895
Health Care–11.0%
Abbott Laboratories (Health Care Equip. & Supplies)		40,346	5,351,897
AbbVie, Inc. (Biotechnology)		41,065	8,603,939
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		6,635	776,162
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,633	259,418
Amgen, Inc. (Biotechnology)		12,496	3,893,129

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Baxter International, Inc. (Health Care Equip. & Supplies)		11,881	$406,687
Becton Dickinson & Co. (Health Care Equip. & Supplies)		6,679	1,529,892
Biogen, Inc. (Biotechnology)	(a)	3,405	465,940
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,676	215,524
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	34,281	3,458,267
Bristol-Myers Squibb Co. (Pharmaceuticals)		47,207	2,879,155
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,620	774,267
Cencora, Inc. (Health Care Providers & Svs.)		4,015	1,116,531
Centene Corp. (Health Care Providers & Svs.)	(a)	11,535	700,290
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,190	179,119
Cigna Group / The (Health Care Providers & Svs.)		6,369	2,095,401
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	4,646	391,890
CVS Health Corp. (Health Care Providers & Svs.)		29,328	1,986,972
Danaher Corp. (Life Sciences Tools & Svs.)		14,887	3,051,835
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,023	156,488
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	9,088	620,620
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	13,723	994,643
Elevance Health, Inc. (Health Care Providers & Svs.)		5,394	2,346,174
Eli Lilly & Co. (Pharmaceuticals)		18,329	15,138,104
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		10,642	858,916
Gilead Sciences, Inc. (Biotechnology)		28,988	3,248,105
HCA Healthcare, Inc. (Health Care Providers & Svs.)		4,159	1,437,142
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,901	198,689
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	5,217	322,254
Humana, Inc. (Health Care Providers & Svs.)		2,806	742,468
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,905	800,005
Incyte Corp. (Biotechnology)	(a)	3,736	226,215
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,632	428,580
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	8,296	4,108,760
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,891	685,983
Johnson & Johnson (Pharmaceuticals)		56,005	9,287,869
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		1,940	451,516
McKesson Corp. (Health Care Providers & Svs.)		2,915	1,961,766
Medtronic PLC (Health Care Equip. & Supplies)		29,827	2,680,254
Merck & Co., Inc. (Pharmaceuticals)		58,843	5,281,748
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	486	573,922
Moderna, Inc. (Biotechnology)	(a)	7,880	223,398
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,291	425,243
Pfizer, Inc. (Pharmaceuticals)		131,816	3,340,217
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,582	436,874
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2,447	1,551,961
ResMed, Inc. (Health Care Equip. & Supplies)		3,416	764,672
Revvity, Inc. (Life Sciences Tools & Svs.)		2,832	299,626
Solventum Corp. (Health Care Equip. & Supplies)	(a)	3,216	244,545
STERIS PLC (Health Care Equip. & Supplies)		2,285	517,895
Stryker Corp. (Health Care Equip. & Supplies)		7,988	2,973,533
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		8,897	4,427,147
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		21,407	11,211,916
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,366	$256,671
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,973	2,895,830
Viatris, Inc. (Pharmaceuticals)		27,777	241,938
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,382	509,364
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,685	377,238
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		4,632	524,250
Zoetis, Inc. (Pharmaceuticals)		10,416	1,714,994
			123,623,848
Industrials–8.4%
3M Co. (Industrial Conglomerates)		12,629	1,854,695
A. O. Smith Corp. (Building Products)		2,746	179,479
Allegion PLC (Building Products)		2,018	263,268
AMETEK, Inc. (Electrical Equip.)		5,382	926,457
Automatic Data Processing, Inc. (Professional Svs.)		9,465	2,891,841
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,684	885,700
Boeing Co. / The (Aerospace & Defense)	(a)	17,448	2,975,756
Broadridge Financial Solutions, Inc. (Professional Svs.)		2,720	659,491
Builders FirstSource, Inc. (Building Products)	(a)	2,678	334,589
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,762	282,829
Carrier Global Corp. (Building Products)		18,786	1,191,032
Caterpillar, Inc. (Machinery)		11,117	3,666,387
Cintas Corp. (Commercial Svs. & Supplies)		7,981	1,640,335
Copart, Inc. (Commercial Svs. & Supplies)	(a)	20,398	1,154,323
CSX Corp. (Ground Transportation)		44,869	1,320,495
Cummins, Inc. (Machinery)		3,198	1,002,381
Dayforce, Inc. (Professional Svs.)	(a)	3,698	215,704
Deere & Co. (Machinery)		5,892	2,765,410
Delta Air Lines, Inc. (Passenger Airlines)		14,917	650,381
Dover Corp. (Machinery)		3,192	560,771
Eaton Corp. PLC (Electrical Equip.)		9,192	2,498,661
Emerson Electric Co. (Electrical Equip.)		13,117	1,438,148
Equifax, Inc. (Professional Svs.)		2,884	702,427
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,254	391,293
Fastenal Co. (Trading Companies & Distributors)		13,342	1,034,672
FedEx Corp. (Air Freight & Logistics)		5,155	1,256,686
Fortive Corp. (Machinery)		7,936	580,756
GE Vernova, Inc. (Electrical Equip.)		6,418	1,959,287
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,384	175,284
General Dynamics Corp. (Aerospace & Defense)		5,903	1,609,040
General Electric Co. (Aerospace & Defense)		24,967	4,997,145
Honeywell International, Inc. (Industrial Conglomerates)		15,124	3,202,507
Howmet Aerospace, Inc. (Aerospace & Defense)		9,422	1,222,316
Hubbell, Inc. (Electrical Equip.)		1,249	413,307
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		911	185,880
IDEX Corp. (Machinery)		1,763	319,050
Illinois Tool Works, Inc. (Machinery)		6,213	1,540,886
Ingersoll Rand, Inc. (Machinery)		9,365	749,481
J.B. Hunt Transport Services, Inc. (Ground Transportation)		1,847	273,264
Jacobs Solutions, Inc. (Professional Svs.)		2,850	344,536
Johnson Controls International PLC (Building Products)		15,357	1,230,249
L3Harris Technologies, Inc. (Aerospace & Defense)		4,380	916,778
Leidos Holdings, Inc. (Professional Svs.)		3,051	411,702
Lennox International, Inc. (Building Products)		744	417,258
Lockheed Martin Corp. (Aerospace & Defense)		4,873	2,176,818
Masco Corp. (Building Products)		4,931	342,902
Nordson Corp. (Machinery)		1,263	254,772
Norfolk Southern Corp. (Ground Transportation)		5,268	1,247,726

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Northrop Grumman Corp. (Aerospace & Defense)		3,165	$1,620,512
Old Dominion Freight Line, Inc. (Ground Transportation)		4,371	723,182
Otis Worldwide Corp. (Machinery)		9,223	951,814
PACCAR, Inc. (Machinery)		12,199	1,187,817
Parker-Hannifin Corp. (Machinery)		2,995	1,820,511
Paychex, Inc. (Professional Svs.)		7,453	1,149,849
Paycom Software, Inc. (Professional Svs.)		1,095	239,236
Pentair PLC (Machinery)		3,841	336,011
Quanta Services, Inc. (Construction & Engineering)		3,435	873,108
Republic Services, Inc. (Commercial Svs. & Supplies)		4,721	1,143,237
Rockwell Automation, Inc. (Electrical Equip.)		2,631	679,798
Rollins, Inc. (Commercial Svs. & Supplies)		6,536	353,140
RTX Corp. (Aerospace & Defense)		30,988	4,104,670
Snap-on, Inc. (Machinery)		1,219	410,815
Southwest Airlines Co. (Passenger Airlines)		13,788	463,001
Stanley Black & Decker, Inc. (Machinery)		3,587	275,769
Textron, Inc. (Aerospace & Defense)		4,246	306,774
Trane Technologies PLC (Building Products)		5,218	1,758,049
TransDigm Group, Inc. (Aerospace & Defense)		1,305	1,805,193
Uber Technologies, Inc. (Ground Transportation)	(a)	48,593	3,540,486
Union Pacific Corp. (Ground Transportation)		14,056	3,320,589
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,652	528,371
United Parcel Service, Inc. Class B (Air Freight & Logistics)		17,008	1,870,710
United Rentals, Inc. (Trading Companies & Distributors)		1,519	951,957
Veralto Corp. (Commercial Svs. & Supplies)		5,754	560,727
Verisk Analytics, Inc. (Professional Svs.)		3,286	977,979
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,031	1,018,453
Waste Management, Inc. (Commercial Svs. & Supplies)		8,494	1,966,446
Westinghouse Air Brake Technologies Corp. (Machinery)		3,974	720,685
Xylem, Inc. (Machinery)		5,653	675,307
			93,648,351
Information Technology–29.3%
Accenture PLC Class A (IT Svs.)		14,550	4,540,182
Adobe, Inc. (Software)	(a)	10,126	3,883,625
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	37,694	3,872,682
Akamai Technologies, Inc. (IT Svs.)	(a)	3,496	281,428
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		28,172	1,847,801
Analog Devices, Inc. (Semiconductors & Equip.)		11,540	2,327,272
ANSYS, Inc. (Software)	(a)	2,035	644,200
Apple, Inc. (Tech. Hardware, Storage & Periph.)		349,438	77,620,663
Applied Materials, Inc. (Semiconductors & Equip.)		18,904	2,743,348
Arista Networks, Inc. (Communications Equip.)	(a)	24,023	1,861,302
Autodesk, Inc. (Software)	(a)	5,002	1,309,524
Broadcom, Inc. (Semiconductors & Equip.)		109,035	18,255,730
Cadence Design Systems, Inc. (Software)	(a)	6,381	1,622,880
CDW Corp. (Electronic Equip., Instr. & Comp.)		3,101	496,966
Cisco Systems, Inc. (Communications Equip.)		92,648	5,717,308
Cognizant Technology Solutions Corp. Class A (IT Svs.)		11,504	880,056
Corning, Inc. (Electronic Equip., Instr. & Comp.)		17,929	820,790
Crowdstrike Holdings, Inc. Class A (Software)	(a)	5,729	2,019,931
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		7,257	661,476
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	3,081	191,176
EPAM Systems, Inc. (IT Svs.)	(a)	1,320	222,869
F5, Inc. (Communications Equip.)	(a)	1,341	357,068
Fair Isaac Corp. (Software)	(a)	568	1,047,483
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,491	314,937
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Fortinet, Inc. (Software)	(a)	14,801	$1,424,744
Gartner, Inc. (IT Svs.)	(a)	1,787	750,075
Gen Digital, Inc. (Software)		12,617	334,855
GoDaddy, Inc. Class A (IT Svs.)	(a)	3,284	591,580
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		30,553	471,433
HP, Inc. (Tech. Hardware, Storage & Periph.)		21,815	604,057
Intel Corp. (Semiconductors & Equip.)		100,722	2,287,397
International Business Machines Corp. (IT Svs.)		21,509	5,348,428
Intuit, Inc. (Software)		6,511	3,997,689
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,548	346,706
Juniper Networks, Inc. (Communications Equip.)		7,704	278,808
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,022	602,375
KLA Corp. (Semiconductors & Equip.)		3,091	2,101,262
Lam Research Corp. (Semiconductors & Equip.)		29,860	2,170,822
Microchip Technology, Inc. (Semiconductors & Equip.)		12,513	605,754
Micron Technology, Inc. (Semiconductors & Equip.)		25,917	2,251,928
Microsoft Corp. (Software)		172,926	64,914,691
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,112	644,938
Motorola Solutions, Inc. (Communications Equip.)		3,888	1,702,205
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		4,729	415,395
NVIDIA Corp. (Semiconductors & Equip.)		569,677	61,741,593
NXP Semiconductors N.V. (Semiconductors & Equip.)		5,913	1,123,825
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	9,801	398,803
Oracle Corp. (Software)		37,736	5,275,870
Palantir Technologies, Inc. Class A (Software)	(a)	47,681	4,024,276
Palo Alto Networks, Inc. (Software)	(a)	15,401	2,628,027
PTC, Inc. (Software)	(a)	2,801	434,015
QUALCOMM, Inc. (Semiconductors & Equip.)		25,727	3,951,924
Roper Technologies, Inc. (Software)		2,495	1,471,002
Salesforce, Inc. (Software)		22,261	5,973,962
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		4,922	418,124
ServiceNow, Inc. (Software)	(a)	4,792	3,815,103
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3,738	241,587
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	11,717	401,190
Synopsys, Inc. (Software)	(a)	3,596	1,542,145
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		6,940	980,761
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,084	539,518
Teradyne, Inc. (Semiconductors & Equip.)		3,789	312,971
Texas Instruments, Inc. (Semiconductors & Equip.)		21,176	3,805,327
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,717	375,321
Tyler Technologies, Inc. (Software)	(a)	996	579,064
VeriSign, Inc. (IT Svs.)	(a)	1,892	480,322
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	8,090	327,079
Workday, Inc. Class A (Software)	(a)	4,978	1,162,512
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,195	337,659
			327,727,819
Materials–2.0%
Air Products & Chemicals, Inc. (Chemicals)		5,176	1,526,506
Albemarle Corp. (Chemicals)		2,735	196,975
Amcor PLC (Containers & Packaging)		33,630	326,211
Avery Dennison Corp. (Containers & Packaging)		1,870	332,804
Ball Corp. (Containers & Packaging)		6,948	361,782
CF Industries Holdings, Inc. (Chemicals)		4,049	316,429

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Corteva, Inc. (Chemicals)		15,945	$1,003,419
Dow, Inc. (Chemicals)		16,368	571,571
DuPont de Nemours, Inc. (Chemicals)		9,725	726,263
Eastman Chemical Co. (Chemicals)		2,677	235,870
Ecolab, Inc. (Chemicals)		5,860	1,485,627
Freeport-McMoRan, Inc. (Metals & Mining)		33,433	1,265,773
International Flavors & Fragrances, Inc. (Chemicals)		5,949	461,702
International Paper Co. (Containers & Packaging)		12,264	654,284
Linde PLC (Chemicals)		11,076	5,157,429
LyondellBasell Industries N.V. Class A (Chemicals)		6,027	424,301
Martin Marietta Materials, Inc. (Construction Materials)		1,422	679,901
Mosaic Co. / The (Chemicals)		7,393	199,685
Newmont Corp. (Metals & Mining)		26,488	1,278,841
Nucor Corp. (Metals & Mining)		5,463	657,417
Packaging Corp. of America (Containers & Packaging)		2,075	410,892
PPG Industries, Inc. (Chemicals)		5,398	590,271
Sherwin-Williams Co. / The (Chemicals)		5,391	1,882,483
Smurfit WestRock PLC (Containers & Packaging)		11,497	518,055
Steel Dynamics, Inc. (Metals & Mining)		3,294	412,014
Vulcan Materials Co. (Construction Materials)		3,073	716,931
			22,393,436
Real Estate–2.2%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3,583	331,463
American Tower Corp. (Specialized REITs)		10,867	2,364,659
AvalonBay Communities, Inc. (Residential REITs)		3,305	709,319
BXP, Inc. (Office REITs)		3,384	227,371
Camden Property Trust (Residential REITs)		2,483	303,671
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	6,875	899,113
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	9,805	776,850
Crown Castle, Inc. (Specialized REITs)		10,112	1,053,974
Digital Realty Trust, Inc. (Specialized REITs)		7,361	1,054,758
Equinix, Inc. (Specialized REITs)		2,264	1,845,952
Equity Residential (Residential REITs)		7,945	568,703
Essex Property Trust, Inc. (Residential REITs)		1,496	458,629
Extra Space Storage, Inc. (Specialized REITs)		4,933	732,501
Federal Realty Investment Trust (Retail REITs)		1,792	175,293
Healthpeak Properties, Inc. (Health Care REITs)		16,281	329,202
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		16,266	231,140
Invitation Homes, Inc. (Residential REITs)		13,258	462,041
Iron Mountain, Inc. (Specialized REITs)		6,828	587,481
Kimco Realty Corp. (Retail REITs)		15,801	335,613
Mid-America Apartment Communities, Inc. (Residential REITs)		2,720	455,818
Prologis, Inc. (Industrial REITs)		21,560	2,410,192
Public Storage (Specialized REITs)		3,667	1,097,496
Realty Income Corp. (Retail REITs)		20,364	1,181,316
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Regency Centers Corp. (Retail REITs)	3,788	$279,403
SBA Communications Corp. (Specialized REITs)	2,502	550,465
Simon Property Group, Inc. (Retail REITs)	7,136	1,185,147
UDR, Inc. (Residential REITs)	6,989	315,693
Ventas, Inc. (Health Care REITs)	10,169	699,221
VICI Properties, Inc. (Specialized REITs)	24,528	800,103
Welltower, Inc. (Health Care REITs)	14,172	2,171,292
Weyerhaeuser Co. (Specialized REITs)	16,873	494,042
		25,087,921
Utilities–2.5%
AES Corp. / The (Ind. Power & Renewable Elec.)	16,547	205,514
Alliant Energy Corp. (Electric Utilities)	5,969	384,105
Ameren Corp. (Multi-Utilities)	6,276	630,110
American Electric Power Co., Inc. (Electric Utilities)	12,402	1,355,167
American Water Works Co., Inc. (Water Utilities)	4,535	669,003
Atmos Energy Corp. (Gas Utilities)	3,692	570,709
CenterPoint Energy, Inc. (Multi-Utilities)	15,165	549,428
CMS Energy Corp. (Multi-Utilities)	6,953	522,240
Consolidated Edison, Inc. (Multi-Utilities)	8,060	891,355
Constellation Energy Corp. (Electric Utilities)	7,277	1,467,262
Dominion Energy, Inc. (Multi-Utilities)	19,545	1,095,888
DTE Energy Co. (Multi-Utilities)	4,819	666,323
Duke Energy Corp. (Electric Utilities)	18,049	2,201,437
Edison International (Electric Utilities)	9,008	530,751
Entergy Corp. (Electric Utilities)	9,977	852,934
Evergy, Inc. (Electric Utilities)	5,353	369,089
Eversource Energy (Electric Utilities)	8,526	529,550
Exelon Corp. (Electric Utilities)	23,380	1,077,350
FirstEnergy Corp. (Electric Utilities)	11,935	482,413
NextEra Energy, Inc. (Electric Utilities)	47,832	3,390,810
NiSource, Inc. (Multi-Utilities)	10,927	438,063
NRG Energy, Inc. (Electric Utilities)	4,713	449,903
PG&E Corp. (Electric Utilities)	51,020	876,524
Pinnacle West Capital Corp. (Electric Utilities)	2,647	252,127
PPL Corp. (Electric Utilities)	17,172	620,081
Public Service Enterprise Group, Inc. (Multi-Utilities)	11,592	954,022
Sempra (Multi-Utilities)	14,738	1,051,704
Southern Co. / The (Electric Utilities)	25,482	2,343,070
Vistra Corp. (Ind. Power & Renewable Elec.)	7,916	929,655
WEC Energy Group, Inc. (Multi-Utilities)	7,386	804,926
Xcel Energy, Inc. (Electric Utilities)	13,361	945,825
		28,107,338
Total Common Stocks (Cost $631,064,564)		$1,106,179,288

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	05/29/2025	$362,000	$359,529
Total U.S. Treasury Obligations (Cost $359,547)					$359,529
Total Investments – 98.8% (Cost $631,424,111)				(c)	$1,106,538,817
Other Assets in Excess of Liabilities – 1.2%				(b)	13,363,567
Net Assets – 100.0%					$1,119,902,384

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to portions of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	28	June 20, 2025	$7,965,834	$7,914,550	$(51,284)	$42,350
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–99.3%		Shares	Value
Communication Services–4.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)		7,133	$1,103,047
AT&T, Inc. (Diversified Telecom. Svs.)		52,557	1,486,312
Comcast Corp. Class A (Media)		59,326	2,189,129
Fox Corp. Class A (Media)		19,243	1,089,154
Fox Corp. Class B (Media)		986	51,972
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		1,192	687,021
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	6,519	202,089
Verizon Communications, Inc. (Diversified Telecom. Svs.)		18,549	841,383
			7,650,107
Consumer Discretionary–6.2%
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		447	2,059,289
BorgWarner, Inc. (Automobile Components)		24,092	690,236
D.R. Horton, Inc. (Household Durables)		8,396	1,067,383
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	4,068	743,508
Etsy, Inc. (Broadline Retail)	(a)	9,663	455,900
Garmin Ltd. (Household Durables)		1,347	292,474
General Motors Co. (Automobiles)		10,795	507,689
Home Depot, Inc. / The (Specialty Retail)		5,090	1,865,434
Lithia Motors, Inc. (Specialty Retail)		583	171,134
Lowe's Cos., Inc. (Specialty Retail)		1,330	310,196
McDonald's Corp. (Hotels, Restaurants & Leisure)		942	294,252
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		859	189,616
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		4,462	743,503
TJX Cos., Inc. / The (Specialty Retail)		8,039	979,150
Toll Brothers, Inc. (Household Durables)		10,274	1,084,832
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,444	8,592
			11,463,188
Consumer Staples–8.0%
Altria Group, Inc. (Tobacco)		21,665	1,300,333
Coca-Cola Co. / The (Beverages)		3,909	279,963
Colgate-Palmolive Co. (Household Products)		20,966	1,964,514
Constellation Brands, Inc. Class A (Beverages)		1,812	332,538
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		1,138	1,076,298
Ingredion, Inc. (Food Products)		3,912	528,942
Kroger Co. / The (Consumer Staples Distribution & Retail)		9,572	647,929
Philip Morris International, Inc. (Tobacco)		13,539	2,149,045
Procter & Gamble Co. / The (Household Products)		6,837	1,165,162
Target Corp. (Consumer Staples Distribution & Retail)		1,908	199,119
Tyson Foods, Inc. Class A (Food Products)		13,789	879,876
Walmart, Inc. (Consumer Staples Distribution & Retail)		49,246	4,323,306
			14,847,025
Energy–6.7%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		1,775	410,735
Chevron Corp. (Oil, Gas & Consumable Fuels)		15,927	2,664,428
ConocoPhillips (Oil, Gas & Consumable Fuels)		17,639	1,852,448
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		30,115	1,126,301
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		21,544	2,562,228
Flowco Holdings, Inc. Class A (Energy Equip. & Svs.)	(a)	2,455	62,971
Common Stocks (Continued)		Shares	Value
Energy (continued)
Halliburton Co. (Energy Equip. & Svs.)		41,014	$1,040,525
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,746	1,274,204
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		1,368	274,243
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		9,147	1,208,044
			12,476,127
Financials–23.1%
Allstate Corp. / The (Insurance)		10,129	2,097,412
American Express Co. (Consumer Finance)		1,434	385,818
Bank of America Corp. (Banks)		79,780	3,329,219
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,611	5,118,626
Brown & Brown, Inc. (Insurance)		3,697	459,907
Charles Schwab Corp. / The (Capital Markets)		14,104	1,104,061
Citigroup, Inc. (Banks)		28,208	2,002,486
Citizens Financial Group, Inc. (Banks)		32,714	1,340,293
CME Group, Inc. (Capital Markets)		6,781	1,798,931
Interactive Brokers Group, Inc. Class A (Capital Markets)		1,536	254,346
Intercontinental Exchange, Inc. (Capital Markets)		10,739	1,852,478
Invesco Ltd. (Capital Markets)		92,532	1,403,710
JPMorgan Chase & Co. (Banks)		20,634	5,061,520
Marsh & McLennan Cos., Inc. (Insurance)		2,337	570,298
Mastercard, Inc. Class A (Financial Services)		1,627	891,791
Morgan Stanley (Capital Markets)		17,201	2,006,841
Nasdaq, Inc. (Capital Markets)		11,936	905,465
OneMain Holdings, Inc. (Consumer Finance)		15,827	773,624
PNC Financial Services Group, Inc. / The (Banks)		13,392	2,353,912
Progressive Corp. / The (Insurance)		3,423	968,743
Reinsurance Group of America, Inc. (Insurance)		3,823	752,749
S&P Global, Inc. (Capital Markets)		3,935	1,999,374
Travelers Cos., Inc. / The (Insurance)		5,729	1,515,091
Unum Group (Insurance)		23,448	1,910,074
Visa, Inc. (Financial Services)		5,300	1,857,438
			42,714,207
Health Care–15.8%
Abbott Laboratories (Health Care Equip. & Supplies)		4,645	616,159
AbbVie, Inc. (Biotechnology)		4,047	847,927
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		3,849	450,256
Amgen, Inc. (Biotechnology)		1,275	397,226
Beta Bionics, Inc. (Health Care Equip. & Supplies)	(a)	3,186	38,997
Biogen, Inc. (Biotechnology)	(a)	9,259	1,267,002
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	14,647	1,035,396
Blueprint Medicines Corp. (Biotechnology)	(a)	3,674	325,186
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	7,661	772,842
Cardinal Health, Inc. (Health Care Providers & Svs.)		4,999	688,712
Centene Corp. (Health Care Providers & Svs.)	(a)	16,050	974,396
Cigna Group / The (Health Care Providers & Svs.)		2,591	852,439
Danaher Corp. (Life Sciences Tools & Svs.)		1,278	261,990
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	4,864	352,543
Elevance Health, Inc. (Health Care Providers & Svs.)		3,400	1,478,864
Gilead Sciences, Inc. (Biotechnology)		17,076	1,913,366
HCA Healthcare, Inc. (Health Care Providers & Svs.)		4,499	1,554,629

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Johnson & Johnson (Pharmaceuticals)		11,216	$1,860,061
Medtronic PLC (Health Care Equip. & Supplies)		31,352	2,817,291
Merck & Co., Inc. (Pharmaceuticals)		2,480	222,605
Metsera, Inc. (Biotechnology)	(a)	1,806	49,159
Natera, Inc. (Biotechnology)	(a)	3,559	503,278
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	4,977	550,456
Pfizer, Inc. (Pharmaceuticals)		85,615	2,169,484
Regeneron Pharmaceuticals, Inc. (Biotechnology)		556	352,632
Stryker Corp. (Health Care Equip. & Supplies)		3,914	1,456,987
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,023	2,001,845
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5,284	2,767,495
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,300	244,270
Zoetis, Inc. (Pharmaceuticals)		2,591	426,608
			29,250,101
Industrials–13.2%
3M Co. (Industrial Conglomerates)		4,688	688,480
AECOM (Construction & Engineering)		3,171	294,047
AMETEK, Inc. (Electrical Equip.)		6,295	1,083,621
Caterpillar, Inc. (Machinery)		2,974	980,825
Cintas Corp. (Commercial Svs. & Supplies)		10,528	2,163,820
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,503	484,462
CSX Corp. (Ground Transportation)		17,424	512,788
Cummins, Inc. (Machinery)		1,264	396,188
Delta Air Lines, Inc. (Passenger Airlines)		12,076	526,514
Eaton Corp. PLC (Electrical Equip.)		8,433	2,292,342
EMCOR Group, Inc. (Construction & Engineering)		959	354,475
Expeditors International of Washington, Inc. (Air Freight & Logistics)		8,618	1,036,315
FedEx Corp. (Air Freight & Logistics)		2,172	529,490
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,787	446,561
Flowserve Corp. (Machinery)		10,189	497,631
General Dynamics Corp. (Aerospace & Defense)		5,286	1,440,858
HEICO Corp. Class A (Aerospace & Defense)		2,465	520,041
Illinois Tool Works, Inc. (Machinery)		3,942	977,655
Karman Holdings, Inc. (Aerospace & Defense)	(a)	2,895	96,751
Lockheed Martin Corp. (Aerospace & Defense)		3,405	1,521,048
MasTec, Inc. (Construction & Engineering)	(a)	2,831	330,406
Northrop Grumman Corp. (Aerospace & Defense)		3,725	1,907,237
Parker-Hannifin Corp. (Machinery)		3,051	1,854,550
RTX Corp. (Aerospace & Defense)		8,380	1,110,015
Trane Technologies PLC (Building Products)		4,215	1,420,118
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	2,162	149,286
Waste Management, Inc. (Commercial Svs. & Supplies)		3,099	717,450
			24,332,974
Information Technology–9.6%
Accenture PLC Class A (IT Svs.)		6,342	1,978,958
Adobe, Inc. (Software)	(a)	1,753	672,328
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		19,064	1,250,408
Apple, Inc. (Tech. Hardware, Storage & Periph.)		5,034	1,118,202
Autodesk, Inc. (Software)	(a)	3,339	874,150
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Cadence Design Systems, Inc. (Software)	(a)	1,428	$363,183
Cisco Systems, Inc. (Communications Equip.)		7,329	452,273
Fair Isaac Corp. (Software)	(a)	193	355,923
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	9,519	314,889
Fortinet, Inc. (Software)	(a)	8,896	856,329
Intel Corp. (Semiconductors & Equip.)		32,451	736,962
Juniper Networks, Inc. (Communications Equip.)		2,419	87,544
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,081	311,671
Lam Research Corp. (Semiconductors & Equip.)		7,232	525,766
Marvell Technology, Inc. (Semiconductors & Equip.)		9,308	573,094
Micron Technology, Inc. (Semiconductors & Equip.)		5,217	453,305
Microsoft Corp. (Software)		2,189	821,729
Motorola Solutions, Inc. (Communications Equip.)		3,629	1,588,812
NVIDIA Corp. (Semiconductors & Equip.)		7,554	818,703
QUALCOMM, Inc. (Semiconductors & Equip.)		11,025	1,693,550
SailPoint, Inc. (Software)	(a)	1,980	37,125
ServiceNow, Inc. (Software)	(a)	257	204,608
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		9,736	1,375,891
Texas Instruments, Inc. (Semiconductors & Equip.)		1,186	213,124
			17,678,527
Materials–4.0%
Crown Holdings, Inc. (Containers & Packaging)		2,201	196,461
DuPont de Nemours, Inc. (Chemicals)		7,435	555,246
Ecolab, Inc. (Chemicals)		4,755	1,205,487
Freeport-McMoRan, Inc. (Metals & Mining)		19,393	734,219
Huntsman Corp. (Chemicals)		31,420	496,122
LyondellBasell Industries N.V. Class A (Chemicals)		12,112	852,685
Mosaic Co. / The (Chemicals)		32,990	891,060
Nucor Corp. (Metals & Mining)		8,300	998,822
Packaging Corp. of America (Containers & Packaging)		7,499	1,484,952
			7,415,054
Real Estate–4.5%
Camden Property Trust (Residential REITs)		4,855	593,766
CubeSmart (Specialized REITs)		10,710	457,424
Digital Realty Trust, Inc. (Specialized REITs)		2,910	416,974
Equinix, Inc. (Specialized REITs)		603	491,656
Essex Property Trust, Inc. (Residential REITs)		2,023	620,191
First Industrial Realty Trust, Inc. (Industrial REITs)		17,822	961,675
Iron Mountain, Inc. (Specialized REITs)		4,967	427,361
Kimco Realty Corp. (Retail REITs)		50,950	1,082,178
Prologis, Inc. (Industrial REITs)		3,360	375,614
Simon Property Group, Inc. (Retail REITs)		13,819	2,295,060
Ventas, Inc. (Health Care REITs)		8,329	572,702
			8,294,601
Utilities–4.1%
CMS Energy Corp. (Multi-Utilities)		27,349	2,054,183
Consolidated Edison, Inc. (Multi-Utilities)		2,500	276,475
Entergy Corp. (Electric Utilities)		4,238	362,307
Exelon Corp. (Electric Utilities)		35,559	1,638,559
NextEra Energy, Inc. (Electric Utilities)		8,674	614,900
OGE Energy Corp. (Electric Utilities)		44,855	2,061,536

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Utilities (continued)
PG&E Corp. (Electric Utilities)		13,958	$239,798
Pinnacle West Capital Corp. (Electric Utilities)		3,279	312,325
			7,560,083
Total Common Stocks (Cost $172,112,564)			$183,681,994
Total Investments – 99.3% (Cost $172,112,564)	(b)		$183,681,994
Other Assets in Excess of Liabilities – 0.7%	(c)		1,273,089
Net Assets – 100.0%			$184,955,083

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	9	June 20, 2025	$2,563,472	$2,543,963	$(19,509)	$13,613
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Corporate Bonds–98.7%		Rate	Maturity	Face Amount	Value
Communication Services–8.6%
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	$300,000	$297,788
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	196,988
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	630,812
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	120,950
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,000,000	927,441
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	227,577
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	330,192
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	200,000	170,569
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	500,000	462,909
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	400,000	289,655
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	125,000	60,830
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	143,075
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	108,769
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	71,381
DISH DBS Corp. (Media)		5.125%	06/01/2029	325,000	212,045
Gray Media, Inc. (Media)	(a)	5.375%	11/15/2031	175,000	109,245
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	145,853
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	89,376
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	196,045
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	71,969
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	275,000	246,459
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	129,273
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	125,000	117,059
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	150,000	111,000
Sirius XM Radio LLC (Media)	(a)	3.125%	09/01/2026	225,000	217,983
Sirius XM Radio LLC (Media)	(a)	4.000%	07/15/2028	200,000	186,601
Sirius XM Radio LLC (Media)	(a)	4.125%	07/01/2030	325,000	288,679
Sirius XM Radio LLC (Media)	(a)	3.875%	09/01/2031	350,000	299,977
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	875,000	833,270
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	500,000	454,682
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	400,000	388,000
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	300,000	300,937
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	242,970
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	25,000	23,884
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	300,000	263,886
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	325,000	307,178
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	172,525
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	347,384
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	500,000	434,462
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	116,507
					10,346,185
Consumer Discretionary–16.9%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	225,000	226,420
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	150,000	148,490
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,250,000	1,131,269
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	449,112
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	100,204
Adient Global Holdings Ltd. (Automobile Components)	(a)	8.250%	04/15/2031	200,000	193,793
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.500%	02/15/2033	125,000	117,038
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	98,178
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	325,000	304,560
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	250,000	226,720
Belron U.K. Finance PLC (Specialty Retail)	(a)	5.750%	10/15/2029	200,000	198,600
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	269,056
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	184,456
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	152,000	153,070
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	300,000	275,739
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	152,055
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	150,000	149,514
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.000%	10/15/2032	275,000	256,814
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.000%	05/01/2029	300,000	297,899
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	125,000	130,749
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	5.750%	03/15/2030	125,000	124,497
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.125%	02/15/2033	100,000	98,543
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(a)	8.375%	12/01/2031	350,000	361,563
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	175,000	173,613
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	04/01/2030	200,000	195,626
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	6.750%	05/01/2031	125,000	125,985
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.250%	05/15/2026	50,000	49,982
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	8.500%	05/15/2027	1,200,000	1,200,281
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.750%	05/15/2028	125,000	126,761
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.750%	02/15/2030	100,000	100,953
Dana, Inc. (Automobile Components)		4.250%	09/01/2030	150,000	138,438
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	100,000	91,062
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	475,000	361,197
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	125,000	112,755
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	175,000	150,954
Group 1 Automotive, Inc. (Specialty Retail)	(a)	6.375%	01/15/2030	125,000	125,268

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	$50,000	$49,992
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	125,000	120,885
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	200,000	175,298
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.875%	03/15/2033	200,000	198,028
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	6.375%, 7.125% PIK	05/15/2029	300,000	289,054
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	8.000%, 8.750% PIK	11/15/2032	375,000	365,443
J.B. Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	450,000	462,455
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	200,000	197,245
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	225,000	206,743
LCM Investments Holdings II LLC (Specialty Retail)	(a)	4.875%	05/01/2029	350,000	328,439
LCM Investments Holdings II LLC (Specialty Retail)	(a)	8.250%	08/01/2031	275,000	285,419
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	325,000	329,450
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.500%	09/01/2031	150,000	153,657
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	198,000	195,729
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	72,218
MGM Resorts International (Hotels, Restaurants & Leisure)		6.125%	09/15/2029	100,000	99,009
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	300,000	294,177
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	400,000	375,408
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	849,960
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	8.125%	01/15/2029	125,000	131,479
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	7.750%	02/15/2029	325,000	338,720
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/01/2030	125,000	122,718
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.750%	02/01/2032	200,000	197,561
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	275,000	274,120
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	8.000%	08/01/2030	225,000	223,776
Patrick Industries, Inc. (Automobile Components)	(a)	6.375%	11/01/2032	375,000	363,480
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	150,000	133,176
Real Hero Merger Sub 2, Inc. (Automobile Components)	(a)	6.250%	02/01/2029	150,000	118,096
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.500%	08/31/2026	150,000	150,002
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	175,000	171,836
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	75,000	75,677
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.000%	02/01/2033	250,000	249,844
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	425,000	425,802
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	250,000	235,773
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	525,000	497,343
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	14,000	14,016
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	275,000	272,149
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	275,000	276,060
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	250,000	239,453
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	250,000	224,630
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	6.625%	03/15/2032	125,000	123,976
Velocity Vehicle Group LLC (Specialty Retail)	(a)	8.000%	06/01/2029	100,000	102,574
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	275,000	273,091
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	325,000	310,397
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	350,000	362,201
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2033	150,000	146,090
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	72,446
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	93,279
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	200,000	194,966
ZF North America Capital, Inc. (Automobile Components)	(a)	6.750%	04/23/2030	175,000	166,290
					20,230,844
Consumer Staples–3.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	100,000	99,951
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	3.500%	03/15/2029	150,000	138,046
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	6.250%	03/15/2033	75,000	75,731
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	600,000	619,942
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	171,384
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	200,000	185,153
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	125,000	125,681
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	250,000	239,346
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	475,000	442,272
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	5.500%	10/15/2027	150,000	148,567
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	250,000	233,784
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	6.125%	09/15/2032	125,000	124,245
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	125,000	125,734
Post Holdings, Inc. (Food Products)	(a)	6.375%	03/01/2033	350,000	344,161
Post Holdings, Inc. (Food Products)	(a)	6.250%	10/15/2034	100,000	98,456
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	225,000	230,472
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	337,333
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	175,000	166,190
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	5.750%	04/15/2033	75,000	72,961
					3,979,409

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy–10.1%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.500%	10/01/2029	$200,000	$203,429
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	249,266
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	621,909
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	350,000	342,113
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	220,906
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	500,000	500,267
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	375,000	375,288
Aris Water Holdings LLC (Energy Equip. & Svs.)	(a)	7.250%	04/01/2030	250,000	252,825
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	125,000	127,465
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	200,000	195,166
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	10/15/2032	200,000	199,067
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	07/15/2029	225,000	229,946
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	07/15/2032	225,000	232,764
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/01/2028	250,000	257,997
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	150,000	154,751
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.750%	07/01/2031	50,000	51,347
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	700,000	651,682
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	03/01/2032	50,000	50,844
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	489,020
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	94,440
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	300,000	275,942
Energy Transfer LP (Oil, Gas & Consumable Fuels)	(a)	7.375%	02/01/2031	25,000	26,248
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/01/2027	175,000	178,695
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	116,000	112,345
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	550,000	528,997
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	49,912
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	74,452
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	418,398
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	06/01/2029	100,000	101,988
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	94,079
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	175,000	171,352
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	7.250%	02/15/2029	300,000	305,806
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	300,000	297,310
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/15/2033	100,000	97,543
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	350,000	322,172
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.375%	05/15/2027	50,000	49,315
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	50,000	50,017
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	8.875%	08/15/2031	125,000	108,536
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(a)	6.750%	07/15/2032	375,000	378,497
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	01/15/2032	300,000	306,779
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	6.250%	02/01/2033	75,000	74,703
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	108,000	108,037
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	200,000	195,398
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	225,000	231,427
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	118,916
Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/15/2033	250,000	254,187
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	11/01/2028	275,000	283,061
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	175,000	174,920
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	24,936
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	175,000	173,801
SM Energy Co. (Oil, Gas & Consumable Fuels)	(a)	6.750%	08/01/2029	100,000	98,511
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	73,419
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	275,000	258,198
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	200,000	200,152
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	350,000	355,974
					12,074,515
Financials–12.0%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	6.000%	08/01/2029	150,000	143,729
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	7.500%	11/06/2030	325,000	330,642
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	5.875%	11/01/2029	150,000	144,980
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	550,000	551,682
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.375%	10/01/2032	250,000	251,098
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	275,000	277,096
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	600,000	565,625
Ardonagh Finco Ltd. (Insurance)	(a)	7.750%	02/15/2031	200,000	203,731
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	1,075,000	1,094,370
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	75,000	74,843
AssuredPartners, Inc. (Insurance)	(a)	7.500%	02/15/2032	275,000	293,543
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(a)	7.125%	05/15/2031	450,000	456,006
Boost Newco Borrower LLC (Financial Services)	(a)	7.500%	01/15/2031	600,000	624,562
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,297,282
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	440,637
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	233,143
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	650,000	628,722

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	$575,000	$592,254
HUB International Ltd. (Insurance)	(a)	7.375%	01/31/2032	800,000	814,546
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	450,000	472,734
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	10.500%	12/15/2030	500,000	535,404
NCR Atleos Corp. (Financial Services)	(a)	9.500%	04/01/2029	200,000	216,861
Panther Escrow Issuer LLC (Insurance)	(a)	7.125%	06/01/2031	825,000	840,618
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	300,000	276,673
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	400,000	358,320
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	400,000	343,119
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	261,653
Ryan Specialty LLC (Insurance)	(a)	5.875%	08/01/2032	300,000	296,305
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	200,000	199,453
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	225,000	221,228
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	216,927
USI, Inc. (Insurance)	(a)	7.500%	01/15/2032	900,000	918,159
UWM Holdings LLC (Financial Services)	(a)	6.625%	02/01/2030	200,000	198,366
					14,374,311
Health Care–7.5%
1261229 B.C. Ltd. (Pharmaceuticals)	(a)	10.000%	04/15/2032	475,000	472,085
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	375,000	347,909
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	450,000	433,706
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	276,967
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	200,000	202,800
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	4.875%	06/01/2028	300,000	242,250
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	100,000	95,492
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	44,433
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	125,000	81,060
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	89,531
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	250,000	206,261
Concentra Escrow Issuer Corp. (Health Care Providers & Svs.)	(a)	6.875%	07/15/2032	100,000	101,751
Grifols SA (Biotechnology)	(a)	4.750%	10/15/2028	700,000	646,319
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	525,000	492,129
Insulet Corp. (Health Care Equip. & Supplies)	(a)	6.500%	04/01/2033	50,000	50,823
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	200,000	198,562
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	325,000	330,776
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	375,000	350,525
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	1,100,000	1,055,531
Medline Borrower LP / Medline Co-Issuer, Inc. (Health Care Equip. & Supplies)	(a)	6.250%	04/01/2029	125,000	126,591
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2033	125,000	123,024
Neogen Food Safety Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	100,000	105,290
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	600,000	523,143
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	7.875%	05/15/2034	250,000	242,669
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	156,954
Raven Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	6.875%	11/15/2031	350,000	339,872
Select Medical Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2032	450,000	438,452
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.250%	02/01/2027	125,000	125,062
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	418,773
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	175,000	168,904
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	200,000	199,085
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	100,000	94,210
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	175,000	177,500
					8,958,439
Industrials–14.8%
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	275,000	278,506
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	250,000	250,796
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	600,000	551,389
Amentum Holdings, Inc. (Professional Svs.)	(a)	7.250%	08/01/2032	350,000	344,280
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	83,333	83,106
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	175,000	171,234
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	275,000	262,964
Aris Water Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	525,000	525,000
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	750,000	737,624
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	6.500%	08/01/2030	125,000	131,494
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	200,000	202,742
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	225,000	228,128
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	100,000	82,375
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	69,573
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	700,000	624,390
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	400,000	316,258
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	325,000	325,537
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.625%	12/15/2030	725,000	725,321
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.750%	07/15/2031	100,000	100,650
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	725,000	591,730
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	170,336
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	200,000	204,969
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	375,000	351,599
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.250%	08/01/2032	250,000	243,985
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.375%	11/15/2032	600,000	589,926

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Gates Corp. (Machinery)	(a)	6.875%	07/01/2029	$450,000	$457,796
Goat Holdco LLC (Aerospace & Defense)	(a)	6.750%	02/01/2032	125,000	122,342
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	350,000	327,437
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	175,000	174,435
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	250,000	250,460
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	375,000	365,162
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	47,187
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	900,000	850,294
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	250,000	249,532
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	250,000	247,782
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	75,000	67,413
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	325,000	311,334
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	200,000	192,990
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	115,471
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	21,829
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	600,000	616,550
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	600,000	595,462
SS&C Technologies, Inc. (Professional Svs.)	(a)	6.500%	06/01/2032	125,000	126,351
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	275,000	274,918
Stena International SA (Marine Transportation)	(a)	7.250%	01/15/2031	200,000	199,908
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	125,000	123,587
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	100,000	94,947
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	150,000	151,529
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	475,000	451,176
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	650,000	664,167
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	475,000	481,054
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	196,585
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	75,000	73,622
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	45,369
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	132,490
United Rentals North America, Inc. (Trading Companies & Distributors)	(a)	6.125%	03/15/2034	150,000	150,094
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	7.125%	08/01/2032	300,000	301,667
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	250,000	253,547
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	225,000	227,611
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.625%	03/15/2032	125,000	126,802
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2033	100,000	100,505
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	475,000	455,882
					17,809,199
Information Technology–9.6%
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	1,100,000	1,031,813
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	300,000	308,014
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(a)	8.000%	06/15/2029	75,000	65,803
Central Parent, Inc. / CDK Global, Inc. (Software)	(a)	7.250%	06/15/2029	200,000	173,076
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	68,492
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	450,000	437,430
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	650,000	648,303
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	200,000	203,346
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	675,000	643,926
Consensus Cloud Solutions, Inc. (Software)	(a)	6.000%	10/15/2026	200,000	198,581
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	225,000	220,671
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	500,000	466,251
Ellucian Holdings, Inc. (Software)	(a)	6.500%	12/01/2029	250,000	245,857
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.750%	04/15/2029	350,000	337,410
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	375,000	373,092
Fortress Intermediate 3, Inc. (IT Svs.)	(a)	7.500%	06/01/2031	325,000	327,631
Gen Digital, Inc. (Software)	(a)	6.250%	04/01/2033	300,000	298,636
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	225,000	223,090
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	325,000	327,544
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	1,250,000	1,106,345
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	225,000	216,500
NCR Voyix Corp. (Software)	(a)	5.125%	04/15/2029	140,000	133,338
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	181,125
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	318,381
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	225,000	232,025
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	650,000	612,626
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	150,000	159,489
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	450,250	506,399
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	229,184
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	414,681
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	400,000	405,776
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	251,474
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	150,000	151,807
					11,518,116
Materials–10.2%
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	210,541	12,632
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	775,000	659,932
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	91,532

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	7.250%	02/15/2031	$150,000	$154,700
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	175,000	160,044
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,564
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	125,000	126,482
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	225,000	196,114
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	175,000	174,787
Celanese U.S. Holdings LLC (Chemicals)		6.500%	04/15/2030	50,000	49,639
Celanese U.S. Holdings LLC (Chemicals)		6.750%	04/15/2033	275,000	266,954
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	350,000	325,913
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	282,774
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.500%	09/15/2031	125,000	122,041
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	200,000	191,914
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.375%	05/01/2033	150,000	143,930
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.875%	01/15/2030	175,000	176,327
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	1,000,000	1,014,145
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.750%	04/15/2032	375,000	377,594
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	400,000	379,467
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	50,000	49,025
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	272,877
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	282,464
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	146,826
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	150,000	141,148
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	125,000	115,289
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	150,000	142,254
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	350,000	314,849
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	275,000	273,340
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2027	325,000	318,500
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	9.250%	04/15/2027	150,000	141,495
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	225,000	205,937
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.125%	10/01/2027	200,000	199,921
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	250,000	231,017
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	9.750%	11/15/2028	275,000	285,509
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	450,000	394,844
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.250%	05/15/2031	75,000	73,219
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.375%	06/01/2032	300,000	286,322
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.375%	03/01/2032	200,000	201,270
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.750%	03/01/2033	100,000	99,545
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	192,513
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	125,000	121,403
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	275,000	278,342
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(a)	7.250%	02/15/2031	75,000	77,636
SNF Group SACA (Chemicals)	(a)	3.375%	03/15/2030	200,000	176,613
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	675,000	664,435
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	125,000	120,985
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	196,903
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	1,000,000	994,866
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	100,000	96,581
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	275,000	236,667
					12,265,080
Real Estate–2.0%
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	450,000	460,226
Iron Mountain, Inc. (Specialized REITs)	(a)	6.250%	01/15/2033	200,000	198,072
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	5.000%	08/15/2027	50,000	49,142
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	325,000	301,396
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.625%	03/15/2030	150,000	137,138
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	200,000	208,303
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	325,000	332,790
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	175,000	174,687
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.250%	12/01/2026	175,000	173,088
XHR LP (Hotel & Resort REITs)	(a)	6.625%	05/15/2030	400,000	392,696
					2,427,538
Utilities–3.7%
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	325,000	315,070
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	125,000	119,340
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	325,000	296,417
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	50,000	45,908
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	07/15/2029	200,000	196,242
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	50,000	44,283
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	95,000	83,304
NRG Energy, Inc. (Electric Utilities)	(a)	6.250%	11/01/2034	225,000	221,492
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	325,000	323,252
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	112,853
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	850,000	822,664
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	400,000	415,345
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	250,000	249,836
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	275,000	270,751
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	350,000	366,538
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	275,000	270,523

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	8.375%	01/15/2031	$50,000	$49,169
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	8.625%	03/15/2033	200,000	194,580
					4,397,567
Total Corporate Bonds (Cost $121,735,342)					$118,381,203

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(c)	527	$9,750
Total Common Stocks (Cost $357,285)			$9,750

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(c)	09/30/2028	$77.10	106	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(c)	09/30/2028	77.10	638	—
Total Warrants (Cost $214)					$—
Total Investments – 98.7% (Cost $122,092,841)	(d)				$118,390,953
Other Assets in Excess of Liabilities – 1.3%					1,505,753
Net Assets – 100.0%					$119,896,706

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2025, the value of these securities totaled $109,155,876, or 91.0% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–98.7%		Shares	Value
Communication Services–15.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)		38,316	$5,925,186
Alphabet, Inc. Class C (Interactive Media & Svs.)		36,109	5,641,309
Charter Communications, Inc. Class A (Media)	(a)	2,294	845,408
Comcast Corp. Class A (Media)		60,953	2,249,166
Electronic Arts, Inc. (Entertainment)		4,212	608,718
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,385	8,290,939
Netflix, Inc. (Entertainment)	(a)	6,913	6,446,580
Take-Two Interactive Software, Inc. (Entertainment)	(a)	2,852	591,077
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		18,452	4,921,333
Trade Desk, Inc. / The Class A (Media)	(a)	7,312	400,113
Warner Bros. Discovery, Inc. (Entertainment)	(a)	39,672	425,680
			36,345,509
Consumer Discretionary–13.6%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,996	835,742
Amazon.com, Inc. (Broadline Retail)	(a)	69,615	13,244,950
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		530	2,441,662
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,375	1,165,159
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,879	531,870
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,456	1,061,419
MercadoLibre, Inc. (Broadline Retail)	(a)	819	1,597,763
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	926	1,326,569
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	10,794	1,277,470
Ross Stores, Inc. (Specialty Retail)		5,332	681,376
Starbucks Corp. (Hotels, Restaurants & Leisure)		18,357	1,800,638
Tesla, Inc. (Automobiles)	(a)	23,876	6,187,704
			32,152,322
Consumer Staples–6.1%
Coca-Cola Europacific Partners PLC (Beverages)		7,449	648,287
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		7,174	6,785,026
Keurig Dr Pepper, Inc. (Beverages)		21,927	750,342
Kraft Heinz Co. / The (Food Products)		19,312	587,664
Mondelez International, Inc. Class A (Food Products)		20,905	1,418,404
Monster Beverage Corp. (Beverages)	(a)	15,727	920,344
PepsiCo, Inc. (Beverages)		22,165	3,323,420
			14,433,487
Energy–0.6%
Baker Hughes Co. (Energy Equip. & Svs.)		16,001	703,244
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,678	747,918
			1,451,162
Financials–0.5%
PayPal Holdings, Inc. (Financial Services)	(a)	15,987	1,043,152
Health Care–5.7%
Amgen, Inc. (Biotechnology)		8,682	2,704,877
AstraZeneca PLC – ADR (Pharmaceuticals)		9,411	691,709
Biogen, Inc. (Biotechnology)	(a)	2,366	323,764
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	6,315	431,251
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		7,390	596,447
Gilead Sciences, Inc. (Biotechnology)		20,126	2,255,118
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,314	551,814
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,764	2,854,736
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,737	1,101,658
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,150	2,012,003
			13,523,377
Common Stocks (Continued)		Shares	Value
Industrials–5.0%
Automatic Data Processing, Inc. (Professional Svs.)		6,576	$2,009,165
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,238	651,126
Cintas Corp. (Commercial Svs. & Supplies)		6,522	1,340,467
Copart, Inc. (Commercial Svs. & Supplies)	(a)	15,613	883,540
CSX Corp. (Ground Transportation)		30,619	901,117
Fastenal Co. (Trading Companies & Distributors)		9,268	718,733
Honeywell International, Inc. (Industrial Conglomerates)		10,503	2,224,010
Old Dominion Freight Line, Inc. (Ground Transportation)		3,435	568,321
PACCAR, Inc. (Machinery)		8,481	825,795
Paychex, Inc. (Professional Svs.)		5,819	897,755
Verisk Analytics, Inc. (Professional Svs.)		2,267	674,705
			11,694,734
Information Technology–48.7%
Adobe, Inc. (Software)	(a)	7,028	2,695,449
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	26,189	2,690,658
Analog Devices, Inc. (Semiconductors & Equip.)		8,016	1,616,587
ANSYS, Inc. (Software)	(a)	1,417	448,565
Apple, Inc. (Tech. Hardware, Storage & Periph.)		98,678	21,919,345
Applied Materials, Inc. (Semiconductors & Equip.)		13,130	1,905,426
AppLovin Corp. Class A (Software)	(a)	4,998	1,324,320
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	2,116	225,968
ASML Holding N.V. (Semiconductors & Equip.)		1,460	967,440
Atlassian Corp. Class A (Software)	(a)	2,650	562,356
Autodesk, Inc. (Software)	(a)	3,475	909,755
Broadcom, Inc. (Semiconductors & Equip.)		50,925	8,526,373
Cadence Design Systems, Inc. (Software)	(a)	4,430	1,126,682
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,141	343,117
Cisco Systems, Inc. (Communications Equip.)		64,294	3,967,583
Cognizant Technology Solutions Corp. Class A (IT Svs.)		7,994	611,541
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,779	1,332,400
Datadog, Inc. Class A (Software)	(a)	5,127	508,650
Fortinet, Inc. (Software)	(a)	12,428	1,196,319
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	8,932	329,680
Intel Corp. (Semiconductors & Equip.)		69,978	1,589,200
Intuit, Inc. (Software)		4,518	2,774,007
KLA Corp. (Semiconductors & Equip.)		2,148	1,460,210
Lam Research Corp. (Semiconductors & Equip.)		20,745	1,508,161
Marvell Technology, Inc. (Semiconductors & Equip.)		13,984	860,995
Microchip Technology, Inc. (Semiconductors & Equip.)		8,692	420,780
Micron Technology, Inc. (Semiconductors & Equip.)		18,006	1,564,541
Microsoft Corp. (Software)		48,833	18,331,420
MicroStrategy, Inc. Class A (Software)	(a)	3,842	1,107,533
MongoDB, Inc. (IT Svs.)	(a)	1,204	211,182
NVIDIA Corp. (Semiconductors & Equip.)		160,280	17,371,146
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,099	779,056
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	6,811	277,140
Palantir Technologies, Inc. Class A (Software)	(a)	36,346	3,067,602
Palo Alto Networks, Inc. (Software)	(a)	10,700	1,825,848
QUALCOMM, Inc. (Semiconductors & Equip.)		17,874	2,745,625
Roper Technologies, Inc. (Software)		1,736	1,023,511
Synopsys, Inc. (Software)	(a)	2,499	1,071,696
Texas Instruments, Inc. (Semiconductors & Equip.)		14,712	2,643,746
Workday, Inc. Class A (Software)	(a)	3,459	807,780
Zscaler, Inc. (Software)	(a)	2,480	492,082
			115,141,475

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials–1.5%
Linde PLC (Chemicals)		7,643	$3,558,886
Real Estate–0.2%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	6,628	525,136
Utilities–1.4%
American Electric Power Co., Inc. (Electric Utilities)		8,617	941,580
Constellation Energy Corp. (Electric Utilities)		5,056	1,019,441
Exelon Corp. (Electric Utilities)		16,245	748,570
Xcel Energy, Inc. (Electric Utilities)		9,285	657,285
			3,366,876
Total Common Stocks (Cost $153,760,831)			$233,236,116

U.S. Treasury Obligations–0.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	05/29/2025	$98,000	$97,331
Total U.S. Treasury Obligations (Cost $97,336)					$97,331
Total Investments – 98.8% (Cost $153,858,167)				(c)	$233,333,447
Other Assets in Excess of Liabilities – 1.2%					2,923,336
Net Assets – 100.0%					$236,256,783

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged as collateral for the futures contracts outstanding at March 31, 2025.  The value of securities pledged totaled $97,331.  See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	3	June 20, 2025	$1,202,135	$1,166,370	$(35,765)	$(1,050)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–97.2%		Shares	Value
Communication Services–9.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)		52,385	$8,100,817
Alphabet, Inc. Class C (Interactive Media & Svs.)		30,078	4,699,086
Comcast Corp. Class A (Media)		76,281	2,814,769
Fox Corp. Class B (Media)		841	44,329
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,776	8,516,295
Netflix, Inc. (Entertainment)	(a)	2,311	2,155,077
Verizon Communications, Inc. (Diversified Telecom. Svs.)		23,562	1,068,772
			27,399,145
Consumer Discretionary–10.2%
Amazon.com, Inc. (Broadline Retail)	(a)	68,794	13,088,747
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		799	3,680,921
BorgWarner, Inc. (Automobile Components)		36,207	1,037,331
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,646	1,031,919
Home Depot, Inc. / The (Specialty Retail)		11,766	4,312,121
Tesla, Inc. (Automobiles)	(a)	15,596	4,041,859
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,786	630,861
TJX Cos., Inc. / The (Specialty Retail)		16,220	1,975,596
Toll Brothers, Inc. (Household Durables)		11,779	1,243,745
			31,043,100
Consumer Staples–6.3%
Coca-Cola Co. / The (Beverages)		29,582	2,118,663
Colgate-Palmolive Co. (Household Products)		36,553	3,425,016
Constellation Brands, Inc. Class A (Beverages)		2,402	440,815
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		5,239	4,954,941
Philip Morris International, Inc. (Tobacco)		16,238	2,577,458
Procter & Gamble Co. / The (Household Products)		10,584	1,803,725
Target Corp. (Consumer Staples Distribution & Retail)		2,783	290,434
Walmart, Inc. (Consumer Staples Distribution & Retail)		40,025	3,513,795
			19,124,847
Energy–3.4%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		2,057	475,990
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,275	1,551,615
ConocoPhillips (Oil, Gas & Consumable Fuels)		3,222	338,374
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		52,864	1,977,114
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		10,979	1,305,732
Halliburton Co. (Energy Equip. & Svs.)		60,532	1,535,697
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		6,521	950,044
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4,757	953,636
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		5,081	671,048
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		7,883	471,088
			10,230,338
Financials–14.0%
Allstate Corp. / The (Insurance)		2,283	472,741
American Express Co. (Consumer Finance)		3,651	982,302
Bank of America Corp. (Banks)		92,301	3,851,721
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	5,246	2,793,915
Charles Schwab Corp. / The (Capital Markets)		20,976	1,642,001
Common Stocks (Continued)		Shares	Value
Financials (continued)
Citigroup, Inc. (Banks)		22,347	$1,586,413
CME Group, Inc. (Capital Markets)		9,071	2,406,446
Intercontinental Exchange, Inc. (Capital Markets)		13,697	2,362,732
JPMorgan Chase & Co. (Banks)		16,564	4,063,149
Mastercard, Inc. Class A (Financial Services)		5,251	2,878,178
Moody's Corp. (Capital Markets)		3,141	1,462,732
Morgan Stanley (Capital Markets)		24,357	2,841,731
Nasdaq, Inc. (Capital Markets)		8,742	663,168
PNC Financial Services Group, Inc. / The (Banks)		8,239	1,448,169
Progressive Corp. / The (Insurance)		12,392	3,507,060
S&P Global, Inc. (Capital Markets)		4,808	2,442,945
Travelers Cos., Inc. / The (Insurance)		11,850	3,133,851
Visa, Inc. (Financial Services)		12,106	4,242,669
			42,781,923
Health Care–11.3%
Abbott Laboratories (Health Care Equip. & Supplies)		4,171	553,283
AbbVie, Inc. (Biotechnology)		11,311	2,369,881
Amgen, Inc. (Biotechnology)		1,584	493,495
Biogen, Inc. (Biotechnology)	(a)	9,722	1,330,358
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	7,821	552,867
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	7,936	800,584
Cardinal Health, Inc. (Health Care Providers & Svs.)		4,511	621,480
Centene Corp. (Health Care Providers & Svs.)	(a)	19,586	1,189,066
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	5,559	402,916
Elevance Health, Inc. (Health Care Providers & Svs.)		1,936	842,083
Eli Lilly & Co. (Pharmaceuticals)		5,064	4,182,408
Gilead Sciences, Inc. (Biotechnology)		16,509	1,849,833
HCA Healthcare, Inc. (Health Care Providers & Svs.)		7,399	2,556,724
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	831	411,569
Medtronic PLC (Health Care Equip. & Supplies)		37,331	3,354,564
Merck & Co., Inc. (Pharmaceuticals)		19,633	1,762,258
Natera, Inc. (Biotechnology)	(a)	4,310	609,477
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	6,112	675,987
Pfizer, Inc. (Pharmaceuticals)		86,058	2,180,710
Regeneron Pharmaceuticals, Inc. (Biotechnology)		682	432,545
Stryker Corp. (Health Care Equip. & Supplies)		3,043	1,132,757
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,239	2,109,326
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,118	3,204,303
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,815	341,039
Zoetis, Inc. (Pharmaceuticals)		3,241	533,631
			34,493,144
Industrials–7.7%
Caterpillar, Inc. (Machinery)		2,071	683,016
Cintas Corp. (Commercial Svs. & Supplies)		17,807	3,659,873
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,970	634,990
Cummins, Inc. (Machinery)		3,405	1,067,263
Delta Air Lines, Inc. (Passenger Airlines)		12,237	533,533
Eaton Corp. PLC (Electrical Equip.)		8,529	2,318,438
Expeditors International of Washington, Inc. (Air Freight & Logistics)		8,400	1,010,100
FedEx Corp. (Air Freight & Logistics)		2,598	633,340
General Dynamics Corp. (Aerospace & Defense)		3,743	1,020,267

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Lockheed Martin Corp. (Aerospace & Defense)		5,279	$2,358,182
MasTec, Inc. (Construction & Engineering)	(a)	5,063	590,903
Northrop Grumman Corp. (Aerospace & Defense)		5,359	2,743,862
Parker-Hannifin Corp. (Machinery)		6,025	3,662,296
Trane Technologies PLC (Building Products)		4,063	1,368,906
Uber Technologies, Inc. (Ground Transportation)	(a)	12,397	903,245
Waste Management, Inc. (Commercial Svs. & Supplies)		2,023	468,345
			23,656,559
Information Technology–29.0%
Accenture PLC Class A (IT Svs.)		5,905	1,842,596
Adobe, Inc. (Software)	(a)	6,439	2,469,550
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	10,152	1,043,017
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		33,359	2,188,017
Apple, Inc. (Tech. Hardware, Storage & Periph.)		101,290	22,499,548
Applied Materials, Inc. (Semiconductors & Equip.)		3,525	511,548
Autodesk, Inc. (Software)	(a)	4,183	1,095,109
Broadcom, Inc. (Semiconductors & Equip.)		29,101	4,872,381
Cadence Design Systems, Inc. (Software)	(a)	1,773	450,927
Fair Isaac Corp. (Software)	(a)	187	344,858
Fortinet, Inc. (Software)	(a)	17,443	1,679,063
Lam Research Corp. (Semiconductors & Equip.)		22,503	1,635,968
Marvell Technology, Inc. (Semiconductors & Equip.)		5,187	319,364
Microsoft Corp. (Software)		54,180	20,338,630
Motorola Solutions, Inc. (Communications Equip.)		7,236	3,167,993
NVIDIA Corp. (Semiconductors & Equip.)		165,930	17,983,493
Palantir Technologies, Inc. Class A (Software)	(a)	3,850	324,940
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
QUALCOMM, Inc. (Semiconductors & Equip.)		16,494	$2,533,643
SailPoint, Inc. (Software)	(a)	4,041	75,769
ServiceNow, Inc. (Software)	(a)	2,479	1,973,631
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		9,372	1,324,451
			88,674,496
Materials–1.9%
Ecolab, Inc. (Chemicals)		4,268	1,082,023
Freeport-McMoRan, Inc. (Metals & Mining)		20,096	760,835
Huntsman Corp. (Chemicals)		42,785	675,575
Nucor Corp. (Metals & Mining)		8,257	993,647
Packaging Corp. of America (Containers & Packaging)		12,189	2,413,666
			5,925,746
Real Estate–2.2%
CubeSmart (Specialized REITs)		10,287	439,358
Equinix, Inc. (Specialized REITs)		544	443,550
Iron Mountain, Inc. (Specialized REITs)		13,993	1,203,958
Simon Property Group, Inc. (Retail REITs)		21,373	3,549,628
Ventas, Inc. (Health Care REITs)		13,848	952,188
			6,588,682
Utilities–2.2%
CMS Energy Corp. (Multi-Utilities)		23,588	1,771,695
Consolidated Edison, Inc. (Multi-Utilities)		11,415	1,262,385
Entergy Corp. (Electric Utilities)		9,124	780,011
Exelon Corp. (Electric Utilities)		31,258	1,440,368
OGE Energy Corp. (Electric Utilities)		32,173	1,478,671
			6,733,130
Total Common Stocks (Cost $244,686,773)			$296,651,110
Total Investments – 97.2% (Cost $244,686,773)	(b)		$296,651,110
Other Assets in Excess of Liabilities – 2.8%	(c)		8,596,990
Net Assets – 100.0%			$305,248,100

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	16	June 20, 2025	$4,565,162	$4,522,600	$(42,562)	$27,665
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–95.7%		Shares	Value
Communication Services–2.5%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	10,646	$139,463
Cargurus, Inc. (Interactive Media & Svs.)	(a)	3,122	90,944
Cinemark Holdings, Inc. (Entertainment)		5,306	132,066
E.W. Scripps Co. / The Class A (Media)	(a)	12,053	35,677
Eventbrite, Inc. Class A (Entertainment)	(a)	9,898	20,885
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	10,194	266,981
Grindr, Inc. (Interactive Media & Svs.)	(a)	18,655	333,925
IDT Corp. Class B (Diversified Telecom. Svs.)		7,669	393,496
Integral Ad Science Holding Corp. (Media)	(a)	4,964	40,010
Magnite, Inc. (Media)	(a)	3,166	36,124
MediaAlpha, Inc. Class A (Interactive Media & Svs.)	(a)	10,814	99,921
Nextdoor Holdings, Inc. (Interactive Media & Svs.)	(a)	44,077	67,438
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	16,949	302,370
Roku, Inc. (Entertainment)	(a)	3,658	257,670
Shutterstock, Inc. (Interactive Media & Svs.)		8,642	161,000
Spok Holdings, Inc. (Wireless Telecom. Svs.)		1,260	20,714
Yelp, Inc. (Interactive Media & Svs.)	(a)	14,344	531,158
ZipRecruiter, Inc. Class A (Interactive Media & Svs.)	(a)	26,513	156,162
			3,086,004
Consumer Discretionary–10.2%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	6,774	517,330
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	27,266	270,479
American Eagle Outfitters, Inc. (Specialty Retail)		14,564	169,234
Bath & Body Works, Inc. (Specialty Retail)		6,278	190,349
Beazer Homes U.S.A., Inc. (Household Durables)	(a)	2,106	42,941
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,767	404,689
BorgWarner, Inc. (Automobile Components)		3,578	102,510
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	3,398	431,682
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	5,030	749,721
Build-A-Bear Workshop, Inc. (Specialty Retail)		452	16,801
Camping World Holdings, Inc. Class A (Specialty Retail)		4,625	74,740
Century Communities, Inc. (Household Durables)		1,294	86,827
Champion Homes, Inc. (Household Durables)	(a)	1,920	181,939
Coursera, Inc. (Diversified Consumer Svs.)	(a)	10,760	71,662
Dorman Products, Inc. (Automobile Components)	(a)	3,849	463,958
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,281	79,089
Etsy, Inc. (Broadline Retail)	(a)	1,512	71,336
Five Below, Inc. (Specialty Retail)	(a)	2,592	194,206
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	7,287	279,967
Gap, Inc. / The (Specialty Retail)		2,463	50,762
GigaCloud Technology, Inc. Class A (Distributors)	(a)	2,985	42,387
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	1,831	50,078
GoPro, Inc. Class A (Household Durables)	(a)	18,253	12,100
Hasbro, Inc. (Leisure Products)		1,531	94,141
Haverty Furniture Cos., Inc. (Specialty Retail)		4,149	81,818
Installed Building Products, Inc. (Household Durables)		1,584	271,593
JAKKS Pacific, Inc. (Leisure Products)		626	15,443
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,179	203,869
Landsea Homes Corp. (Household Durables)	(a)	7,366	47,290
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	39,911	816,180
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	5,997	$181,109
Lindblad Expeditions Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	6,061	56,185
Lithia Motors, Inc. (Specialty Retail)		856	251,270
M/I (Household Durables)	(a)	4,722	539,158
Modine Manufacturing Co. (Automobile Components)	(a)	6,278	481,837
Murphy U.S.A., Inc. (Specialty Retail)		124	58,256
Newell Brands, Inc. (Household Durables)		8,713	54,021
OneSpaWorld Holdings Ltd. (Diversified Consumer Svs.)		11,522	193,454
Patrick Industries, Inc. (Automobile Components)		4,113	347,795
Peloton Interactive, Inc. Class A (Leisure Products)	(a)	31,644	199,990
Petco Health & Wellness Co., Inc. (Specialty Retail)	(a)	7,475	22,799
RealReal, Inc. / The (Specialty Retail)	(a)	12,564	67,720
Revolve Group, Inc. (Specialty Retail)	(a)	15,504	333,181
RH (Specialty Retail)	(a)	666	156,117
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	16,280	174,522
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	1,421	12,832
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,485	483,612
Standard Motor Products, Inc. (Automobile Components)		3,481	86,781
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		660	17,582
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	18,287	59,433
Stoneridge, Inc. (Automobile Components)	(a)	2,677	12,287
Stride, Inc. (Diversified Consumer Svs.)	(a)	4,056	513,084
Sweetgreen, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,034	25,871
Taylor Morrison Home Corp. (Household Durables)	(a)	1,974	118,519
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		1,966	327,595
Tri Pointe Homes, Inc. (Household Durables)	(a)	6,696	213,736
Universal Technical Institute, Inc. (Diversified Consumer Svs.)	(a)	711	18,258
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,739	143,524
Victoria's Secret & Co. (Specialty Retail)	(a)	3,058	56,818
Visteon Corp. (Automobile Components)	(a)	4,151	322,201
Warby Parker, Inc. Class A (Specialty Retail)	(a)	18,213	332,023
Wayfair, Inc. Class A (Specialty Retail)	(a)	2,589	82,926
Wingstop, Inc. (Hotels, Restaurants & Leisure)		738	166,478
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		247	22,356
YETI Holdings, Inc. (Leisure Products)	(a)	5,290	175,099
Zumiez, Inc. (Specialty Retail)	(a)	3,059	45,549
			12,439,099
Consumer Staples–4.0%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		2,327	99,898
BellRing Brands, Inc. (Personal Care Products)	(a)	6,088	453,312
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,180	281,831
Cal-Maine Foods, Inc. (Food Products)		2,055	186,800
Central Garden & Pet Co. Class A (Household Products)	(a)	1,610	52,695
Darling Ingredients, Inc. (Food Products)	(a)	4,159	129,927
Energizer Holdings, Inc. (Household Products)		794	23,756
Freshpet, Inc. (Food Products)	(a)	2,680	222,896
John B. Sanfilippo & Son, Inc. (Food Products)		1,329	94,173
Lancaster Colony Corp. (Food Products)		2,970	519,750
Mission Produce, Inc. (Food Products)	(a)	4,028	42,213

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	11,906	$1,817,332
Turning Point Brands, Inc. (Tobacco)		1,424	84,643
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	1,573	43,084
Utz Brands, Inc. (Food Products)		4,221	59,432
Vita Coco Co., Inc. / The (Beverages)	(a)	3,852	118,064
Vital Farms, Inc. (Food Products)	(a)	6,508	198,299
WD-40 Co. (Household Products)		1,997	487,268
			4,915,373
Energy–2.1%
Archrock, Inc. (Energy Equip. & Svs.)		16,753	439,599
Borr Drilling Ltd. (Energy Equip. & Svs.)		29,744	65,139
California Resources Corp. (Oil, Gas & Consumable Fuels)		1,018	44,761
ChampionX Corp. (Energy Equip. & Svs.)		7,567	225,497
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	10,637	16,487
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		2,994	45,120
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,048	52,049
Flowco Holdings, Inc. Class A (Energy Equip. & Svs.)	(a)	2,470	63,356
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	23,245	193,166
Kodiak Gas Services, Inc. (Energy Equip. & Svs.)		2,051	76,502
Liberty Energy, Inc. (Energy Equip. & Svs.)		5,568	88,141
Matador Resources Co. (Oil, Gas & Consumable Fuels)		3,782	193,222
Natural Gas Services Group, Inc. (Energy Equip. & Svs.)	(a)	740	16,258
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	22,302	486,407
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,101	72,740
REX American Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	2,216	83,255
SM Energy Co. (Oil, Gas & Consumable Fuels)		692	20,725
Smart Sand, Inc. (Energy Equip. & Svs.)		47,289	122,479
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	5,807	245,462
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	10,100	48,278
			2,598,643
Financials–7.9%
Acadian Asset Management, Inc. (Capital Markets)		13,091	338,533
Bank7 Corp. (Banks)		2,640	102,274
Cohen & Steers, Inc. (Capital Markets)		1,404	112,671
Donegal Group, Inc. Class A (Insurance)		7,286	143,024
Enova International, Inc. (Consumer Finance)	(a)	1,234	119,155
Euronet Worldwide, Inc. (Financial Services)	(a)	514	54,921
EVERTEC, Inc. (Financial Services)		3,302	121,415
First Business Financial Services, Inc. (Banks)		4,159	196,097
First Financial Bankshares, Inc. (Banks)		9,172	329,458
First Financial Corp. (Banks)		168	8,229
First Internet Bancorp (Banks)		2,267	60,710
First of Long Island Corp. / The (Banks)		3,500	43,225
FirstCash Holdings, Inc. (Consumer Finance)		4,351	523,512
GCM Grosvenor, Inc. Class A (Capital Markets)		3,553	47,006
Globe Life, Inc. (Insurance)		2,292	301,902
Goosehead Insurance, Inc. Class A (Insurance)		294	34,710
Greene County Bancorp, Inc. (Banks)		660	15,913
Hamilton Lane, Inc. Class A (Capital Markets)		3,634	540,267
Hanover Insurance Group, Inc. / The (Insurance)		90	15,655
Houlihan Lokey, Inc. (Capital Markets)		5,802	937,023
Independent Bank Corp. (Banks)		1,339	41,228
Kearny Financial Corp. (Banks)		10,146	63,514
Lemonade, Inc. (Insurance)	(a)	2,621	82,378
LendingTree, Inc. (Consumer Finance)	(a)	1,704	85,660
Common Stocks (Continued)		Shares	Value
Financials (continued)
Metropolitan Bank Holding Corp. (Banks)	(a)	387	$21,668
Moelis & Co. Class A (Capital Markets)		7,123	415,698
MVB Financial Corp. (Banks)		2,032	35,194
Northeast Community Bancorp, Inc. (Banks)		1,224	28,691
Northfield Bancorp, Inc. (Banks)		8,633	94,186
OneMain Holdings, Inc. (Consumer Finance)		9,679	473,110
Oscar Health, Inc. Class A (Insurance)	(a)	17,830	233,751
Pagseguro Digital Ltd. Class A (Financial Services)	(a)	37,557	286,560
Palomar Holdings, Inc. (Insurance)	(a)	1,196	163,948
Perella Weinberg Partners (Capital Markets)		4,970	91,448
Piper Sandler Cos. (Capital Markets)		2,630	651,346
PJT Partners, Inc. Class A (Capital Markets)		5,697	785,502
PRA Group, Inc. (Consumer Finance)	(a)	6,130	126,401
Remitly Global, Inc. (Financial Services)	(a)	23,107	480,626
Root, Inc. Class A (Insurance)	(a)	419	55,911
Sierra Bancorp (Banks)		1,484	41,374
Stewart Information Services Corp. (Insurance)		4,106	292,963
StoneCo Ltd. Class A (Financial Services)	(a)	12,832	134,479
Tiptree, Inc. (Insurance)		7,309	176,074
Unity Bancorp, Inc. (Banks)		699	28,449
Universal Insurance Holdings, Inc. (Insurance)		7,311	173,271
Upstart Holdings, Inc. (Consumer Finance)	(a)	6,843	314,983
USCB Financial Holdings, Inc. (Banks)		3,825	70,992
Velocity Financial, Inc. (Financial Services)	(a)	2,443	45,709
Victory Capital Holdings, Inc. Class A (Capital Markets)		681	39,409
Virtus Investment Partners, Inc. (Capital Markets)		323	55,672
Waterstone Financial, Inc. (Financial Services)		645	8,675
			9,644,570
Health Care–25.0%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	16,667	276,839
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	39,036	69,874
ADMA Biologics, Inc. (Biotechnology)	(a)	24,290	481,914
agilon health, Inc. (Health Care Providers & Svs.)	(a)	27,414	118,703
Agios Pharmaceuticals, Inc. (Biotechnology)	(a)	2,751	80,604
Akero Therapeutics, Inc. (Biotechnology)	(a)	802	32,465
Alector, Inc. (Biotechnology)	(a)	22,360	27,503
Alignment Healthcare, Inc. (Health Care Providers & Svs.)	(a)	22,743	423,475
Alkermes PLC (Biotechnology)	(a)	12,267	405,056
Alphatec Holdings, Inc. (Health Care Equip. & Supplies)	(a)	7,988	80,998
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	804
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	7,663
Amicus Therapeutics, Inc. (Biotechnology)	(a)	52,754	430,473
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	1,529	37,399
Amneal Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	6,851	57,411
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,314	38,093
Apogee Therapeutics, Inc. (Biotechnology)	(a)	3,373	126,015
Arcellx, Inc. (Biotechnology)	(a)	2,443	160,261
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,340	41,919
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	6,441	100,737
Ardelyx, Inc. (Biotechnology)	(a)	20,010	98,249
Ardent Health Partners, Inc. (Health Care Providers & Svs.)	(a)	1,412	19,415
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	16,702	212,783
Arvinas, Inc. (Pharmaceuticals)	(a)	4,006	28,122
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	4,441	143,267
Avidity Biosciences, Inc. (Biotechnology)	(a)	7,237	213,636
Axogen, Inc. (Health Care Equip. & Supplies)	(a)	4,236	78,366
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	3,501	408,322
Beta Bionics, Inc. (Health Care Equip. & Supplies)	(a)	2,861	35,019
Beyondspring, Inc. (Biotechnology)	(a)	5,417	7,584

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	48,373	$362,798
Biohaven Ltd. (Biotechnology)	(a)	4,744	114,046
Blueprint Medicines Corp. (Biotechnology)	(a)	7,579	670,817
Bridgebio Pharma, Inc. (Biotechnology)	(a)	7,709	266,500
Bruker Corp. (Life Sciences Tools & Svs.)		362	15,110
CareDx, Inc. (Biotechnology)	(a)	3,494	62,019
Castle Biosciences, Inc. (Health Care Providers & Svs.)	(a)	5,063	101,361
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	19,538	473,797
Celldex Therapeutics, Inc. (Biotechnology)	(a)	9,367	170,011
Cerus Corp. (Health Care Equip. & Supplies)	(a)	61,031	84,833
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	12,318	33,135
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	23,834
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	6,909	206,234
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	13,134	1,500,165
CorVel Corp. (Health Care Providers & Svs.)	(a)	3,728	417,424
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	7,758	260,203
CryoPort, Inc. (Life Sciences Tools & Svs.)	(a)	13,714	83,381
Cytokinetics, Inc. (Biotechnology)	(a)	1,055	42,400
Day One Biopharmaceuticals, Inc. (Biotechnology)	(a)	19,397	153,818
Denali Therapeutics, Inc. (Biotechnology)	(a)	13,420	182,445
Doximity, Inc. Class A (Health Care Technology)	(a)	2,732	158,538
Dynavax Technologies Corp. (Biotechnology)	(a)	5,640	73,151
Dyne Therapeutics, Inc. (Biotechnology)	(a)	12,938	135,331
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	6,575	144,650
Ensign Group, Inc. / The (Health Care Providers & Svs.)		7,330	948,502
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	5,277	91,081
Evolent Health, Inc. Class A (Health Care Technology)	(a)	15,911	150,677
EyePoint Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	6,929	37,555
Fate Therapeutics, Inc. (Biotechnology)	(a)	35,418	27,984
FibroGen, Inc. (Biotechnology)	(a)	7,167	2,221
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	30,134
Geron Corp. (Biotechnology)	(a)	4,451	7,077
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	1,729	170,168
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	12,792	544,939
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	4,545	288,835
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	10,075	642,886
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	166,979
Harrow, Inc. (Pharmaceuticals)	(a)	4,602	122,413
Health Catalyst, Inc. (Health Care Technology)	(a)	12,025	54,473
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	8,207	725,253
HealthStream, Inc. (Health Care Technology)		2,100	67,578
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	17,210	508,556
Ideaya Biosciences, Inc. (Biotechnology)	(a)	19,953	326,830
Immunovant, Inc. (Biotechnology)	(a)	3,393	57,986
InfuSystem Holdings, Inc. (Health Care Providers & Svs.)	(a)	9,854	53,015
Insmed, Inc. (Biotechnology)	(a)	15,026	1,146,334
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	536	85,374
Intellia Therapeutics, Inc. (Biotechnology)	(a)	9,714	69,067
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	630	83,110
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	6,470	195,200
Iovance Biotherapeutics, Inc. (Biotechnology)	(a)	39,021	129,940
iRadimed Corp. (Health Care Equip. & Supplies)		1,148	60,247
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	2,067	216,374
iTeos Therapeutics, Inc. (Biotechnology)	(a)	12,360	73,789
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Janux Therapeutics, Inc. (Biotechnology)	(a)	1,067	$28,809
Kiniksa Pharmaceuticals International PLC (Biotechnology)	(a)	13,261	294,527
Krystal Biotech, Inc. (Biotechnology)	(a)	1,764	318,049
Kura Oncology, Inc. (Biotechnology)	(a)	4,464	29,462
Kymera Therapeutics, Inc. (Biotechnology)	(a)	5,794	158,582
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	5,154	503,030
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		1,997	167,548
LifeStance Health Group, Inc. (Health Care Providers & Svs.)	(a)	14,637	97,482
LivaNova PLC (Health Care Equip. & Supplies)	(a)	2,031	79,778
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,407	466,041
MannKind Corp. (Biotechnology)	(a)	21,544	108,366
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	5,274	557,515
Metsera, Inc. (Biotechnology)	(a)	1,648	44,859
MiMedx Group, Inc. (Biotechnology)	(a)	10,701	81,328
MiNK Therapeutics, Inc. (Biotechnology)	(a)	95	821
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	2,460	110,823
Natera, Inc. (Biotechnology)	(a)	1,375	194,439
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	16,878	300,766
Nurix Therapeutics, Inc. (Biotechnology)	(a)	5,994	71,209
Nuvalent, Inc. Class A (Biotechnology)	(a)	1,781	126,309
Nuvation Bio, Inc. (Pharmaceuticals)	(a)	8,937	15,729
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	15,762	115,535
Omeros Corp. (Pharmaceuticals)	(a)	1,777	14,607
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	1,980	69,221
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	5,653	197,572
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,376	14,747
ORIC Pharmaceuticals, Inc. (Biotechnology)	(a)	9,798	54,673
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	2,756	68,487
Pennant Group, Inc. / The (Health Care Providers & Svs.)	(a)	9,067	228,035
Phibro Animal Health Corp. Class A (Pharmaceuticals)		2,881	61,538
Phreesia, Inc. (Health Care Technology)	(a)	13,541	346,108
Praxis Precision Medicines, Inc. (Biotechnology)	(a)	1,670	63,243
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	228	19,601
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	20,085	450,908
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	2,996	174,547
Progyny, Inc. (Health Care Providers & Svs.)	(a)	13,785	307,957
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	3,680	177,965
Prothena Corp. PLC (Biotechnology)	(a)	8,334	103,133
PTC Therapeutics, Inc. (Biotechnology)	(a)	8,590	437,746
Puma Biotechnology, Inc. (Biotechnology)	(a)	10,018	29,653
RadNet, Inc. (Health Care Providers & Svs.)	(a)	9,039	449,419
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	27,070	143,200
REGENXBIO, Inc. (Biotechnology)	(a)	19,443	139,017
Relay Therapeutics, Inc. (Biotechnology)	(a)	32,915	86,237
Revolution Medicines, Inc. (Biotechnology)	(a)	10,752	380,191
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	4,771	252,720
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	8,866	159,499
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	5,578	140,845
Scholar Rock Holding Corp. (Biotechnology)	(a)	6,920	222,478
Schrodinger, Inc. (Health Care Technology)	(a)	6,351	125,369
Scilex Holding Co. (Acquired January 06, 2023, Cost $66,789) (Pharmaceuticals)	(a)(b)	6,373	1,584
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	4,909
Select Medical Holdings Corp. (Health Care Providers & Svs.)		26,846	448,328
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	32
SpringWorks Therapeutics, Inc. (Biotechnology)	(a)	5,790	255,513
Summit Therapeutics, Inc. (Biotechnology)	(a)	4,919	94,888

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	9,379	$307,162
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	22,313	274,115
Tarsus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	760	39,041
TG Therapeutics, Inc. (Biotechnology)	(a)	16,373	645,587
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	3,146	211,663
Travere Therapeutics, Inc. (Biotechnology)	(a)	4,123	73,884
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	9,331	78,287
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	11,239	70,693
Twist Bioscience Corp. (Biotechnology)	(a)	8,531	334,927
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	149	30,055
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	5,365	194,267
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		970	182,263
Vanda Pharmaceuticals, Inc. (Biotechnology)	(a)	19,125	87,784
Varex Imaging Corp. (Health Care Equip. & Supplies)	(a)	5,139	59,612
Vaxcyte, Inc. (Biotechnology)	(a)	10,358	391,118
Vera Therapeutics, Inc. (Biotechnology)	(a)	2,884	69,274
Veracyte, Inc. (Biotechnology)	(a)	4,276	126,783
Vericel Corp. (Biotechnology)	(a)	5,321	237,423
Verve Therapeutics, Inc. (Biotechnology)	(a)	11,841	54,113
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	29,454	214,425
Viking Therapeutics, Inc. (Biotechnology)	(a)	4,050	97,808
Voyager Therapeutics, Inc. (Biotechnology)	(a)	12,240	41,371
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	1,338	10,811
Waystar Holding Corp. (Health Care Technology)	(a)	1,016	37,958
Xencor, Inc. (Biotechnology)	(a)	7,931	84,386
Xeris Biopharma Holdings, Inc. (Pharmaceuticals)	(a)	10,616	58,282
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,298	2,064
			30,673,680
Industrials–22.1%
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	14,350	202,192
AeroVironment, Inc. (Aerospace & Defense)	(a)	1,531	182,480
Alaska Air Group, Inc. (Passenger Airlines)	(a)	1,999	98,391
American Airlines Group, Inc. (Passenger Airlines)	(a)	13,157	138,806
American Superconductor Corp. (Electrical Equip.)	(a)	6,472	117,402
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		3,374	760,297
ArcBest Corp. (Ground Transportation)		153	10,799
Archer Aviation, Inc. Class A (Aerospace & Defense)	(a)	23,273	165,471
Argan, Inc. (Construction & Engineering)		355	46,565
Armstrong World Industries, Inc. (Building Products)		686	96,644
Astronics Corp. (Aerospace & Defense)	(a)	578	13,970
Atmus Filtration Technologies, Inc. (Machinery)		15,232	559,471
Barrett Business Services, Inc. (Professional Svs.)		3,806	156,617
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	2,954	365,410
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	18,192	357,655
Blue Bird Corp. (Machinery)	(a)	1,545	50,012
BlueLinx Holdings, Inc. (Trading Companies & Distributors)	(a)	539	40,414
Boise Cascade Co. (Trading Companies & Distributors)		6,716	658,772
BWX Technologies, Inc. (Aerospace & Defense)		964	95,099
Common Stocks (Continued)		Shares	Value
Industrials (continued)
CACI International, Inc. Class A (Professional Svs.)	(a)	560	$205,475
Chart Industries, Inc. (Machinery)	(a)	2,743	395,980
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	231	45,530
Comfort Systems U.S.A., Inc. (Construction & Engineering)		2,226	717,507
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	5,638	114,395
Covenant Logistics Group, Inc. (Ground Transportation)		5,419	120,302
CSG Systems International, Inc. (Professional Svs.)		3,698	223,618
CSW Industrials, Inc. (Building Products)		1,529	445,734
DNOW, Inc. (Trading Companies & Distributors)	(a)	11,655	199,067
Douglas Dynamics, Inc. (Machinery)		2,689	62,465
Ducommun, Inc. (Aerospace & Defense)	(a)	4,884	283,419
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,771	269,794
EMCOR Group, Inc. (Construction & Engineering)		530	195,904
Energy Recovery, Inc. (Machinery)	(a)	11,380	180,828
EnerSys (Electrical Equip.)		3,604	330,054
Enovix Corp. (Electrical Equip.)	(a)	1,997	14,658
ExlService Holdings, Inc. (Professional Svs.)	(a)	34,216	1,615,337
Federal Signal Corp. (Machinery)		4,191	308,248
Flowserve Corp. (Machinery)		15,065	735,775
Fluor Corp. (Construction & Engineering)	(a)	14,721	527,306
Franklin Covey Co. (Professional Svs.)	(a)	5,750	158,815
FTAI Aviation Ltd. (Trading Companies & Distributors)		10,083	1,119,516
Generac Holdings, Inc. (Electrical Equip.)	(a)	163	20,644
Genpact Ltd. (Professional Svs.)		3,703	186,557
Gibraltar Industries, Inc. (Building Products)	(a)	5,841	342,633
Graham Corp. (Machinery)	(a)	2,684	77,353
Greenbrier Cos., Inc. / The (Machinery)		290	14,854
Griffon Corp. (Building Products)		9,740	696,410
Herc Holdings, Inc. (Trading Companies & Distributors)		4,225	567,291
Huron Consulting Group, Inc. (Professional Svs.)	(a)	1,956	280,588
IBEX Holdings Ltd. (Professional Svs.)	(a)	3,675	89,486
ICF International, Inc. (Professional Svs.)		3,676	312,350
IES Holdings, Inc. (Construction & Engineering)	(a)	773	127,630
Insperity, Inc. (Professional Svs.)		3,871	345,409
ITT, Inc. (Machinery)		956	123,477
Joby Aviation, Inc. (Passenger Airlines)	(a)	10,972	66,051
Kadant, Inc. (Machinery)		196	66,034
Karman Holdings, Inc. (Aerospace & Defense)	(a)	2,699	90,201
KBR, Inc. (Professional Svs.)		4,295	213,934
Kforce, Inc. (Professional Svs.)		12,430	607,703
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	1,150	34,144
Leonardo DRS, Inc. (Aerospace & Defense)		12,142	399,229
Lyft, Inc. Class A (Ground Transportation)	(a)	12,469	148,007
Manitowoc Co., Inc. / The (Machinery)	(a)	5,200	44,668
ManpowerGroup, Inc. (Professional Svs.)		10,748	622,094
MasTec, Inc. (Construction & Engineering)	(a)	3,073	358,650
Maximus, Inc. (Professional Svs.)		4,986	339,995
McGrath RentCorp (Trading Companies & Distributors)		2,415	269,031
Moog, Inc. Class A (Aerospace & Defense)		5,171	896,393
MRC Global, Inc. (Trading Companies & Distributors)	(a)	2,526	28,998
Mueller Industries, Inc. (Machinery)		9,785	745,030
Mueller Water Products, Inc. Class A (Machinery)		25,751	654,590
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	11,149	469,819
NuScale Power Corp. (Electrical Equip.)	(a)	2,136	30,246
NV5 Global, Inc. (Professional Svs.)	(a)	6,910	133,156
Powell Industries, Inc. (Electrical Equip.)		1,031	175,610
Primoris Services Corp. (Construction & Engineering)		14,337	823,087
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	62,921

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Resources Connection, Inc. (Professional Svs.)		4,757	$31,111
REV Group, Inc. (Machinery)		404	12,766
Rocket Lab U.S.A., Inc. (Aerospace & Defense)	(a)	27,989	500,443
Saia, Inc. (Ground Transportation)	(a)	382	133,482
Shyft Group, Inc. / The (Machinery)		1,435	11,609
SkyWest, Inc. (Passenger Airlines)	(a)	3,480	304,048
SPX Technologies, Inc. (Machinery)	(a)	5,523	711,252
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	3,166	358,423
Tetra Tech, Inc. (Commercial Svs. & Supplies)		1,948	56,979
TriNet Group, Inc. (Professional Svs.)		4,169	330,352
Tutor Perini Corp. (Construction & Engineering)	(a)	1,705	39,522
V2X, Inc. (Aerospace & Defense)	(a)	1,509	74,016
Verra Mobility Corp. (Professional Svs.)	(a)	8,994	202,455
Vicor Corp. (Electrical Equip.)	(a)	2,380	111,336
Watts Water Technologies, Inc. Class A (Machinery)		3,566	727,179
Willdan Group, Inc. (Professional Svs.)	(a)	1,423	57,945
Worthington Enterprises, Inc. (Machinery)		2,721	136,295
Xometry, Inc. Class A (Trading Companies & Distributors)	(a)	5,172	128,886
Zurn Elkay Water Solutions Corp. (Building Products)		9,445	311,496
			27,090,062
Information Technology–17.5%
8x8, Inc. (Software)	(a)	13,109	26,218
A10 Networks, Inc. (Software)		916	14,967
ACI Worldwide, Inc. (Software)	(a)	16,591	907,694
ACM Research, Inc. Class A (Semiconductors & Equip.)	(a)	2,532	59,097
ADTRAN Holdings, Inc. (Communications Equip.)	(a)	8,698	75,847
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		134	12,772
Alarm.com Holdings, Inc. (Software)	(a)	6,587	366,567
Ambarella, Inc. (Semiconductors & Equip.)	(a)	5,483	275,959
Amplitude, Inc. Class A (Software)	(a)	1,629	16,599
Appian Corp. Class A (Software)	(a)	3,590	103,428
Arlo Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,696	85,829
Arteris, Inc. (Software)	(a)	7,472	51,631
Asana, Inc. Class A (Software)	(a)	11,753	171,241
Aurora Innovation, Inc. (Software)	(a)	25,696	172,806
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	5,280	262,258
Backblaze, Inc. Class A (IT Svs.)	(a)	4,721	22,802
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,387	454,127
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)		661	25,138
BlackLine, Inc. (Software)	(a)	1,174	56,845
Blend Labs, Inc. Class A (Software)	(a)	5,170	17,319
Box, Inc. Class A (Software)	(a)	22,382	690,708
Braze, Inc. Class A (Software)	(a)	5,146	185,668
C3.ai, Inc. Class A (Software)	(a)	13,605	286,385
Calix, Inc. (Communications Equip.)	(a)	7,836	277,708
Ciena Corp. (Communications Equip.)	(a)	3,709	224,135
Cleanspark, Inc. (Software)	(a)	18,476	124,159
Clear Secure, Inc. Class A (Software)		9,766	253,037
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	25,416	681,149
Commvault Systems, Inc. (Software)	(a)	3,427	540,643
Confluent, Inc. Class A (Software)	(a)	5,481	128,475
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	16,078	645,692
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	1,336	44,609
Diodes, Inc. (Semiconductors & Equip.)	(a)	399	17,225
Domo, Inc. Class B (Software)	(a)	2,462	19,105
Elastic N.V. (Software)	(a)	3,780	336,798
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	4,307	850,676
Fastly, Inc. Class A (IT Svs.)	(a)	9,152	57,932
Five9, Inc. (Software)	(a)	3,252	88,292
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Freshworks, Inc. Class A (Software)	(a)	25,442	$358,987
Gitlab, Inc. Class A (Software)	(a)	3,105	145,935
Grid Dynamics Holdings, Inc. (IT Svs.)	(a)	3,936	61,598
Hackett Group, Inc. / The (IT Svs.)		6,448	188,411
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	2,082	47,074
Impinj, Inc. (Semiconductors & Equip.)	(a)	1,872	169,790
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,393	658,906
Intapp, Inc. (Software)	(a)	4,649	271,409
InterDigital, Inc. (Software)		2,490	514,807
IonQ, Inc. (Tech. Hardware, Storage & Periph.)	(a)	16,580	365,921
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,513	368,022
Jamf Holding Corp. (Software)	(a)	1,476	17,933
Kaltura, Inc. (Software)	(a)	23,954	45,034
LiveRamp Holdings, Inc. (Software)	(a)	10,635	277,999
MARA Holdings, Inc. (Software)	(a)	14,351	165,036
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	10,438	113,357
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		13,741	87,668
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	1,744	211,617
Ooma, Inc. (Software)	(a)	7,140	93,463
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,594	309,778
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		3,837	239,506
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,431	183,354
Porch Group, Inc. (Software)	(a)	8,908	64,939
Power Integrations, Inc. (Semiconductors & Equip.)		9,378	473,589
PROS Holdings, Inc. (Software)	(a)	10,870	206,856
Q2 Holdings, Inc. (Software)	(a)	8,741	699,367
Qualys, Inc. (Software)	(a)	4,883	614,916
Rambus, Inc. (Semiconductors & Equip.)	(a)	12,748	660,028
Rapid7, Inc. (Software)	(a)	12,646	335,245
Red Violet, Inc. (Software)		1,350	50,746
RingCentral, Inc. Class A (Software)	(a)	8,999	222,815
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,238	94,311
SEMrush Holdings, Inc. Class A (Software)	(a)	2,806	26,180
Semtech Corp. (Semiconductors & Equip.)	(a)	7,913	272,207
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	1,515	170,544
SiTime Corp. (Semiconductors & Equip.)	(a)	2,969	453,871
SoundHound AI, Inc. Class A (Software)	(a)	19,205	155,945
SoundThinking, Inc. (Software)	(a)	4,002	67,834
Sprout Social, Inc. Class A (Software)	(a)	6,313	138,823
SPS Commerce, Inc. (Software)	(a)	2,254	299,173
Synaptics, Inc. (Semiconductors & Equip.)	(a)	1,134	72,258
Tenable Holdings, Inc. (Software)	(a)	17,744	620,685
Terawulf, Inc. (Software)	(a)	6,667	18,201
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,091	145,436
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	4,577	97,994
Unity Software, Inc. (Software)	(a)	4,869	95,384
Varonis Systems, Inc. (Software)	(a)	14,975	605,739
Verint Systems, Inc. (Software)	(a)	8,124	145,013
Workiva, Inc. (Software)	(a)	10,252	778,229
Yext, Inc. (Software)	(a)	8,061	49,656
Zeta Global Holdings Corp. Class A (Software)	(a)	25,091	340,234
			21,503,363
Materials–2.7%
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	1,397	174,974
Balchem Corp. (Chemicals)		2,394	397,404
Cabot Corp. (Chemicals)		4,565	379,534
Carpenter Technology Corp. (Metals & Mining)		4,392	795,743
Century Aluminum Co. (Metals & Mining)	(a)	10,162	188,607
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	17,096	140,529
Compass Minerals International, Inc. (Metals & Mining)		3,667	34,066

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Constellium SE (Metals & Mining)	(a)	20,817	$210,044
Crown Holdings, Inc. (Containers & Packaging)		1,631	145,583
Ivanhoe Electric, Inc. (Metals & Mining)	(a)	3,117	18,110
Kaiser Aluminum Corp. (Metals & Mining)		2,643	160,219
Materion Corp. (Metals & Mining)		2,192	178,867
Myers Industries, Inc. (Containers & Packaging)		2,928	34,931
Olympic Steel, Inc. (Metals & Mining)		3,342	105,340
Radius Recycling, Inc. (Metals & Mining)		6,393	184,630
Ramaco Resources, Inc. Class A (Metals & Mining)		8,026	66,054
Ramaco Resources, Inc. Class B (Metals & Mining)		88	626
Sensient Technologies Corp. (Chemicals)		357	26,571
SunCoke Energy, Inc. (Metals & Mining)		1,972	18,142
United States Lime & Minerals, Inc. (Construction Materials)		1,164	102,874
			3,362,848
Real Estate–1.7%
Brixmor Property Group, Inc. (Retail REITs)		15,416	409,295
CareTrust REIT, Inc. (Health Care REITs)		1,063	30,381
Chatham Lodging Trust (Hotel & Resort REITs)		6,658	47,471
Compass, Inc. Class A (Real Estate Mgmt. & Development)	(a)	22,446	195,954
COPT Defense Properties (Office REITs)		4,494	122,551
First Industrial Realty Trust, Inc. (Industrial REITs)		3,708	200,084
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	8,534	$293,996
NETSTREIT Corp. (Retail REITs)	7,390	117,131
NexPoint Residential Trust, Inc. (Residential REITs)	8,471	334,859
Rayonier, Inc. (Specialized REITs)	619	17,258
RLJ Lodging Trust (Hotel & Resort REITs)	1,540	12,151
Saul Centers, Inc. (Retail REITs)	375	13,526
St. Joe Co. / The (Real Estate Mgmt. & Development)	2,197	103,149
Tanger, Inc. (Retail REITs)	4,047	136,748
		2,034,554
Utilities–0.0%
New Jersey Resources Corp. (Gas Utilities)	753	36,942
Total Common Stocks (Cost $128,806,180)		$117,385,138

Rights–0.0%		Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)		6,185	$3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)		2,231	1,115
Total Rights (Cost $4,950)			$4,950
Total Investments – 95.7% (Cost $128,811,130)	(c)		$117,390,088
Other Assets in Excess of Liabilities – 4.3%	(d)		5,216,079
Net Assets – 100.0%			$122,606,167

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At March 31, 2025, the value of restricted securities in the Portfolio totaled $1,584, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	21	June 20, 2025	$2,174,545	$2,128,455	$(46,090)	$(10,501)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–98.8%		Shares	Value
Communication Services–1.3%
EchoStar Corp. Class A (Media)	(a)	22,383	$572,557
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	41,057	1,472,304
Iridium Communications, Inc. (Diversified Telecom. Svs.)		20,163	550,853
New York Times Co. / The Class A (Media)		30,229	1,499,359
Nexstar Media Group, Inc. (Media)		5,402	968,147
Warner Music Group Corp. Class A (Entertainment)		26,858	841,998
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	50,252	502,520
			6,407,738
Consumer Discretionary–13.1%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	9,332	712,685
Aramark (Hotels, Restaurants & Leisure)		49,112	1,695,346
Autoliv, Inc. (Automobile Components)		13,245	1,171,520
AutoNation, Inc. (Specialty Retail)	(a)	4,775	773,168
Bath & Body Works, Inc. (Specialty Retail)		40,123	1,216,529
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		12,281	808,458
Brunswick Corp. (Leisure Products)		12,224	658,262
Burlington Stores, Inc. (Specialty Retail)	(a)	11,636	2,773,208
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	21,843	430,962
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	15,070	1,302,199
Chewy, Inc. Class A (Specialty Retail)	(a)	30,687	997,634
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		4,139	549,577
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		13,616	1,512,329
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		5,933	449,069
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,385	1,102,887
Dick's Sporting Goods, Inc. (Specialty Retail)		10,727	2,162,134
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	7,021	2,180,301
Five Below, Inc. (Specialty Retail)	(a)	10,191	763,561
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	19,865	1,598,537
GameStop Corp. Class A (Specialty Retail)	(a)	75,323	1,681,209
Gap, Inc. / The (Specialty Retail)		41,220	849,544
Gentex Corp. (Automobile Components)		42,133	981,699
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	52,792	487,798
Graham Holdings Co. Class B (Diversified Consumer Svs.)		624	599,577
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	5,325	921,332
H&R Block, Inc. (Diversified Consumer Svs.)		24,796	1,361,548
Harley-Davidson, Inc. (Automobiles)		21,229	536,032
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	11,495	430,028
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		7,900	967,750
KB Home (Household Durables)		12,856	747,191
Lear Corp. (Automobile Components)		9,936	876,554
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	16,360	1,416,940
Lithia Motors, Inc. (Specialty Retail)		4,935	1,448,620
Macy's, Inc. (Broadline Retail)		51,433	645,999
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		5,950	382,228
Mattel, Inc. (Leisure Products)	(a)	62,413	1,212,685
Murphy U.S.A., Inc. (Specialty Retail)		3,374	1,585,139
Nordstrom, Inc. (Broadline Retail)		18,040	441,078
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	11,352	1,320,919
Penske Automotive Group, Inc. (Specialty Retail)		3,463	498,603
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	15,595	1,506,633
Polaris, Inc. (Leisure Products)		9,712	397,609
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
PVH Corp. (Textiles, Apparel & Luxury Goods)		10,306	$666,180
RH (Specialty Retail)	(a)	2,791	654,238
Service Corp. International (Diversified Consumer Svs.)		26,716	2,142,623
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	24,378	1,384,183
Somnigroup International, Inc. (Household Durables)		35,425	2,121,249
Taylor Morrison Home Corp. (Household Durables)	(a)	19,170	1,150,967
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,359	2,059,380
Thor Industries, Inc. (Automobiles)		9,859	747,411
Toll Brothers, Inc. (Household Durables)		18,505	1,953,943
TopBuild Corp. (Household Durables)	(a)	5,432	1,656,488
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		12,672	586,587
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	34,957	218,481
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	23,752	141,324
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		6,936	1,109,899
Valvoline, Inc. (Specialty Retail)	(a)	23,546	819,636
VF Corp. (Textiles, Apparel & Luxury Goods)		61,345	952,074
Visteon Corp. (Automobile Components)	(a)	5,116	397,104
Wendy's Co. / The (Hotels, Restaurants & Leisure)		31,719	464,049
Whirlpool Corp. (Household Durables)		10,260	924,734
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,412	1,220,839
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		14,403	1,303,616
YETI Holdings, Inc. (Leisure Products)	(a)	15,714	520,133
			67,350,219
Consumer Staples–5.4%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		75,133	1,652,175
BellRing Brands, Inc. (Personal Care Products)	(a)	23,765	1,769,542
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	24,471	2,792,141
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,594	380,711
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		6,876	2,984,459
Celsius Holdings, Inc. (Beverages)	(a)	29,172	1,039,107
Coca-Cola Consolidated, Inc. (Beverages)		1,092	1,474,200
Coty, Inc. Class A (Personal Care Products)	(a)	67,848	371,129
Darling Ingredients, Inc. (Food Products)	(a)	29,464	920,455
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	10,448	656,030
Flowers Foods, Inc. (Food Products)		36,283	689,740
Ingredion, Inc. (Food Products)		11,949	1,615,624
Lancaster Colony Corp. (Food Products)		3,575	625,625
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	29,982	1,195,982
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	28,940	2,275,552
Pilgrim's Pride Corp. (Food Products)		7,468	407,081
Post Holdings, Inc. (Food Products)	(a)	8,476	986,267
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	18,524	2,827,503
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	42,679	2,793,767
			27,457,090
Energy–4.1%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		62,066	1,117,188
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	54,189	2,191,403
ChampionX Corp. (Energy Equip. & Svs.)		35,347	1,053,341
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		11,325	1,276,554

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		16,449	$573,906
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	27,574	868,029
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		18,771	1,811,026
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		29,628	974,169
Matador Resources Co. (Oil, Gas & Consumable Fuels)		21,497	1,098,282
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		25,397	721,275
NOV, Inc. (Energy Equip. & Svs.)		70,549	1,073,756
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		48,226	2,064,073
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		18,158	346,636
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		118,506	1,641,308
Range Resources Corp. (Oil, Gas & Consumable Fuels)		44,704	1,785,031
Valaris Ltd. (Energy Equip. & Svs.)	(a)	12,121	475,870
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)		24,326	1,098,319
Weatherford International PLC (Energy Equip. & Svs.)		13,495	722,657
			20,892,823
Financials–18.5%
Affiliated Managers Group, Inc. (Capital Markets)		5,420	910,723
Ally Financial, Inc. (Consumer Finance)		50,915	1,856,870
American Financial Group, Inc. (Insurance)		13,379	1,757,198
Annaly Capital Management, Inc. (Mortgage REIT)		107,144	2,176,095
Associated Banc-Corp (Banks)		30,369	684,214
Bank OZK (Banks)		19,545	849,230
Brighthouse Financial, Inc. (Insurance)	(a)	10,861	629,829
Cadence Bank (Banks)		33,999	1,032,210
Carlyle Group, Inc. / The (Capital Markets)		39,094	1,704,107
CNO Financial Group, Inc. (Insurance)		18,825	784,061
Columbia Banking System, Inc. (Banks)		38,817	968,096
Comerica, Inc. (Banks)		24,344	1,437,757
Commerce Bancshares, Inc. (Banks)		22,615	1,407,331
Cullen / Frost Bankers (Banks)		11,900	1,489,880
East West Bancorp, Inc. (Banks)		25,682	2,305,216
Equitable Holdings, Inc. (Financial Services)		57,411	2,990,539
Essent Group Ltd. (Financial Services)		19,454	1,122,885
Euronet Worldwide, Inc. (Financial Services)	(a)	7,650	817,403
Evercore, Inc. Class A (Capital Markets)		6,559	1,309,963
Federated Hermes, Inc. (Capital Markets)		14,434	588,474
Fidelity National Financial, Inc. (Insurance)		48,159	3,134,188
First American Financial Corp. (Insurance)		19,082	1,252,352
First Financial Bankshares, Inc. (Banks)		23,827	855,866
First Horizon Corp. (Banks)		97,073	1,885,158
FirstCash Holdings, Inc. (Consumer Finance)		7,214	867,988
Flagstar Financial, Inc. (Banks)		56,138	652,324
FNB Corp. (Banks)		66,619	896,026
Glacier Bancorp, Inc. (Banks)		21,008	928,974
Hamilton Lane, Inc. Class A (Capital Markets)		8,028	1,193,523
Hancock Whitney Corp. (Banks)		15,943	836,210
Hanover Insurance Group, Inc. / The (Insurance)		6,675	1,161,116
Home BancShares, Inc. (Banks)		34,250	968,248
Houlihan Lokey, Inc. (Capital Markets)		10,009	1,616,454
Interactive Brokers Group, Inc. Class A (Capital Markets)		20,170	3,339,950
International Bancshares Corp. (Banks)		9,910	624,925
Janus Henderson Group PLC (Capital Markets)		23,564	851,839
Jefferies Financial Group, Inc. (Capital Markets)		30,162	1,615,778
Kemper Corp. (Insurance)		11,128	743,907
Kinsale Capital Group, Inc. (Insurance)		4,099	1,995,024
MGIC Investment Corp. (Financial Services)		46,026	1,140,524
Morningstar, Inc. (Capital Markets)		5,005	1,500,849
Old National Bancorp (Banks)		59,093	1,252,181
Common Stocks (Continued)		Shares	Value
Financials (continued)
Old Republic International Corp. (Insurance)		43,215	$1,694,892
Pinnacle Financial Partners, Inc. (Banks)		14,177	1,503,329
Primerica, Inc. (Insurance)		6,182	1,758,964
Prosperity Bancshares, Inc. (Banks)		17,650	1,259,681
Reinsurance Group of America, Inc. (Insurance)		12,203	2,402,771
RenaissanceRe Holdings Ltd. (Insurance)		9,124	2,189,760
RLI Corp. (Insurance)		15,449	1,241,018
Ryan Specialty Holdings, Inc. (Insurance)		19,711	1,456,052
SEI Investments Co. (Capital Markets)		17,858	1,386,317
Selective Insurance Group, Inc. (Insurance)		11,264	1,031,107
Shift4 Payments, Inc. Class A (Financial Services)	(a)	12,720	1,039,351
SLM Corp. (Consumer Finance)		38,993	1,145,224
SouthState Corp. (Banks)		18,188	1,688,210
Starwood Property Trust, Inc. (Mortgage REIT)		59,338	1,173,112
Stifel Financial Corp. (Capital Markets)		18,928	1,784,153
Synovus Financial Corp. (Banks)		26,151	1,222,298
Texas Capital Bancshares, Inc. (Banks)	(a)	8,529	637,116
UMB Financial Corp. (Banks)		12,608	1,274,669
United Bankshares, Inc. (Banks)		26,447	916,917
Unum Group (Insurance)		30,440	2,479,642
Valley National Bancorp (Banks)		87,989	782,222
Voya Financial, Inc. (Financial Services)		17,825	1,207,822
Webster Financial Corp. (Banks)		31,751	1,636,764
Western Alliance Bancorp (Banks)		20,205	1,552,350
Western Union Co. / The (Financial Services)		62,597	662,276
WEX, Inc. (Financial Services)	(a)	6,467	1,015,448
Wintrust Financial Corp. (Banks)		12,318	1,385,282
Zions Bancorp N.A. (Banks)		27,393	1,365,815
			95,028,047
Health Care–9.0%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	17,207	521,716
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	6,067	561,986
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	126,141	2,044,746
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	35,306	2,495,781
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	3,570	869,509
Bruker Corp. (Life Sciences Tools & Svs.)		20,501	855,712
Chemed Corp. (Health Care Providers & Svs.)		2,776	1,708,128
Cytokinetics, Inc. (Biotechnology)	(a)	21,863	878,674
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		36,825	550,166
Doximity, Inc. Class A (Health Care Technology)	(a)	24,732	1,435,198
Encompass Health Corp. (Health Care Providers & Svs.)		18,665	1,890,391
Ensign Group, Inc. / The (Health Care Providers & Svs.)		10,563	1,366,852
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	31,898	550,559
Exelixis, Inc. (Biotechnology)	(a)	51,849	1,914,265
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	21,071	1,542,397
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	9,307	591,460
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	23,569	1,503,938
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	16,055	1,418,780
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	35,419	1,046,631
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	29,344	2,328,153
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	11,200	1,390,480
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	12,880	1,257,088
LivaNova PLC (Health Care Equip. & Supplies)	(a)	10,060	395,157
Masimo Corp. (Health Care Equip. & Supplies)	(a)	8,233	1,371,618
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,628	1,410,105
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	18,471	2,042,893
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	31,527	1,101,869

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	7,110	$1,901,285
Perrigo Co. PLC (Pharmaceuticals)		25,274	708,683
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	9,653	1,228,248
Roivant Sciences Ltd. (Biotechnology)	(a)	77,991	786,929
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	17,696	1,129,359
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	28,335	330,386
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	17,617	2,369,487
United Therapeutics Corp. (Biotechnology)	(a)	8,271	2,549,701
			46,048,330
Industrials–20.7%
AAON, Inc. (Building Products)		12,498	976,469
Acuity, Inc. (Electrical Equip.)		5,680	1,495,828
Advanced Drainage Systems, Inc. (Building Products)		13,078	1,420,925
AECOM (Construction & Engineering)		24,582	2,279,489
AGCO Corp. (Machinery)		11,477	1,062,426
Alaska Air Group, Inc. (Passenger Airlines)	(a)	22,801	1,122,265
American Airlines Group, Inc. (Passenger Airlines)	(a)	121,817	1,285,169
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		7,109	1,601,942
Avis Budget Group, Inc. (Ground Transportation)	(a)	3,125	237,187
Brink's Co. / The (Commercial Svs. & Supplies)		8,085	696,604
BWX Technologies, Inc. (Aerospace & Defense)		16,940	1,671,131
CACI International, Inc. Class A (Professional Svs.)	(a)	4,153	1,523,819
Carlisle Cos., Inc. (Building Products)		8,236	2,804,358
Chart Industries, Inc. (Machinery)	(a)	7,790	1,124,564
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	9,386	1,849,981
CNH Industrial N.V. (Machinery)		161,966	1,988,942
Comfort Systems U.S.A., Inc. (Construction & Engineering)		6,573	2,118,675
Concentrix Corp. (Professional Svs.)		8,580	477,391
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	35,233	1,702,106
Crane Co. (Machinery)		9,012	1,380,458
Curtiss-Wright Corp. (Aerospace & Defense)		6,976	2,213,275
Donaldson Co., Inc. (Machinery)		22,124	1,483,635
EMCOR Group, Inc. (Construction & Engineering)		8,522	3,149,987
EnerSys (Electrical Equip.)		7,304	668,900
Esab Corp. (Machinery)		10,526	1,226,279
ExlService Holdings, Inc. (Professional Svs.)	(a)	29,804	1,407,047
Exponent, Inc. (Professional Svs.)		9,404	762,288
Flowserve Corp. (Machinery)		24,338	1,188,668
Fluor Corp. (Construction & Engineering)	(a)	31,774	1,138,145
Fortune Brands Innovations, Inc. (Building Products)		23,013	1,401,031
FTI Consulting, Inc. (Professional Svs.)	(a)	6,544	1,073,739
GATX Corp. (Trading Companies & Distributors)		6,584	1,022,298
Genpact Ltd. (Professional Svs.)		29,768	1,499,712
Graco, Inc. (Machinery)		31,280	2,612,193
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	22,137	865,114
Hexcel Corp. (Aerospace & Defense)		15,030	823,043
Insperity, Inc. (Professional Svs.)		6,556	584,992
ITT, Inc. (Machinery)		15,080	1,947,733
KBR, Inc. (Professional Svs.)		24,684	1,229,510
Kirby Corp. (Marine Transportation)	(a)	10,634	1,074,140
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		29,991	1,304,309
Landstar System, Inc. (Ground Transportation)		6,542	982,608
Lincoln Electric Holdings, Inc. (Machinery)		10,453	1,977,289
ManpowerGroup, Inc. (Professional Svs.)		8,695	503,267
MasTec, Inc. (Construction & Engineering)	(a)	11,405	1,331,078
Maximus, Inc. (Professional Svs.)		10,485	714,972
Middleby Corp. / The (Machinery)	(a)	9,965	1,514,481
MSA Safety, Inc. (Commercial Svs. & Supplies)		7,272	1,066,730
Common Stocks (Continued)		Shares	Value
Industrials (continued)
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		8,278	$642,952
Mueller Industries, Inc. (Machinery)		21,070	1,604,270
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	26,623	1,121,893
nVent Electric PLC (Electrical Equip.)		30,533	1,600,540
Oshkosh Corp. (Machinery)		12,053	1,133,946
Owens Corning (Building Products)		15,892	2,269,695
Parsons Corp. (Professional Svs.)	(a)	8,656	512,522
Paylocity Holding Corp. (Professional Svs.)	(a)	8,076	1,512,958
RB Global, Inc. (Commercial Svs. & Supplies)		34,164	3,426,649
RBC Bearings, Inc. (Machinery)	(a)	5,793	1,864,014
Regal Rexnord Corp. (Electrical Equip.)		12,269	1,396,826
Ryder System, Inc. (Ground Transportation)		7,796	1,121,143
Saia, Inc. (Ground Transportation)	(a)	4,927	1,721,642
Science Applications International Corp. (Professional Svs.)		9,056	1,016,717
Sensata Technologies Holding PLC (Electrical Equip.)		27,708	672,473
Simpson Manufacturing Co., Inc. (Building Products)		7,811	1,226,952
Terex Corp. (Machinery)		12,310	465,072
Tetra Tech, Inc. (Commercial Svs. & Supplies)		49,655	1,452,409
Timken Co. / The (Machinery)		11,820	849,503
Toro Co. / The (Machinery)		18,641	1,356,133
Trex Co., Inc. (Building Products)	(a)	19,849	1,153,227
UFP Industries, Inc. (Building Products)		11,250	1,204,200
Valmont Industries, Inc. (Construction & Engineering)		3,712	1,059,293
Watsco, Inc. (Trading Companies & Distributors)		6,452	3,279,552
Watts Water Technologies, Inc. Class A (Machinery)		5,070	1,033,874
WESCO International, Inc. (Trading Companies & Distributors)		8,226	1,277,498
Woodward, Inc. (Aerospace & Defense)		10,997	2,006,842
XPO, Inc. (Ground Transportation)	(a)	21,720	2,336,638
			105,905,625
Information Technology–9.8%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	24,218	608,598
Amkor Technology, Inc. (Semiconductors & Equip.)		21,017	379,567
Appfolio, Inc. Class A (Software)	(a)	4,306	946,889
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,665	1,003,517
ASGN, Inc. (IT Svs.)	(a)	8,188	516,008
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		16,025	770,642
Belden, Inc. (Electronic Equip., Instr. & Comp.)		7,460	747,865
BILL Holdings, Inc. (Software)	(a)	17,375	797,339
Blackbaud, Inc. (Software)	(a)	7,046	437,204
Ciena Corp. (Communications Equip.)	(a)	26,328	1,591,001
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	9,845	981,103
Cognex Corp. (Electronic Equip., Instr. & Comp.)		31,484	939,168
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	28,708	1,864,298
Commvault Systems, Inc. (Software)	(a)	8,151	1,285,902
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		9,109	468,203
Docusign, Inc. (Software)	(a)	37,426	3,046,476
Dolby Laboratories, Inc. Class A (Software)		11,339	910,635
Dropbox, Inc. Class A (Software)	(a)	40,097	1,070,991
Dynatrace, Inc. (Software)	(a)	55,456	2,614,750
Entegris, Inc. (Semiconductors & Equip.)		27,997	2,449,178
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	6,667	1,316,799
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	70,972	2,347,754
Guidewire Software, Inc. (Software)	(a)	15,472	2,898,834
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,887	308,565
Kyndryl Holdings, Inc. (IT Svs.)	(a)	43,108	1,353,591
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	25,560	1,340,622
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,597	904,414

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Lumentum Holdings, Inc. (Communications Equip.)	(a)	12,820	$799,199
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	11,017	1,105,886
Manhattan Associates, Inc. (Software)	(a)	11,324	1,959,505
MKS Instruments, Inc. (Semiconductors & Equip.)		12,467	999,230
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,655	850,975
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	9,150	1,110,261
Power Integrations, Inc. (Semiconductors & Equip.)		10,547	532,624
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	57,415	2,541,762
Qualys, Inc. (Software)	(a)	6,778	853,554
Rambus, Inc. (Semiconductors & Equip.)	(a)	19,744	1,022,246
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,013	676,883
Synaptics, Inc. (Semiconductors & Equip.)	(a)	7,260	462,607
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		13,957	1,450,970
Universal Display Corp. (Semiconductors & Equip.)		8,177	1,140,528
Vontier Corp. (Electronic Equip., Instr. & Comp.)		27,538	904,623
			50,310,766
Materials–6.5%
Alcoa Corp. (Metals & Mining)		47,862	1,459,791
AptarGroup, Inc. (Containers & Packaging)		12,319	1,827,893
Ashland, Inc. (Chemicals)		8,741	518,254
ATI, Inc. (Metals & Mining)	(a)	26,425	1,374,893
Avient Corp. (Chemicals)		16,926	628,970
Axalta Coating Systems Ltd. (Chemicals)	(a)	40,412	1,340,466
Berry Global Group, Inc. (Containers & Packaging)		21,453	1,497,634
Cabot Corp. (Chemicals)		10,044	835,058
Carpenter Technology Corp. (Metals & Mining)		9,253	1,676,459
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	89,675	737,129
Commercial Metals Co. (Metals & Mining)		21,053	968,649
Crown Holdings, Inc. (Containers & Packaging)		21,686	1,935,692
Eagle Materials, Inc. (Construction Materials)		6,167	1,368,642
Graphic Packaging Holding Co. (Containers & Packaging)		55,617	1,443,817
Greif, Inc. Class A (Containers & Packaging)		4,784	263,072
Knife River Corp. (Construction Materials)	(a)	10,488	946,122
Louisiana-Pacific Corp. (Paper & Forest Products)		11,581	1,065,220
NewMarket Corp. (Chemicals)		1,412	799,827
Olin Corp. (Chemicals)		21,434	519,560
Reliance, Inc. (Metals & Mining)		10,026	2,895,008
Royal Gold, Inc. (Metals & Mining)		12,182	1,991,879
RPM International, Inc. (Chemicals)		23,818	2,755,266
Scotts Miracle-Gro Co. / The (Chemicals)		7,985	438,297
Silgan Holdings, Inc. (Containers & Packaging)		15,037	768,691
Sonoco Products Co. (Containers & Packaging)		18,203	859,910
United States Steel Corp. (Metals & Mining)		41,714	1,762,834
Westlake Corp. (Chemicals)		6,199	620,086
			33,299,119
Real Estate–7.4%
Agree Realty Corp. (Retail REITs)		19,828	1,530,523
American Homes 4 Rent Class A (Residential REITs)		58,769	2,222,056
Brixmor Property Group, Inc. (Retail REITs)		56,676	1,504,748
COPT Defense Properties (Office REITs)		20,836	568,198
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Cousins Properties, Inc. (Office REITs)		31,060	$916,270
CubeSmart (Specialized REITs)		41,896	1,789,378
EastGroup Properties, Inc. (Industrial REITs)		9,622	1,694,915
EPR Properties (Specialized REITs)		14,030	738,118
Equity LifeStyle Properties, Inc. (Residential REITs)		35,394	2,360,780
First Industrial Realty Trust, Inc. (Industrial REITs)		24,527	1,323,477
Gaming & Leisure Properties, Inc. (Specialized REITs)		50,833	2,587,400
Healthcare Realty Trust, Inc. (Health Care REITs)		65,652	1,109,519
Independence Realty Trust, Inc. (Residential REITs)		42,695	906,415
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	8,789	2,178,881
Kilroy Realty Corp. (Office REITs)		19,697	645,274
Kite Realty Group Trust (Retail REITs)		40,695	910,347
Lamar Advertising Co. Class A (Specialized REITs)		16,291	1,853,590
National Storage Affiliates Trust (Specialized REITs)		12,991	511,845
NNN REIT, Inc. (Retail REITs)		34,745	1,481,874
Omega Healthcare Investors, Inc. (Health Care REITs)		52,212	1,988,233
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		38,237	408,371
PotlatchDeltic Corp. (Specialized REITs)		13,282	599,284
Rayonier, Inc. (Specialized REITs)		26,033	725,800
Rexford Industrial Realty, Inc. (Industrial REITs)		42,154	1,650,329
Sabra Health Care REIT, Inc. (Health Care REITs)		43,829	765,693
STAG Industrial, Inc. (Industrial REITs)		34,562	1,248,379
Vornado Realty Trust (Office REITs)		30,759	1,137,775
W.P. Carey, Inc. (Diversified REITs)		40,543	2,558,669
			37,916,141
Utilities–3.0%
ALLETE, Inc. (Electric Utilities)		10,727	704,764
Black Hills Corp. (Multi-Utilities)		13,268	804,704
Essential Utilities, Inc. (Water Utilities)		46,804	1,850,162
IDACORP, Inc. (Electric Utilities)		9,869	1,146,975
National Fuel Gas Co. (Gas Utilities)		16,770	1,328,016
New Jersey Resources Corp. (Gas Utilities)		18,580	911,535
Northwestern Energy Group, Inc. (Multi-Utilities)		11,361	657,461
OGE Energy Corp. (Electric Utilities)		37,227	1,710,953
ONE Gas, Inc. (Gas Utilities)		10,496	793,393
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		10,647	753,488
Portland General Electric Co. (Electric Utilities)		20,258	903,507
Southwest Gas Holdings, Inc. (Gas Utilities)		11,165	801,647
Spire, Inc. (Gas Utilities)		10,810	845,882
TXNM Energy, Inc. (Electric Utilities)		16,710	893,651
UGI Corp. (Gas Utilities)		39,796	1,316,054
			15,422,192
Total Common Stocks (Cost $460,503,281)			$506,038,090

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	05/29/2025	$222,000	$220,484
Total U.S. Treasury Obligations (Cost $220,496)					$220,484
Total Investments – 98.8% (Cost $460,723,777)				(c)	$506,258,574
Other Assets in Excess of Liabilities – 1.2%					6,035,952
Net Assets – 100.0%					$512,294,526

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged as collateral for the futures contracts outstanding at March 31, 2025.  The value of securities pledged totaled $220,484.  See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	9	June 20, 2025	$2,674,310	$2,644,740	$(29,570)	$4,321
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–97.7%		Shares	Value
Communication Services–12.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)		49,285	$7,621,432
Alphabet, Inc. Class C (Interactive Media & Svs.)		73,660	11,507,902
Comcast Corp. Class A (Media)		62,170	2,294,073
Electronic Arts, Inc. (Entertainment)		6,394	924,061
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		35,058	20,206,029
Netflix, Inc. (Entertainment)	(a)	7,926	7,391,233
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	49,085	1,521,635
ROBLOX Corp. Class A (Entertainment)	(a)	14,428	841,008
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	85,155	741,700
			53,049,073
Consumer Discretionary–14.4%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,708	1,279,178
Amazon.com, Inc. (Broadline Retail)	(a)	103,583	19,707,702
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		1,576	7,260,490
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,352	598,407
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	23,753	4,341,336
Garmin Ltd. (Household Durables)		4,216	915,420
Home Depot, Inc. / The (Specialty Retail)		17,123	6,275,408
MercadoLibre, Inc. (Broadline Retail)	(a)	1,104	2,153,760
NVR, Inc. (Household Durables)	(a)	82	594,040
Tesla, Inc. (Automobiles)	(a)	43,516	11,277,607
TJX Cos., Inc. / The (Specialty Retail)		41,389	5,041,180
			59,444,528
Consumer Staples–3.4%
Coca-Cola Co. / The (Beverages)		13,121	939,726
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		10,411	9,846,516
Walmart, Inc. (Consumer Staples Distribution & Retail)		34,674	3,044,030
			13,830,272
Energy–0.2%
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		3,246	650,725
Financials–7.4%
American Express Co. (Consumer Finance)		2,709	728,857
Charles Schwab Corp. / The (Capital Markets)		11,548	903,977
Mastercard, Inc. Class A (Financial Services)		11,340	6,215,681
Moody's Corp. (Capital Markets)		5,600	2,607,864
Morgan Stanley (Capital Markets)		12,895	1,504,460
Progressive Corp. / The (Insurance)		15,574	4,407,598
S&P Global, Inc. (Capital Markets)		7,354	3,736,567
Visa, Inc. (Financial Services)		30,183	10,577,934
			30,682,938
Health Care–7.9%
AbbVie, Inc. (Biotechnology)		4,707	986,211
Amgen, Inc. (Biotechnology)		2,245	699,430
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	18,738	1,890,289
Eli Lilly & Co. (Pharmaceuticals)		15,460	12,768,569
Gilead Sciences, Inc. (Biotechnology)		8,269	926,541
HCA Healthcare, Inc. (Health Care Providers & Svs.)		3,300	1,140,315
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,442	2,695,259
Merck & Co., Inc. (Pharmaceuticals)		53,773	4,826,664
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Natera, Inc. (Biotechnology)	(a)	4,043	$571,721
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	14,459	1,599,165
Stryker Corp. (Health Care Equip. & Supplies)		4,640	1,727,240
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3,583	1,782,901
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,270	1,188,913
			32,803,218
Industrials–4.9%
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	916	481,770
Cintas Corp. (Commercial Svs. & Supplies)		32,028	6,582,715
Comfort Systems U.S.A., Inc. (Construction & Engineering)		6,123	1,973,627
Eaton Corp. PLC (Electrical Equip.)		3,770	1,024,799
MasTec, Inc. (Construction & Engineering)	(a)	5,321	621,014
Northrop Grumman Corp. (Aerospace & Defense)		2,358	1,207,319
Parker-Hannifin Corp. (Machinery)		6,520	3,963,182
Trane Technologies PLC (Building Products)		4,576	1,541,746
Uber Technologies, Inc. (Ground Transportation)	(a)	39,104	2,849,117
			20,245,289
Information Technology–45.6%
Accenture PLC Class A (IT Svs.)		9,418	2,938,793
Adobe, Inc. (Software)	(a)	11,925	4,573,595
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	68,769	7,065,327
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		58,515	3,837,999
Apple, Inc. (Tech. Hardware, Storage & Periph.)		169,466	37,643,483
Applied Materials, Inc. (Semiconductors & Equip.)		13,184	1,913,262
AppLovin Corp. Class A (Software)	(a)	5,058	1,340,218
Arista Networks, Inc. (Communications Equip.)	(a)	11,273	873,432
Atlassian Corp. Class A (Software)	(a)	3,461	734,459
Autodesk, Inc. (Software)	(a)	4,440	1,162,392
Broadcom, Inc. (Semiconductors & Equip.)		98,942	16,565,859
Cadence Design Systems, Inc. (Software)	(a)	6,993	1,778,530
Datadog, Inc. Class A (Software)	(a)	5,433	539,008
Elastic N.V. (Software)	(a)	6,548	583,427
Fair Isaac Corp. (Software)	(a)	736	1,357,302
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	15,360	508,109
Fortinet, Inc. (Software)	(a)	39,802	3,831,340
Intuit, Inc. (Software)		2,968	1,822,322
Lam Research Corp. (Semiconductors & Equip.)		61,620	4,479,774
Marvell Technology, Inc. (Semiconductors & Equip.)		21,799	1,342,164
Microsoft Corp. (Software)		97,240	36,502,924
Motorola Solutions, Inc. (Communications Equip.)		8,507	3,724,450
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		13,080	1,148,947
NVIDIA Corp. (Semiconductors & Equip.)		251,395	27,246,190
Oracle Corp. (Software)		19,782	2,765,721
Palantir Technologies, Inc. Class A (Software)	(a)	29,750	2,510,900
Palo Alto Networks, Inc. (Software)	(a)	11,224	1,915,263
QUALCOMM, Inc. (Semiconductors & Equip.)		27,344	4,200,312
Rambus, Inc. (Semiconductors & Equip.)	(a)	9,346	483,889
SailPoint, Inc. (Software)	(a)	5,744	107,700
Salesforce, Inc. (Software)		20,611	5,531,168
ServiceNow, Inc. (Software)	(a)	7,290	5,803,861
Synopsys, Inc. (Software)	(a)	3,206	1,374,893
			188,207,013

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials–0.7%
Freeport-McMoRan, Inc. (Metals & Mining)		18,423	$697,495
Packaging Corp. of America (Containers & Packaging)		11,411	2,259,606
			2,957,101
Real Estate–0.3%
Iron Mountain, Inc. (Specialized REITs)		6,262	538,783
Simon Property Group, Inc. (Retail REITs)		4,240	704,179
			1,242,962
Total Common Stocks (Cost $377,107,139)			$403,113,119
Total Investments – 97.7% (Cost $377,107,139)	(b)		$403,113,119
Other Assets in Excess of Liabilities – 2.3%	(c)		9,458,321
Net Assets – 100.0%			$412,571,440

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	20	June 20, 2025	$7,998,558	$7,775,799	$(222,759)	$(7,000)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Exchange Traded Funds–63.8%	Shares	Value
Invesco QQQ Trust Series 1 ETF	66,000	$30,948,720
iShares Core S&P 500 ETF	407,000	228,693,300
iShares Core S&P Mid-Cap ETF	1,400,000	81,690,000
iShares Core S&P Small-Cap ETF	202,000	21,123,140
iShares Core S&P Total U.S. Stock Market ETF	77,000	9,394,770
iShares Core U.S. Aggregate Bond ETF	10	989
iShares MBS ETF	548,000	51,391,440
Vanguard Intermediate-Term Corporate Bond ETF	625,000	51,100,000
Vanguard Intermediate-Term Treasury ETF	865,000	51,381,000
Vanguard S&P 500 ETF	444,000	228,176,040
Vanguard Total Stock Market ETF	34,000	9,344,560
Total Exchange Traded Funds (Cost $801,010,222)		$763,243,959

U.S. Treasury Obligations–21.3%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	4.000%	11/15/2042	$4,422,000	$4,125,070
U.S. Treasury Bond	2.250%	02/15/2052	14,868,400	9,379,870
U.S. Treasury Bond	4.125%	08/15/2053	9,642,900	8,885,782
U.S. Treasury Bond	4.250%	02/15/2054	2,064,600	1,945,240
U.S. Treasury Bond	4.625%	05/15/2054	5,320,400	5,337,650
U.S. Treasury Inflation Indexed Bond	0.250%	07/15/2029	7,229,946	6,924,849
U.S. Treasury Note	4.125%	10/31/2026	9,446,700	9,470,317
U.S. Treasury Note	4.125%	07/31/2028	17,700,400	17,825,547
U.S. Treasury Note	4.875%	10/31/2028	3,607,400	3,722,245
U.S. Treasury Note	4.625%	04/30/2029	7,425,400	7,618,866
U.S. Treasury Note	4.250%	06/30/2029	39,242,500	39,720,768
U.S. Treasury Note	1.875%	02/15/2032	35,000,000	30,392,578
U.S. Treasury Note	3.375%	05/15/2033	26,500,000	25,101,504
U.S. Treasury Note	3.875%	08/15/2033	18,238,000	17,874,665
U.S. Treasury Note	4.000%	02/15/2034	34,000,000	33,537,812
U.S. Treasury Note	3.250%	05/15/2042	23,856,400	20,157,726
U.S. Treasury Note	3.875%	05/15/2043	5,624,900	5,134,479
U.S. Treasury Note	4.375%	08/15/2043	2,998,200	2,921,840
U.S. Treasury Note	4.750%	11/15/2043	4,140,100	4,229,533
Total U.S. Treasury Obligations (Cost $262,624,160)				$254,306,341

Corporate Bonds–8.3%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–1.0%
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	$1,302,000	$1,304,734
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,145,000	943,644
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	1,539,000	1,510,527
Jaguar Land Rover Automotive PLC (Automobiles)	(a)	5.500%	07/15/2029	1,227,000	1,195,698
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	1,264,000	1,264,214
Mattel, Inc. (Leisure Products)	(a)	5.875%	12/15/2027	1,578,000	1,582,077
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	1,700,000	1,577,814
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,124,948
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	987,328
					11,490,984
Consumer Staples–0.5%
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,806,765
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,123,000	1,049,431
Cargill, Inc. (Food Products)	(a)	2.125%	04/23/2030	1,301,000	1,159,285
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	1,376,000	1,356,684
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	939,158
					6,311,323
Energy–1.2%
APA Corp. (Oil, Gas & Consumable Fuels)	(a)	4.250%	01/15/2030	1,850,000	1,758,948
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	05/15/2030	2,000,000	1,996,835
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	1,132,000	1,140,725
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.600%	09/01/2034	1,183,000	1,185,047
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,014,794
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	1,224,000	1,118,030
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,796,943
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.700%	09/15/2034	1,189,000	1,200,864

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	$848,000	$916,091
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5.550%	08/15/2035	1,500,000	1,497,912
					14,626,189
Financials–3.1%
American Express Co. (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 100) (Consumer Finance)	(b)	5.098%	02/16/2028	1,190,000	1,204,223
Aviation Capital Group LLC (Financial Services)	(a)	1.950%	09/20/2026	2,008,000	1,928,536
Banco Santander SA (Rate is fixed until 03/24/2027, at which point, the rate becomes H15T1Y + 200) (Banks)	(b)	4.175%	03/24/2028	1,800,000	1,781,856
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	1,441,000	1,294,291
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	1,982,865
Capital One Financial Corp. (Rate is fixed until 03/01/2029, at which point, the rate becomes SOFR + 179) (Consumer Finance)	(b)	3.273%	03/01/2030	1,651,000	1,547,799
Caterpillar Financial Services Corp. (Consumer Finance)		4.450%	10/16/2026	1,184,000	1,188,934
Citigroup, Inc. (Rate is fixed until 09/19/2029, at which point, the rate becomes SOFR + 134) (Banks)	(b)	4.542%	09/19/2030	1,191,000	1,174,939
Cooperatieve Rabobank UA (Rate is fixed until 02/28/2028, at which point, the rate becomes H15T1Y + 140) (Banks)	(a)(b)	5.564%	02/28/2029	1,027,000	1,050,834
Danske Bank A/S (Rate is fixed until 04/01/2027, at which point, the rate becomes H15T1Y + 175) (Banks)	(a)(b)	4.298%	04/01/2028	1,829,000	1,815,878
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,209,982
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 128) (Capital Markets)	(b)	2.615%	04/22/2032	1,344,000	1,173,505
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2030	2,500,000	2,517,267
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(b)	2.963%	01/25/2033	1,682,000	1,484,773
Lloyds Banking Group PLC (Rate is fixed until 11/15/2032, at which point, the rate becomes H15T1Y + 375) (Banks)	(b)	7.953%	11/15/2033	1,217,000	1,385,345
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,506,167
Mastercard, Inc. (Financial Services)		3.350%	03/26/2030	1,713,000	1,629,772
Morgan Stanley Bank N.A. (Rate is fixed until 05/26/2027, at which point, the rate becomes SOFR + 87) (Capital Markets)	(b)	5.504%	05/26/2028	1,169,000	1,190,576
Nationwide Building Society (Financial Services)	(a)	4.000%	09/14/2026	1,299,000	1,282,883
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	1,330,000	1,160,575
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,342,706
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, at which point, the rate becomes SOFR + 122) (Banks)	(b)	2.469%	01/11/2028	1,374,000	1,320,417
Sixth Street Lending Partners (Capital Markets)	(a)	6.125%	07/15/2030	1,500,000	1,509,718
Societe Generale SA (Rate is fixed until 01/19/2027, at which point, the rate becomes H15T1Y + 150) (Banks)	(a)(b)	5.519%	01/19/2028	1,196,000	1,207,770
UBS Group AG (Rate is fixed until 06/05/2025, at which point, the rate becomes SOFR + 204) (Capital Markets)	(a)(b)	2.193%	06/05/2026	1,445,000	1,438,213
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(b)	5.574%	07/25/2029	1,007,000	1,034,379
					37,364,203
Health Care–0.4%
AbbVie, Inc. (Biotechnology)		3.600%	05/14/2025	1,489,000	1,487,136
HCA, Inc. (Health Care Providers & Svs.)		5.500%	03/01/2032	2,000,000	2,019,418
Roche Holdings, Inc. (Pharmaceuticals)	(a)	4.203%	09/09/2029	1,182,000	1,175,477
					4,682,031
Industrials–0.2%
Cummins, Inc. (Machinery)		5.150%	02/20/2034	1,180,000	1,199,480
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,801,000	1,540,462
					2,739,942
Information Technology–1.0%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		1.250%	08/20/2030	1,070,000	916,888
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,172,929
Infor LLC (Software)	(a)	1.750%	07/15/2025	1,696,000	1,678,777
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,965,123
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,649,979
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	924,799
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3.000%	06/01/2031	1,331,000	1,149,632
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	2,792,000	2,520,441
					11,978,568

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials–0.5%
BHP Billiton Finance U.S.A. Ltd. (Metals & Mining)		5.300%	02/21/2035	$2,000,000	$2,017,195
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	1,000,000	1,028,130
Steel Dynamics, Inc. (Metals & Mining)		5.250%	05/15/2035	2,500,000	2,476,147
					5,521,472
Real Estate–0.4%
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,397,053
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,580,000
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,270,638
Simon Property Group LP (Retail REITs)		4.750%	09/26/2034	683,000	655,362
					4,903,053
Total Corporate Bonds (Cost $99,272,112)					$99,617,765

Asset-Backed / Mortgage-Backed Securities–2.6%		Rate	Maturity	Face Amount	Value
Financials–2.6%
Affirm Asset Securitization Trust 2023-B A	(a)	6.820%	09/15/2028	$1,400,000	$1,410,739
Ballyrock CLO 17 Ltd. 2021-17A A1A	(a)	TSFR3M + 141	10/20/2034	1,000,000	1,000,294
Carvana Auto Receivables Trust 2024-P3 A2		4.610%	11/10/2027	749,132	749,094
Connecticut Avenue Securities Trust 2023-R02 1M1	(a)	SOFR30A + 230	01/25/2043	1,116,206	1,139,217
Connecticut Avenue Securities Trust 2023-R03 2M1	(a)	SOFR30A + 250	04/25/2043	1,033,987	1,047,563
Elmwood CLO 15 Ltd. 2022-2A A1	(a)	TSFR3M + 134	04/22/2035	1,145,062	1,144,489
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2	(a)	SOFR30A + 200	11/25/2041	1,000,000	1,003,750
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(a)	SOFR30A + 305	01/25/2034	1,000,000	1,057,500
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(a)	SOFR30A + 210	09/25/2041	1,000,000	1,005,630
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(a)	SOFR30A + 235	12/25/2041	1,046,349	1,055,505
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B	(a)	SOFR30A + 185	01/25/2042	1,600,000	1,604,000
Freddie Mac STACR REMIC Trust 2022-DNA2 M1B	(a)	SOFR30A + 240	02/25/2042	1,437,266	1,461,998
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(a)	SOFR30A + 290	04/25/2042	1,600,000	1,644,825
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(a)	SOFR30A + 335	05/25/2042	1,621,038	1,683,309
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(a)	SOFR30A + 450	06/25/2042	1,331,433	1,413,822
Freddie Mac STACR REMIC Trust 2022-HQA2 M1A	(a)	SOFR30A + 265	07/25/2042	970,720	990,134
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A	(a)	SOFR30A + 230	08/25/2042	1,034,119	1,052,843
Freddie Mac STACR REMIC Trust 2023-DNA2 M1A	(a)	SOFR30A + 210	04/25/2043	1,226,594	1,243,237
Freddie Mac STACR REMIC Trust 2023-HQA2 M1B	(a)	SOFR30A + 335	06/25/2043	1,200,000	1,253,907
Freddie Mac STACR REMIC Trust 2024-HQA2 M1	(a)	SOFR30A + 120	08/25/2044	968,439	966,477
Invesco CLO 2021-1A A1	(a)	TSFR3M + 126	04/15/2034	1,700,000	1,698,334
Kings Park CLO Ltd. 2021-1A A	(a)	TSFR3M + 139	01/21/2035	1,518,568	1,518,304
NMEF Funding 2024-A A2	(a)	5.150%	12/15/2031	970,126	972,480
Onemain Direct Auto Receivables Trust 2022-1A C	(a)	5.310%	06/14/2029	1,100,000	1,098,610
Pagaya AI Debt Grantor Trust 2024-9 B	(a)	5.306%	03/15/2032	1,158,623	1,159,699
Research-Driven Pagaya Motor Asset Trust 2023-4A A	(a)	7.540%	03/25/2032	763,802	772,175
Total Asset-Backed / Mortgage-Backed Securities (Cost $30,227,366)					$31,147,935

U.S. Government Agency Mortgage-Backed Securities–0.7%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN MA4492	2.000%	12/01/2051	$5,615,179	$4,477,073
Freddie Mac Pool FR SD8213	3.000%	05/01/2052	2,606,005	2,260,787
Ginnie Mae II Pool G2 MA8801	5.500%	04/20/2053	1,947,198	1,956,854
Total U.S. Government Agency Mortgage-Backed Securities (Cost $8,594,880)				$8,694,714

Rights–0.0%		Quantity	Value
Health Care–0.0%
ABIOMED Inc. CVR (Health Care Technology)	(c)	4,357	$4,444
Total Rights (Cost $4,444)			$4,444
Total Investments – 96.7% (Cost $1,201,733,184)	(d)		$1,157,015,158
Other Assets in Excess of Liabilities – 3.3%	(e)		39,031,077
Net Assets – 100.0%			$1,196,046,235

Percentages are stated as a percent of net assets.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Abbreviations:
CLO:	Collateralized Loan Obligation
CVR:	Contingent Value Right
ETF:	Exchange Traded Fund
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 4.030% at 3/31/2025
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.410% at 3/31/2025
SOFR30A:	30 Day Average Secured Overnight Financing Rate ("SOFR"), 4.334% at 3/31/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 4.288% at 3/31/2025

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2025, the value of these securities totaled $56,983,922, or 4.8% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2025.

(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	150	June 18, 2025	$16,633,848	$16,682,813	$48,965	$2,344
CBT 10-Year U.S. Ultra Bond - Long	92	June 18, 2025	10,488,876	10,499,500	10,624	8,625
CBT U.S. Long Bond - Long	348	June 18, 2025	41,042,873	40,813,875	(228,998)	65,250
CME E-mini S&P 500 Index - Long	150	June 20, 2025	42,243,383	42,399,375	155,992	226,875
CBT 2-Year U.S. Treasury Note - Long	160	June 30, 2025	33,067,739	33,147,500	79,761	(1,250)
CBT 5-Year U.S. Treasury Note - Long	840	June 30, 2025	90,445,715	90,851,250	405,535	(26,250)
			$233,922,434	$234,394,313	$471,879	$275,594
Total Futures Contracts			$233,922,434	$234,394,313	$471,879	$275,594
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

U.S. Treasury Obligations–35.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bond		4.000%	11/15/2042	$1,600,000	$1,492,563
U.S. Treasury Bond		2.000%	02/15/2050	3,750,000	2,269,043
U.S. Treasury Bond		1.875%	02/15/2051	3,940,000	2,284,584
U.S. Treasury Bond		4.000%	11/15/2052	2,800,000	2,525,141
U.S. Treasury Bond		4.125%	08/15/2053	5,500,000	5,068,164
U.S. Treasury Bond		4.250%	08/15/2054	23,900,000	22,559,359
U.S. Treasury Note		0.375%	12/31/2025	1,000,000	972,646
U.S. Treasury Note		0.875%	06/30/2026	4,000,000	3,848,906
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,296,313
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,351,250
U.S. Treasury Note		2.500%	03/31/2027	5,900,000	5,743,281
U.S. Treasury Note	(a)	0.500%	04/30/2027	3,200,000	2,984,250
U.S. Treasury Note		2.750%	04/30/2027	12,600,000	12,312,070
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,460,332
U.S. Treasury Note		3.875%	11/30/2027	17,500,000	17,492,480
U.S. Treasury Note		1.250%	03/31/2028	575,000	532,526
U.S. Treasury Note		4.125%	07/31/2028	2,000,000	2,014,141
U.S. Treasury Note		1.375%	12/31/2028	3,650,000	3,330,055
U.S. Treasury Note		4.000%	01/31/2029	11,800,000	11,832,266
U.S. Treasury Note		2.375%	03/31/2029	500,000	471,543
U.S. Treasury Note		3.625%	08/31/2029	6,500,000	6,418,496
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,595,125
U.S. Treasury Note		4.125%	11/30/2029	3,650,000	3,678,230
U.S. Treasury Note		4.375%	12/31/2029	8,300,000	8,450,762
U.S. Treasury Note		4.000%	02/28/2030	7,000,000	7,015,859
U.S. Treasury Note		4.375%	11/30/2030	9,700,000	9,876,949
U.S. Treasury Note		1.125%	02/15/2031	405,000	344,725
U.S. Treasury Note		4.625%	04/30/2031	6,000,000	6,187,969
U.S. Treasury Note		3.750%	08/31/2031	16,750,000	16,456,221
U.S. Treasury Note		4.125%	10/31/2031	8,000,000	8,025,625
U.S. Treasury Note		4.250%	11/15/2034	11,600,000	11,634,438
U.S. Treasury Note		1.375%	11/15/2040	525,000	341,168
U.S. Treasury Note		1.875%	02/15/2041	180,000	126,281
Total U.S. Treasury Obligations (Cost $192,432,794)					$184,992,761

Corporate Bonds–26.8%		Rate	Maturity	Face Amount	Value
Communication Services–1.6%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$750,000	$424,852
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	251,270
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	725,000	705,152
Cars.com, Inc. (Interactive Media & Svs.)	(b)	6.375%	11/01/2028	25,000	24,816
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.000%	02/01/2028	25,000	24,262
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	75,000	68,273
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	100,000	88,613
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	50,000	42,642
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	550,000	522,872
Comcast Corp. (Media)		3.450%	02/01/2050	1,400,000	969,113
CSC Holdings LLC (Media)	(b)	4.125%	12/01/2030	200,000	144,827
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	17,845
DISH DBS Corp. (Media)		5.125%	06/01/2029	25,000	16,311
Gray Media, Inc. (Media)	(b)	5.375%	11/15/2031	25,000	15,606
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	24,309
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	5.000%	12/15/2027	50,000	49,011
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	3.625%	10/01/2031	25,000	21,546
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	630,000	536,364
Meta Platforms, Inc. (Interactive Media & Svs.)		5.550%	08/15/2064	300,000	295,170
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	915,000	774,202
Sinclair Television Group, Inc. (Media)	(b)	5.500%	03/01/2030	25,000	18,500
Sirius XM Radio LLC (Media)	(b)	3.875%	09/01/2031	125,000	107,135
Stagwell Global LLC (Media)	(b)	5.625%	08/15/2029	75,000	71,423
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.050%	07/15/2033	285,000	283,082
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	333,768
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.650%	01/15/2053	260,000	253,632
Univision Communications, Inc. (Media)	(b)	8.000%	08/15/2028	50,000	50,156
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	1,100,000	846,649
Virgin Media Secured Finance PLC (Media)	(b)	5.500%	05/15/2029	200,000	189,428
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	450,000	414,173
Vodafone Group PLC (Wireless Telecom. Svs.)		5.750%	06/28/2054	350,000	334,046

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	$250,000	$223,312
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	525,000	386,955
					8,529,315
Consumer Discretionary–0.9%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	01/15/2028	25,000	24,042
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.125%	06/15/2029	25,000	25,158
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/15/2029	25,000	24,748
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	100,000	90,502
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.000%	04/15/2028	25,000	25,051
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.500%	02/15/2033	25,000	23,408
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	375,000	334,054
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	475,000	427,036
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	900,000	544,439
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	45,344
Belron U.K. Finance PLC (Specialty Retail)	(b)	5.750%	10/15/2029	200,000	198,600
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	25,000	24,460
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	4.750%	06/15/2031	25,000	23,057
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	8.125%	07/01/2027	17,000	17,120
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	25,000	25,343
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.500%	02/15/2032	25,000	24,919
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	10/15/2032	50,000	46,694
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	6.000%	05/01/2029	25,000	24,825
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	7.000%	08/15/2029	25,000	26,150
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	5.750%	03/15/2030	25,000	24,899
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(b)	8.375%	12/01/2031	50,000	51,652
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/01/2027	25,000	24,802
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	04/01/2030	25,000	24,453
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	8.500%	05/15/2027	100,000	100,023
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	6.750%	02/15/2030	50,000	50,477
Dana Financing Luxembourg SARL (Automobile Components)	(b)	5.750%	04/15/2025	12,000	11,969
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	50,000	45,531
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(b)	6.625%	10/15/2029	75,000	57,031
Gap, Inc. / The (Specialty Retail)	(b)	3.625%	10/01/2029	25,000	22,551
Gap, Inc. / The (Specialty Retail)	(b)	3.875%	10/01/2031	25,000	21,565
Group 1 Automotive, Inc. (Specialty Retail)	(b)	6.375%	01/15/2030	25,000	25,054
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	43,825
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.875%	03/15/2033	25,000	24,753
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,040,000	824,333
J.B. Poindexter & Co., Inc. (Automobile Components)	(b)	8.750%	12/15/2031	75,000	77,076
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.125%	11/15/2029	25,000	22,971
LCM Investments Holdings II LLC (Specialty Retail)	(b)	4.875%	05/01/2029	50,000	46,920
LCM Investments Holdings II LLC (Specialty Retail)	(b)	8.250%	08/01/2031	50,000	51,894
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.250%	11/15/2029	50,000	50,685
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	100,000	98,059
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	25,000	23,463
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(b)	8.000%	02/01/2026	100,000	99,995
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	8.125%	01/15/2029	25,000	26,296
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	7.750%	02/15/2029	50,000	52,111
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(b)	6.125%	03/15/2028	25,000	24,920
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(b)	8.000%	08/01/2030	25,000	24,864
Patrick Industries, Inc. (Automobile Components)	(b)	6.375%	11/01/2032	25,000	24,232
Real Hero Merger Sub 2, Inc. (Automobile Components)	(b)	6.250%	02/01/2029	25,000	19,683
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/30/2031	25,000	24,548
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2032	50,000	50,452
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	75,000	75,141
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	50,000	47,366
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/15/2027	25,000	24,741
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	05/15/2031	25,000	25,096
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	25,000	23,945
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	25,000	22,463
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	6.625%	03/15/2032	25,000	24,795
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(b)	5.625%	03/15/2027	25,000	24,826
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	08/15/2028	50,000	47,753
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	7.125%	02/15/2031	50,000	51,743
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2033	25,000	24,348
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	50,000	46,640
					4,484,894

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples–1.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.875%	02/15/2028	$75,000	$74,963
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	6.250%	03/15/2033	25,000	25,244
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(b)	3.800%	01/25/2050	625,000	445,970
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	925,000	677,612
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	1,000,000	798,796
Bacardi-Martini B.V. (Beverages)	(b)	6.000%	02/01/2035	350,000	353,019
BellRing Brands, Inc. (Personal Care Products)	(b)	7.000%	03/15/2030	75,000	77,493
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	569,250
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	688,586
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	550,000	396,876
Dollar General Corp. (Consumer Staples Distribution & Retail)		3.875%	04/15/2027	325,000	320,655
Edgewell Personal Care Co. (Personal Care Products)	(b)	5.500%	06/01/2028	25,000	24,483
Edgewell Personal Care Co. (Personal Care Products)	(b)	4.125%	04/01/2029	25,000	23,144
Energizer Holdings, Inc. (Household Products)	(b)	6.500%	12/31/2027	25,000	25,136
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	50,000	46,555
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	662,492
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	159,346
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	820,342
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	360,000	367,779
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	300,000	300,483
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	36,000	35,962
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	425,000	347,380
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	475,000	360,927
Mars, Inc. (Food Products)	(b)	5.200%	03/01/2035	370,000	371,853
Mars, Inc. (Food Products)	(b)	5.700%	05/01/2055	200,000	199,831
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	4.250%	08/01/2029	50,000	46,757
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	6.125%	09/15/2032	50,000	49,698
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	915,000	734,200
Post Holdings, Inc. (Food Products)	(b)	6.250%	02/15/2032	50,000	50,294
Post Holdings, Inc. (Food Products)	(b)	6.375%	03/01/2033	25,000	24,583
The Campbell's Company (Food Products)		4.750%	03/23/2035	270,000	258,695
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	500,000	512,338
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.750%	02/15/2029	50,000	48,190
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.625%	06/01/2030	25,000	23,741
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	5.750%	04/15/2033	25,000	24,320
					9,946,993
Energy–2.0%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.500%	10/01/2029	25,000	25,429
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	50,000	49,753
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	06/15/2029	75,000	73,310
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	02/01/2032	25,000	25,417
APA Corp. (Oil, Gas & Consumable Fuels)	(b)	6.750%	02/15/2055	200,000	195,632
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	50,000	50,027
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	25,000	25,019
Aris Water Holdings LLC (Energy Equip. & Svs.)	(b)	7.250%	04/01/2030	25,000	25,282
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	75,000	73,187
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	07/15/2029	25,000	25,549
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	07/15/2032	25,000	25,863
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	825,000	813,291
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	(b)	5.000%	12/15/2029	175,000	174,908
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	400,000	396,656
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	322,833
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.375%	07/01/2028	25,000	25,800
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.625%	11/01/2030	25,000	25,792
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	75,000	69,823
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(b)	5.681%	01/15/2034	425,000	423,288
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	75,000	73,353
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2053	240,000	240,306
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	04/18/2054	290,000	273,400
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.375%	06/15/2031	25,000	22,995
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	110,081
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	472,751
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	250,000	255,817

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.550%	05/15/2034	$210,000	$209,871
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2034	355,000	357,856
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.950%	05/15/2054	225,000	220,054
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.500%	01/15/2029	47,000	45,519
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	01/15/2031	50,000	48,091
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	25,000	24,817
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	350,000	350,888
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	25,000	24,612
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	6.500%	06/01/2029	50,000	50,994
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	420,000	269,985
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(b)	7.250%	02/15/2029	25,000	25,484
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.500%	04/15/2032	25,000	24,776
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/15/2033	25,000	24,386
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	675,000	567,237
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.500%	01/15/2028	25,000	23,012
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	9.125%	01/31/2030	25,000	25,008
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(b)	6.750%	07/15/2032	50,000	50,466
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	700,000	553,456
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2053	275,000	287,774
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	275,000	290,505
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	7.000%	01/15/2032	25,000	25,565
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	6.250%	02/01/2033	25,000	24,901
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	375,000	325,303
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	475,000	423,897
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	25,000	24,425
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	51,428
Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/15/2033	50,000	50,837
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	11/01/2028	50,000	51,466
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	25,000	24,829
SM Energy Co. (Oil, Gas & Consumable Fuels)	(b)	6.750%	08/01/2029	25,000	24,628
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	555,000	513,026
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	50,000	46,945
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(b)	7.125%	03/15/2029	75,000	76,280
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	675,000	663,535
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	221,985
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.600%	03/15/2035	400,000	407,671
					10,727,074
Financials–8.0%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(b)	6.000%	08/01/2029	25,000	23,955
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(b)	7.500%	11/06/2030	25,000	25,434
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		5.300%	01/19/2034	300,000	298,255
AIA Group Ltd. (Insurance)	(b)	4.950%	04/04/2033	260,000	263,197
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.000%	01/15/2031	50,000	50,153
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.375%	10/01/2032	50,000	50,220
Ally Financial, Inc. (Rate is fixed until 01/03/2029, at which point, the rate becomes SOFR + 282) (Consumer Finance)	(c)	6.848%	01/03/2030	205,000	214,131
American Express Co. (Consumer Finance)		3.300%	05/03/2027	775,000	758,933
AmWINS Group, Inc. (Insurance)	(b)	6.375%	02/15/2029	25,000	25,191
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	50,000	47,135
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	500,000	493,103
Ardonagh Group Finance Ltd. (Insurance)	(b)	8.875%	02/15/2032	200,000	203,604
AssuredPartners, Inc. (Insurance)	(b)	5.625%	01/15/2029	25,000	24,948
AssuredPartners, Inc. (Insurance)	(b)	7.500%	02/15/2032	25,000	26,686
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(b)	7.125%	05/15/2031	50,000	50,667
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(c)	2.592%	04/29/2031	1,900,000	1,706,560
Bank of America Corp. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 132) (Banks)	(c)	2.687%	04/22/2032	250,000	220,037
Bank of America Corp. (Rate is fixed until 04/25/2033, at which point, the rate becomes SOFR + 191) (Banks)	(c)	5.288%	04/25/2034	300,000	301,355
Bank of America Corp. (Rate is fixed until 01/24/2035, at which point, the rate becomes SOFR + 131) (Banks)	(c)	5.511%	01/24/2036	1,100,000	1,119,497
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, at which point, the rate becomes SOFR + 115) (Capital Markets)	(c)	3.992%	06/13/2028	300,000	297,566
Beacon Funding Trust (Insurance)	(b)	6.266%	08/15/2054	400,000	398,709
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	367,784
BroadStreet Partners, Inc. (Insurance)	(b)	5.875%	04/15/2029	150,000	144,143

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Chubb INA Holdings LLC (Insurance)		3.350%	05/03/2026	$425,000	$420,417
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(c)	2.666%	01/29/2031	1,800,000	1,623,994
Citigroup, Inc. (Rate is fixed until 02/13/2034, at which point, the rate becomes SOFR + 206) (Banks)	(c)	5.827%	02/13/2035	225,000	224,033
Citigroup, Inc. (Rate is fixed until 01/24/2035, at which point, the rate becomes SOFR + 183) (Banks)	(c)	6.020%	01/24/2036	300,000	302,865
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	725,000	719,374
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	611,753
Comerica, Inc. (Banks)		3.800%	07/22/2026	475,000	467,142
Comerica, Inc. (Rate is fixed until 01/30/2029, at which point, the rate becomes SOFR + 216) (Banks)	(c)	5.982%	01/30/2030	320,000	325,173
Corebridge Financial, Inc. (Financial Services)		5.750%	01/15/2034	320,000	328,400
Corebridge Global Funding (Financial Services)	(b)	5.900%	09/19/2028	400,000	415,961
Daimler Truck Finance North America LLC (Consumer Finance)	(b)	2.000%	12/14/2026	540,000	517,089
Daimler Truck Finance North America LLC (Consumer Finance)	(b)	2.375%	12/14/2028	180,000	165,735
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	605,000	442,246
Fifth Third Bancorp (Rate is fixed until 01/29/2031, at which point, the rate becomes SOFR + 184) (Banks)	(c)	5.631%	01/29/2032	570,000	583,480
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	404,176
FNB Corp. (Banks)		5.150%	08/25/2025	320,000	319,954
FNB Corp. (Rate is fixed until 12/11/2029, at which point, the rate becomes SOFRINDX + 193) (Banks)	(c)	5.722%	12/11/2030	350,000	349,640
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	505,446
Ford Motor Credit Co. LLC (Consumer Finance)		6.798%	11/07/2028	200,000	205,691
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	200,000	204,384
Ford Motor Credit Co. LLC (Consumer Finance)		6.500%	02/07/2035	200,000	196,272
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	360,398
General Motors Financial Co., Inc. (Consumer Finance)		5.350%	01/07/2030	250,000	249,566
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	425,000	428,535
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,550,000	1,482,278
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(c)	1.992%	01/27/2032	250,000	211,693
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/25/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(c)	5.851%	04/25/2035	250,000	258,373
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	975,000	969,238
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	175,000	169,271
HUB International Ltd. (Insurance)	(b)	7.250%	06/15/2030	25,000	25,750
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, at which point, the rate becomes SOFR + 197) (Banks)	(c)	4.443%	08/04/2028	650,000	645,618
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, at which point, the rate becomes SOFRINDX + 187) (Banks)	(c)	5.709%	02/02/2035	275,000	277,929
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2029	675,000	681,443
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	314,030
Jefferies Financial Group, Inc. (Capital Markets)		6.200%	04/14/2034	375,000	382,247
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	453,057
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	270,000	260,877
John Deere Capital Corp. (Consumer Finance)		2.800%	07/18/2029	630,000	590,997
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	8.500%	03/15/2030	50,000	52,526
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	10.500%	12/15/2030	50,000	53,540
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(c)	2.522%	04/22/2031	1,025,000	919,753
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes TSFR3M + 111) (Banks)	(c)	1.764%	11/19/2031	100,000	84,934
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes TSFR3M + 125) (Banks)	(c)	2.580%	04/22/2032	100,000	87,863
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(c)	2.963%	01/25/2033	750,000	662,057
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, at which point, the rate becomes SOFR + 258) (Banks)	(c)	5.717%	09/14/2033	300,000	308,271
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, at which point, the rate becomes SOFR + 185) (Banks)	(c)	5.350%	06/01/2034	400,000	406,501
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 181) (Banks)	(c)	6.254%	10/23/2034	100,000	107,400
KeyCorp (Rate is fixed until 03/06/2034, at which point, the rate becomes SOFRINDX + 242) (Banks)	(c)	6.401%	03/06/2035	450,000	475,389
Lincoln Financial Global Funding (Insurance)	(b)	5.300%	01/13/2030	170,000	172,874
M&T Bank Corp. (Rate is fixed until 10/30/2028, at which point, the rate becomes SOFR + 280) (Banks)	(c)	7.413%	10/30/2029	225,000	242,391

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
M&T Bank Corp. (Rate is fixed until 03/13/2031, at which point, the rate becomes SOFR + 226) (Banks)	(c)	6.082%	03/13/2032	$295,000	$305,517
M&T Bank Corp. (Rate is fixed until 01/27/2033, at which point, the rate becomes SOFR + 185) (Banks)	(c)	5.053%	01/27/2034	400,000	386,546
Marsh & McLennan Cos., Inc. (Insurance)		4.650%	03/15/2030	325,000	325,587
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	750,000	752,123
MetLife, Inc. (Insurance)		5.375%	07/15/2033	400,000	412,234
Metropolitan Life Global Funding I (Insurance)	(b)	5.150%	03/28/2033	230,000	230,646
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	275,000	281,417
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes TSFR3M + 140) (Capital Markets)	(c)	3.772%	01/24/2029	900,000	880,316
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(c)	1.794%	02/13/2032	295,000	247,171
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(c)	1.928%	04/28/2032	250,000	209,455
Morgan Stanley (Rate is fixed until 04/21/2033, at which point, the rate becomes SOFR + 187) (Capital Markets)	(c)	5.250%	04/21/2034	195,000	195,096
Morgan Stanley (Rate is fixed until 07/21/2033, at which point, the rate becomes SOFR + 188) (Capital Markets)	(c)	5.424%	07/21/2034	100,000	101,165
Morgan Stanley (Rate is fixed until 01/18/2034, at which point, the rate becomes SOFR + 173) (Capital Markets)	(c)	5.466%	01/18/2035	140,000	141,656
Morgan Stanley (Rate is fixed until 01/18/2035, at which point, the rate becomes SOFR + 142) (Capital Markets)	(c)	5.587%	01/18/2036	200,000	204,253
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	405,825
Pacific Life Global Funding II (Insurance)	(b)	4.900%	01/11/2029	700,000	708,588
Panther Escrow Issuer LLC (Insurance)	(b)	7.125%	06/01/2031	75,000	76,420
PNC Bank N.A. (Banks)		3.875%	04/10/2025	475,000	474,902
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, at which point, the rate becomes SOFRINDX + 185) (Banks)	(c)	4.626%	06/06/2033	630,000	600,454
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	650,000	478,329
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	100,440
Regions Financial Corp. (Rate is fixed until 06/06/2029, at which point, the rate becomes SOFR + 149) (Banks)	(c)	5.722%	06/06/2030	330,000	337,943
Regions Financial Corp. (Rate is fixed until 09/06/2034, at which point, the rate becomes SOFR + 206) (Banks)	(c)	5.502%	09/06/2035	350,000	345,493
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	3.625%	03/01/2029	50,000	46,112
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	4.000%	10/15/2033	50,000	42,890
Ryan Specialty LLC (Insurance)	(b)	4.375%	02/01/2030	50,000	47,573
Ryan Specialty LLC (Insurance)	(b)	5.875%	08/01/2032	25,000	24,692
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	347,745
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	191,099
Synovus Bank (Banks)		5.625%	02/15/2028	600,000	602,846
Toyota Motor Credit Corp. (Consumer Finance)		3.950%	06/30/2025	600,000	599,172
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	176,762
Truist Financial Corp. (Rate is fixed until 10/28/2025, at which point, the rate becomes SOFR + 163) (Banks)	(c)	5.900%	10/28/2026	550,000	553,606
Truist Financial Corp. (Rate is fixed until 01/26/2033, at which point, the rate becomes SOFR + 185) (Banks)	(c)	5.122%	01/26/2034	100,000	98,202
Truist Financial Corp. (Rate is fixed until 06/08/2033, at which point, the rate becomes SOFR + 236) (Banks)	(c)	5.867%	06/08/2034	150,000	154,319
Truist Financial Corp. (Rate is fixed until 01/24/2034, at which point, the rate becomes SOFR + 192) (Banks)	(c)	5.711%	01/24/2035	140,000	142,942
U.S. Bancorp (Rate is fixed until 07/22/2032, at which point, the rate becomes SOFR + 211) (Banks)	(c)	4.967%	07/22/2033	500,000	481,526
U.S. Bancorp (Rate is fixed until 06/10/2033, at which point, the rate becomes SOFR + 226) (Banks)	(c)	5.836%	06/12/2034	400,000	412,765
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	11/15/2025	50,000	49,863
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	04/15/2029	25,000	24,103
USI, Inc. (Insurance)	(b)	7.500%	01/15/2032	100,000	102,018
UWM Holdings LLC (Financial Services)	(b)	6.625%	02/01/2030	25,000	24,796
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(c)	5.574%	07/25/2029	250,000	256,797
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes TSFR3M + 126) (Banks)	(c)	2.572%	02/11/2031	1,000,000	901,275
Wells Fargo & Co. (Rate is fixed until 07/25/2032, at which point, the rate becomes SOFR + 210) (Banks)	(c)	4.897%	07/25/2033	550,000	542,085
Wells Fargo & Co. (Rate is fixed until 04/24/2033, at which point, the rate becomes SOFR + 202) (Banks)	(c)	5.389%	04/24/2034	150,000	151,036

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Wells Fargo & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 206) (Banks)	(c)	6.491%	10/23/2034	$200,000	$215,757
Wells Fargo & Co. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 178) (Banks)	(c)	5.499%	01/23/2035	200,000	202,720
					42,373,564
Health Care–2.6%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	510,000	507,113
AbbVie, Inc. (Biotechnology)		4.875%	03/15/2030	400,000	405,765
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	750,000	621,355
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	50,000	46,388
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	600,000	539,679
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	340,000	344,910
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	349,978
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	365,000	358,039
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	810,000	792,400
AstraZeneca PLC (Pharmaceuticals)		1.375%	08/06/2030	225,000	191,760
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	75,000	72,284
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	11/01/2029	25,000	23,081
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.125%	02/01/2027	25,000	25,350
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	4.875%	06/01/2028	50,000	40,375
Becton Dickinson & Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	364,000	318,348
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	126,008
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	900,000	565,348
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	525,000	520,190
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	275,000	224,979
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	199,201
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	182,316
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.625%	03/15/2027	25,000	23,873
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.125%	04/01/2030	25,000	14,922
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.250%	05/15/2030	25,000	20,626
Concentra Escrow Issuer Corp. (Health Care Providers & Svs.)	(b)	6.875%	07/15/2032	50,000	50,875
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	411,468
CVS Health Corp. (Health Care Providers & Svs.)		6.050%	06/01/2054	200,000	194,046
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	820,000	496,818
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	580,000	567,287
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	505,000	547,787
Gilead Sciences, Inc. (Biotechnology)		5.250%	10/15/2033	190,000	194,455
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	115,000	116,417
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	395,656
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	285,000	275,745
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	50,000	46,870
Insulet Corp. (Health Care Equip. & Supplies)	(b)	6.500%	04/01/2033	25,000	25,412
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	25,000	23,368
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	125,000	119,947
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.450%	05/19/2028	400,000	400,964
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	346,153
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	261,105
Raven Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	6.875%	11/15/2031	50,000	48,553
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	777,000	459,482
Select Medical Corp. (Health Care Providers & Svs.)	(b)	6.250%	12/01/2032	50,000	48,717
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	450,000	445,938
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	308,559
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	650,000	484,948
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	50,000	48,258
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	25,000	24,886
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	23,552
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	25,000	25,357
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	500,000	452,786
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	800,000	527,929
					13,887,626
Industrials–3.2%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	270,000	278,023
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	781,722
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(b)	7.875%	02/15/2031	25,000	25,319
Amentum Holdings, Inc. (Professional Svs.)	(b)	7.250%	08/01/2032	50,000	49,183
Aris Water Holdings LLC (Commercial Svs. & Supplies)	(b)	7.625%	04/01/2026	50,000	50,000
Ashtead Capital, Inc. (Trading Companies & Distributors)	(b)	5.550%	05/30/2033	205,000	203,362
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	700,000	460,343

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(b)	7.625%	05/01/2027	$75,000	$73,762
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	925,000	905,021
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	333,193
Boeing Co. / The (Aerospace & Defense)		6.858%	05/01/2054	180,000	195,515
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.750%	06/15/2032	25,000	25,348
Burlington Northern Santa Fe LLC (Ground Transportation)		3.000%	04/01/2025	475,000	475,000
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	333,137
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	86,115
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	54,146
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	476,351
Carrier Global Corp. (Building Products)		5.900%	03/15/2034	130,000	136,740
Carrier Global Corp. (Building Products)		6.200%	03/15/2054	260,000	277,543
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	75,000	66,899
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	425,000	417,538
CP Atlas Buyer, Inc. (Building Products)	(b)	7.000%	12/01/2028	25,000	19,766
Dun & Bradstreet Corp. / The (Professional Svs.)	(b)	5.000%	12/15/2029	50,000	50,083
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.625%	12/15/2030	50,000	50,022
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.750%	07/15/2031	25,000	25,163
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	739,409
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.600%	05/01/2028	150,000	150,621
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	5.200%	10/30/2034	300,000	302,598
Experian Finance PLC (Professional Svs.)	(b)	4.250%	02/01/2029	350,000	346,571
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(b)	6.000%	03/01/2029	75,000	61,213
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	4.625%	02/15/2027	25,000	24,334
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	25,000	23,440
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.250%	08/01/2032	25,000	24,398
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.375%	11/15/2032	75,000	73,741
Gates Corp. (Machinery)	(b)	6.875%	07/01/2029	50,000	50,866
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	719,166
Goat Holdco LLC (Aerospace & Defense)	(b)	6.750%	02/01/2032	25,000	24,469
GYP Holdings III Corp. (Building Products)	(b)	4.625%	05/01/2029	25,000	23,388
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	430,000	434,308
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	25,000	25,046
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	235,464
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	710,000	688,425
Ingersoll Rand, Inc. (Machinery)		5.450%	06/15/2034	110,000	111,627
Ingersoll Rand, Inc. (Machinery)		5.700%	06/15/2054	280,000	277,510
Interface, Inc. (Commercial Svs. & Supplies)	(b)	5.500%	12/01/2028	50,000	48,688
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	4.125%	06/30/2028	25,000	23,594
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	94,477
Masco Corp. (Building Products)		3.500%	11/15/2027	200,000	194,774
Masterbrand, Inc. (Building Products)	(b)	7.000%	07/15/2032	25,000	24,953
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(b)	6.750%	04/01/2032	25,000	24,778
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	825,000	798,704
Republic Services, Inc. (Commercial Svs. & Supplies)		4.875%	04/01/2029	200,000	202,560
Republic Services, Inc. (Commercial Svs. & Supplies)		2.375%	03/15/2033	200,000	166,429
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	780,000	786,938
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	650,000	661,429
Science Applications International Corp. (Professional Svs.)	(b)	4.875%	04/01/2028	50,000	47,898
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	75,000	77,069
SS&C Technologies, Inc. (Professional Svs.)	(b)	5.500%	09/30/2027	50,000	49,622
SS&C Technologies, Inc. (Professional Svs.)	(b)	6.500%	06/01/2032	25,000	25,270
Standard Building Solutions, Inc. (Building Products)	(b)	6.500%	08/15/2032	50,000	49,985
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	650,000	637,765
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	75,000	74,152
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	08/15/2028	25,000	25,365
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	03/01/2029	25,000	25,255
TransDigm, Inc. (Aerospace & Defense)	(b)	6.875%	12/15/2030	25,000	25,545
TransDigm, Inc. (Aerospace & Defense)	(b)	6.625%	03/01/2032	50,000	50,637
Uber Technologies, Inc. (Ground Transportation)		4.300%	01/15/2030	245,000	240,608
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	517,441
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	451,572
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	25,000	24,573
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	22,684
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	36,578
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	588,937
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	200,000	182,233
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.200%	01/15/2033	200,000	190,055
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(b)	7.125%	08/01/2032	25,000	25,139

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	$50,000	$50,709
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2029	25,000	25,290
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2033	25,000	25,126
White Cap Buyer LLC (Building Products)	(b)	6.875%	10/15/2028	50,000	47,988
Xylem, Inc. (Machinery)		2.250%	01/30/2031	255,000	222,954
					16,953,662
Information Technology–2.0%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.000%	05/10/2028	625,000	624,761
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	332,056
AppLovin Corp. (Software)		5.500%	12/01/2034	155,000	154,965
AppLovin Corp. (Software)		5.950%	12/01/2054	115,000	112,945
AthenaHealth Group, Inc. (Software)	(b)	6.500%	02/15/2030	125,000	117,251
Broadcom, Inc. (Semiconductors & Equip.)		5.050%	07/12/2029	340,000	344,722
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	275,832
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.469%	04/15/2034	435,000	382,911
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	15,000	12,312
Capstone Borrower, Inc. (Software)	(b)	8.000%	06/15/2030	50,000	51,336
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		2.670%	12/01/2026	480,000	462,985
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.550%	08/22/2034	235,000	232,255
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(b)	8.000%	06/15/2029	25,000	21,934
Cisco Systems, Inc. (Communications Equip.)		4.750%	02/24/2030	350,000	355,589
Cloud Software Group, Inc. (Software)	(b)	6.500%	03/31/2029	25,000	24,302
Cloud Software Group, Inc. (Software)	(b)	9.000%	09/30/2029	75,000	74,804
Cloud Software Group, Inc. (Software)	(b)	8.250%	06/30/2032	25,000	25,418
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	50,000	47,698
Consensus Cloud Solutions, Inc. (Software)	(b)	6.000%	10/15/2026	25,000	24,823
Consensus Cloud Solutions, Inc. (Software)	(b)	6.500%	10/15/2028	25,000	24,519
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)		5.000%	04/01/2030	280,000	281,305
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	75,000	69,938
Ellucian Holdings, Inc. (Software)	(b)	6.500%	12/01/2029	50,000	49,171
Entegris, Inc. (Semiconductors & Equip.)	(b)	5.950%	06/15/2030	75,000	74,618
Fortinet, Inc. (Software)		1.000%	03/15/2026	720,000	695,835
Fortress Intermediate 3, Inc. (IT Svs.)	(b)	7.500%	06/01/2031	50,000	50,405
Gen Digital, Inc. (Software)	(b)	6.250%	04/01/2033	50,000	49,773
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.000%	10/15/2034	400,000	389,698
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.600%	10/15/2054	180,000	171,256
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(b)	6.625%	05/15/2032	50,000	50,391
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		4.950%	10/15/2034	240,000	235,003
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	575,000	558,851
McAfee Corp. (Software)	(b)	7.375%	02/15/2030	100,000	88,508
Microchip Technology, Inc. (Semiconductors & Equip.)		5.050%	03/15/2029	395,000	397,675
NCR Voyix Corp. (Software)	(b)	5.125%	04/15/2029	25,000	23,810
Open Text Corp. (Software)	(b)	6.900%	12/01/2027	25,000	25,875
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	50,000	45,483
Oracle Corp. (Software)		6.250%	11/09/2032	300,000	319,965
Oracle Corp. (Software)		3.600%	04/01/2050	900,000	625,292
Rocket Software, Inc. (Software)	(b)	9.000%	11/28/2028	25,000	25,781
Rocket Software, Inc. (Software)	(b)	6.500%	02/15/2029	75,000	70,688
Roper Technologies, Inc. (Software)		1.000%	09/15/2025	525,000	516,924
Roper Technologies, Inc. (Software)		4.900%	10/15/2034	525,000	513,088
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	25,000	26,582
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	39,000	43,864
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	48,133
Synaptics, Inc. (Semiconductors & Equip.)	(b)	4.000%	06/15/2029	50,000	45,837
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		6.100%	03/15/2033	350,000	366,687
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	50,000	46,076
UKG, Inc. (Software)	(b)	6.875%	02/01/2031	50,000	50,722
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	580,617
Viavi Solutions, Inc. (Communications Equip.)	(b)	3.750%	10/01/2029	50,000	45,723
VMware LLC (Software)		1.400%	08/15/2026	240,000	229,839
VMware LLC (Software)		2.200%	08/15/2031	190,000	161,495
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(b)	6.500%	06/01/2032	25,000	25,301
					10,703,627
Materials–0.6%
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	375,000	333,343
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(b)	4.000%	09/01/2029	200,000	170,305
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,564

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	$25,000	$25,296
Celanese U.S. Holdings LLC (Chemicals)		6.750%	04/15/2033	50,000	48,537
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.750%	08/15/2028	25,000	23,280
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.500%	09/15/2031	25,000	24,408
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.000%	03/15/2032	50,000	47,978
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.875%	01/15/2030	50,000	50,379
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	150,000	152,122
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.750%	04/15/2032	50,000	50,346
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	25,000	23,717
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	25,000	24,512
Element Solutions, Inc. (Chemicals)	(b)	3.875%	09/01/2028	25,000	23,539
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	350,000	350,059
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	550,000	360,446
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	25,000	23,058
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.750%	02/01/2030	25,000	22,843
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(b)	9.000%	07/01/2028	25,000	24,849
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	7.875%	04/15/2027	25,000	24,500
OI European Group B.V. (Containers & Packaging)	(b)	4.750%	02/15/2030	25,000	22,882
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	7.375%	06/01/2032	25,000	23,860
Quikrete Holdings, Inc. (Construction Materials)	(b)	6.750%	03/01/2033	25,000	24,886
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	125,000	124,245
Sealed Air Corp. (Containers & Packaging)	(b)	4.000%	12/01/2027	25,000	24,064
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	07/15/2032	25,000	25,304
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(b)	7.250%	02/15/2031	25,000	25,879
Standard Industries, Inc. (Construction Materials)	(b)	5.000%	02/15/2027	50,000	49,217
Steel Dynamics, Inc. (Metals & Mining)		5.375%	08/15/2034	300,000	300,801
Trivium Packaging Finance B.V. (Containers & Packaging)	(b)	8.500%	08/15/2027	225,000	223,845
W.R. Grace Holdings LLC (Chemicals)	(b)	5.625%	08/15/2029	25,000	21,515
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	650,000	637,358
					3,332,937
Real Estate–1.6%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		1.875%	02/01/2033	780,000	614,654
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	700,000	618,828
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	708,872
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	643,015
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	500,000	491,732
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	441,839
Host Hotels & Resorts LP (Hotel & Resort REITs)		5.700%	07/01/2034	200,000	200,102
Iron Mountain, Inc. (Specialized REITs)	(b)	7.000%	02/15/2029	25,000	25,568
Iron Mountain, Inc. (Specialized REITs)	(b)	6.250%	01/15/2033	50,000	49,518
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	650,000	585,833
Mid-America Apartments LP (Residential REITs)		4.000%	11/15/2025	725,000	722,595
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	4.250%	01/15/2029	25,000	23,184
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	7.375%	02/15/2031	25,000	26,038
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	242,317
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	875,000	815,321
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	04/01/2032	25,000	24,955
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	800,000	776,075
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	336,551
W.P. Carey, Inc. (Diversified REITs)		5.375%	06/30/2034	250,000	248,100
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	473,652
XHR LP (Hotel & Resort REITs)	(b)	6.625%	05/15/2030	50,000	49,087
					8,117,836
Utilities–2.4%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	921,546
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	389,712
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	328,349
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	50,000	47,736
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	22,801
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	414,238
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	94,838
Constellation Energy Generation LLC (Electric Utilities)		6.500%	10/01/2053	115,000	120,568
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	648,649
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	478,622
Electricite de France SA (Electric Utilities)	(b)	6.250%	05/23/2033	445,000	470,858
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	394,254
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	400,000	329,759
Enel Finance International N.V. (Electric Utilities)	(b)	2.500%	07/12/2031	750,000	643,885

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	$670,000	$661,904
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,138,372
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	155,000	119,193
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	225,132
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	320,000	283,830
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	588,515
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		5.050%	03/15/2030	250,000	253,294
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	530,846
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	106,832
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	502,218
NRG Energy, Inc. (Electric Utilities)	(b)	5.750%	07/15/2029	25,000	24,530
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	3,000	2,631
NRG Energy, Inc. (Electric Utilities)	(b)	6.250%	11/01/2034	25,000	24,610
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	196,709
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	636,822
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	566,275
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(c)	4.000%	01/15/2051	700,000	691,104
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	25,000	24,866
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	5.000%	06/01/2031	25,000	22,571
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	25,000	24,196
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	4.750%	01/15/2030	50,000	46,438
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	50,000	51,918
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	50,000	49,967
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	7.750%	10/15/2031	25,000	26,181
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	174,403
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(b)	7.250%	01/15/2029	25,000	24,593
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(b)	8.625%	03/15/2033	50,000	48,645
					12,352,410
Total Corporate Bonds (Cost $152,567,652)					$141,409,938

U.S. Government Agency Mortgage-Backed Securities–25.8%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$804,022	$734,041
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,276,875	2,146,666
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,207,864	1,016,145
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,305,885	2,795,975
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	5,247,332	4,230,050
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	1,726,380	1,381,815
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	945,906	801,417
Fannie Mae Pool FN BR4390	2.000%	03/01/2051	3,038,528	2,432,451
Fannie Mae Pool FN BR9750	2.000%	04/01/2051	3,172,974	2,539,101
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,348,546	1,134,334
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	2,499,452	2,503,239
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	952,418	935,251
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,461,368	1,462,081
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	781,219	735,917
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,194,406	1,088,738
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,601,449	1,350,668
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,467,097	2,164,333
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,558,341	1,251,952
Fannie Mae Pool FN CA9293	2.500%	02/01/2051	2,046,677	1,727,396
Fannie Mae Pool FN CB1867	2.500%	10/01/2051	2,267,444	1,897,541
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	4,258,820	4,152,677
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	1,807,753	1,588,636
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	902,424	833,543
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	583,612	554,838
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	5,357,218	4,317,605
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	2,279,672	1,999,226
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,578,849	2,265,730
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	2,453,616	2,079,169
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	1,052,490	886,216
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,577,888	2,350,584
Fannie Mae Pool FN FS2037	1.500%	05/01/2037	3,623,906	3,180,775
Fannie Mae Pool FN FS3813	4.500%	11/01/2052	1,035,151	991,995
Fannie Mae Pool FN FS9043	2.500%	10/01/2051	1,936,026	1,614,761
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	3,738,146	2,826,307
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,425,441	1,141,784
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	638,331	595,657

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN MA4804	4.000%	11/01/2052	$720,532	$672,363
Fannie Mae Pool FN MA5167	6.500%	10/01/2053	1,092,131	1,126,814
Fannie Mae Pool FN MA5389	6.000%	06/01/2054	1,318,826	1,339,742
Fannie Mae Pool FN MA5498	6.000%	10/01/2054	1,401,731	1,423,962
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,369,635	2,328,333
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	716,336	705,356
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	4,841,866	3,903,371
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,077,470	1,662,107
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	1,219,890	1,109,471
Freddie Mac Pool FR SB8148	2.000%	04/01/2037	1,795,052	1,623,439
Freddie Mac Pool FR SB8149	2.500%	04/01/2037	1,762,061	1,631,510
Freddie Mac Pool FR SB8153	2.000%	05/01/2037	2,691,760	2,434,418
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,812,124	1,524,298
Freddie Mac Pool FR SD0977	3.500%	02/01/2052	4,404,983	4,018,027
Freddie Mac Pool FR SD1966	4.000%	11/01/2052	861,156	806,614
Freddie Mac Pool FR SD5958	6.500%	08/01/2054	1,676,010	1,731,614
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	589,099	573,528
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,397,690	1,120,654
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	1,237,421	1,081,531
Freddie Mac Pool FR SD8210	4.000%	03/01/2052	621,679	580,381
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	539,673	487,475
Freddie Mac Pool FR SD8342	5.500%	07/01/2053	2,174,927	2,176,681
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,654,260	1,680,496
Freddie Mac Pool FR SD8395	5.500%	01/01/2054	1,227,931	1,226,955
Freddie Mac Pool FR SD8409	6.000%	03/01/2054	1,154,702	1,173,985
Freddie Mac Pool FR SD8439	6.000%	06/01/2054	1,318,825	1,339,742
Freddie Mac Pool FR SD8491	5.000%	12/01/2054	4,154,983	4,073,808
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	572,894	517,106
Ginnie Mae II Pool G2 MA7589	2.500%	09/20/2051	5,266,880	4,494,529
Ginnie Mae II Pool G2 MA7706	3.000%	11/20/2051	4,917,348	4,363,199
Ginnie Mae II Pool G2 MA8041	2.000%	05/20/2052	5,493,856	4,495,307
Ginnie Mae II Pool G2 MA8044	3.500%	05/20/2052	1,618,463	1,484,916
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	2,758,549	2,722,878
Ginnie Mae II Pool G2 MA8945	4.000%	06/20/2053	3,072,210	2,880,685
Ginnie Mae II Pool G2 MA8946	4.500%	06/20/2053	2,286,056	2,198,591
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,250,435	1,256,124
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	705,730	719,790
Ginnie Mae II Pool G2 MA9906	5.500%	09/20/2054	1,476,806	1,480,850
Total U.S. Government Agency Mortgage-Backed Securities (Cost $149,436,309)				$135,879,264

Investment Companies–8.0%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 06/28/2021 through 02/27/2024, Cost $3,046,662)	(d)(e)	340,213	$2,919,026
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 03/24/2023 through 02/27/2024, Cost $7,946,054)	(d)(e)	996,517	8,629,837
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 09/26/2024, Cost $30,222,113)	(e)(f)	3,424,549	30,444,241
Total Investment Companies (Cost $41,214,829)			$41,993,104

Asset-Backed / Mortgage-Backed Securities–2.8%		Rate	Maturity	Face Amount	Value
Financials–2.8%
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	$175,000	$174,723
BANK 2022-BNK40 A4		3.393%	03/15/2064	660,000	597,074
BBCMS Mortgage Trust 2024-5C27 A2		5.550%	07/15/2057	1,380,000	1,410,108
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	982,209
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	498,368
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	351,237
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	350,436
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,652,784	1,348,310
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	725,297	712,203
J.P. Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,216,498	1,033,595
JP Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,629,047	1,330,941
JP Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,626,280	1,324,656
MMAF Equipment Finance LLC 2020-A5	(b)	1.560%	10/09/2042	750,000	709,847
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	92,260	86,023
Progress Residential 2022-SFR1 E1	(b)	3.930%	02/17/2041	900,000	841,665
Progress Residential 2022-SFR2 D	(b)	3.945%	04/17/2027	1,000,000	965,693
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	789,843
Progress Residential 2023-SFR2 D	(b)	4.500%	10/17/2040	150,000	143,305
Progress Residential 2023-SFR2 E1	(b)	4.750%	10/17/2040	200,000	188,717
Progress Residential 2024-SFR1 D	(b)	3.750%	02/17/2041	500,000	466,144

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Sierra Timeshare 2020-2A A	(b)	1.330%	07/20/2037	$77,194	$76,589
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	237,204	222,601
Total Asset-Backed / Mortgage-Backed Securities (Cost $15,934,059)					$14,604,287

Sovereign Debt Issues–0.2%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$625,000	$605,274
Mexico Government International Bond	4.500%	01/31/2050	775,000	555,985
Total Sovereign Debt Issues (Cost $1,467,399)				$1,161,259

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(g)	113	$2,090
Total Common Stocks (Cost $77,815)			$2,090

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(g)	09/30/2028	$77.10	23	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(g)	09/30/2028	77.10	137	—
Total Warrants (Cost $47)					$—
Total Investments – 98.7% (Cost $553,130,904)	(h)				$520,042,703
Other Assets in Excess of Liabilities – 1.3%					7,093,143
Net Assets – 100.0%					$527,135,846

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.960% at 3/31/2025
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.410% at 3/31/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.188% at 3/31/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 4.288% at 3/31/2025

Footnotes:
(a)
Security is partially pledged as collateral for the futures contracts outstanding at March 31, 2025.  The value of securities pledged totaled $792,691.  See also the following Schedule of Open Futures Contracts.

(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2025, the value of these securities totaled $34,964,508, or 6.6% of the Portfolio’s net assets.

(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2025.

(d)
Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

(e)	Represents a security deemed to be restricted. At March 31, 2025, the value of restricted securities in the Portfolio totaled $41,993,104, or 8.0% of the Portfolio’s net assets.
(f)
Open-end extended payment fund.  Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering”
within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933.  Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the
Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.  When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.

(g)	Non-income producing security.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	90	June 18, 2025	$10,201,084	$10,271,250	$70,166	$8,438
CBT 2-Year U.S. Treasury Note - Long	412	June 30, 2025	85,115,146	85,354,813	239,667	(3,219)
			$95,316,230	$95,626,063	$309,833	$5,219
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	47	June 18, 2025	$(5,696,043)	$(5,745,750)	$(49,707)	$(20,563)
Total Futures Contracts			$89,620,187	$89,880,313	$260,126	$(15,344)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–99.4%		Shares	Value
Communication Services–11.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)		50,542	$7,815,815
Alphabet, Inc. Class C (Interactive Media & Svs.)		47,421	7,408,583
AT&T, Inc. (Diversified Telecom. Svs.)		235,399	6,657,084
Electronic Arts, Inc. (Entertainment)		24,199	3,497,240
Fox Corp. Class A (Media)		54,004	3,056,626
Fox Corp. Class B (Media)		34,244	1,805,001
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		23,958	13,808,433
Netflix, Inc. (Entertainment)	(a)	5,940	5,539,228
Take-Two Interactive Software, Inc. (Entertainment)	(a)	20,050	4,155,363
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		23,395	6,239,680
Verizon Communications, Inc. (Diversified Telecom. Svs.)		126,753	5,749,516
			65,732,569
Consumer Discretionary–6.7%
Amazon.com, Inc. (Broadline Retail)	(a)	101,186	19,251,648
AutoZone, Inc. (Specialty Retail)	(a)	1,490	5,681,042
McDonald's Corp. (Hotels, Restaurants & Leisure)		150	46,856
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	4,424	6,337,734
Tesla, Inc. (Automobiles)	(a)	13,919	3,607,248
TJX Cos., Inc. / The (Specialty Retail)		28,735	3,499,923
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		10,128	1,593,742
			40,018,193
Consumer Staples–17.9%
Altria Group, Inc. (Tobacco)		100,527	6,033,631
Church & Dwight Co., Inc. (Household Products)		53,705	5,912,384
Clorox Co. / The (Household Products)		32,040	4,717,890
Coca-Cola Co. / The (Beverages)		90,231	6,462,344
Colgate-Palmolive Co. (Household Products)		69,390	6,501,843
Conagra Brands, Inc. (Food Products)		34,967	932,570
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		6,739	6,373,611
General Mills, Inc. (Food Products)		91,486	5,469,948
Hershey Co. / The (Food Products)		5,380	920,141
Hormel Foods Corp. (Food Products)		59,826	1,851,016
Kellanova (Food Products)		57,841	4,771,304
Kenvue, Inc. (Personal Care Products)		49,899	1,196,578
Keurig Dr Pepper, Inc. (Beverages)		74,725	2,557,090
Kimberly-Clark Corp. (Household Products)		47,029	6,688,464
Kroger Co. / The (Consumer Staples Distribution & Retail)		88,476	5,988,940
McCormick & Co., Inc. (Food Products)		64,136	5,279,034
Mondelez International, Inc. Class A (Food Products)		80,660	5,472,781
Monster Beverage Corp. (Beverages)	(a)	93,827	5,490,756
Philip Morris International, Inc. (Tobacco)		41,629	6,607,771
Procter & Gamble Co. / The (Household Products)		36,571	6,232,430
The Campbell's Company (Food Products)		16,467	657,363
Tyson Foods, Inc. Class A (Food Products)		74,045	4,724,812
Walmart, Inc. (Consumer Staples Distribution & Retail)		59,319	5,207,615
			106,050,316
Energy–1.5%
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		71,035	2,026,628
Common Stocks (Continued)		Shares	Value
Energy (continued)
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		15,138	$3,034,715
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		63,267	3,780,836
			8,842,179
Financials–11.1%
Aflac, Inc. (Insurance)		9,584	1,065,645
Aon PLC Class A (Insurance)		1,290	514,826
Arthur J. Gallagher & Co. (Insurance)		15,297	5,281,136
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,524	5,604,872
Brown & Brown, Inc. (Insurance)		48,906	6,083,907
CBOE Global Markets, Inc. (Capital Markets)		25,526	5,776,279
Chubb Ltd. (Insurance)		4,993	1,507,836
CME Group, Inc. (Capital Markets)		22,322	5,921,803
Fiserv, Inc. (Financial Services)	(a)	5,864	1,294,947
Jack Henry & Associates, Inc. (Financial Services)		8,560	1,563,056
JPMorgan Chase & Co. (Banks)		10,100	2,477,530
Marsh & McLennan Cos., Inc. (Insurance)		21,439	5,231,759
Mastercard, Inc. Class A (Financial Services)		1,516	830,950
Progressive Corp. / The (Insurance)		21,627	6,120,657
Visa, Inc. (Financial Services)		17,187	6,023,356
W. R. Berkley Corp. (Insurance)		57,010	4,056,832
Willis Towers Watson PLC (Insurance)		19,636	6,635,986
			65,991,377
Health Care–14.6%
Abbott Laboratories (Health Care Equip. & Supplies)		45,050	5,975,883
AbbVie, Inc. (Biotechnology)		32,147	6,735,439
Becton Dickinson & Co. (Health Care Equip. & Supplies)		18,559	4,251,125
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	63,525	6,408,402
Bristol-Myers Squibb Co. (Pharmaceuticals)		84,405	5,147,861
Cardinal Health, Inc. (Health Care Providers & Svs.)		42,588	5,867,349
Cencora, Inc. (Health Care Providers & Svs.)		20,491	5,698,342
Eli Lilly & Co. (Pharmaceuticals)		2,863	2,364,580
Gilead Sciences, Inc. (Biotechnology)		51,494	5,769,903
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	49,341	3,047,794
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	10,702	5,300,380
Johnson & Johnson (Pharmaceuticals)		35,672	5,915,844
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		9,602	2,234,769
McKesson Corp. (Health Care Providers & Svs.)		7,307	4,917,538
Medtronic PLC (Health Care Equip. & Supplies)		50,261	4,516,453
Merck & Co., Inc. (Pharmaceuticals)		11,108	997,054
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		25,227	4,268,408
STERIS PLC (Health Care Equip. & Supplies)		4,758	1,078,401
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		12,098	6,336,327
			86,831,852
Industrials–3.8%
Lockheed Martin Corp. (Aerospace & Defense)		7,850	3,506,673
Northrop Grumman Corp. (Aerospace & Defense)		6,693	3,426,883

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Republic Services, Inc. (Commercial Svs. & Supplies)		26,733	$6,473,663
Rollins, Inc. (Commercial Svs. & Supplies)		44,391	2,398,446
RTX Corp. (Aerospace & Defense)		5,721	757,804
Verisk Analytics, Inc. (Professional Svs.)		13,146	3,912,513
Waste Management, Inc. (Commercial Svs. & Supplies)		7,767	1,798,138
			22,274,120
Information Technology–30.1%
Accenture PLC Class A (IT Svs.)		10,384	3,240,223
Adobe, Inc. (Software)	(a)	15,301	5,868,393
Apple, Inc. (Tech. Hardware, Storage & Periph.)		166,304	36,941,107
Broadcom, Inc. (Semiconductors & Equip.)		42,579	7,129,002
Cisco Systems, Inc. (Communications Equip.)		33,089	2,041,922
F5, Inc. (Communications Equip.)	(a)	8,926	2,376,726
Fair Isaac Corp. (Software)	(a)	3,224	5,945,572
Fortinet, Inc. (Software)	(a)	63,906	6,151,592
GoDaddy, Inc. Class A (IT Svs.)	(a)	34,251	6,169,975
International Business Machines Corp. (IT Svs.)		23,822	5,923,579
Microsoft Corp. (Software)		74,442	27,944,782
Motorola Solutions, Inc. (Communications Equip.)		14,434	6,319,350
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
NVIDIA Corp. (Semiconductors & Equip.)		267,904	$29,035,436
Oracle Corp. (Software)		36,152	5,054,411
Palo Alto Networks, Inc. (Software)	(a)	26,867	4,584,585
Roper Technologies, Inc. (Software)		7,161	4,221,982
Salesforce, Inc. (Software)		19,820	5,318,895
ServiceNow, Inc. (Software)	(a)	3,721	2,962,437
Tyler Technologies, Inc. (Software)	(a)	10,549	6,133,083
VeriSign, Inc. (IT Svs.)	(a)	20,655	5,243,685
			178,606,737
Utilities–2.6%
Ameren Corp. (Multi-Utilities)		7,741	777,197
American Electric Power Co., Inc. (Electric Utilities)		11,111	1,214,099
Consolidated Edison, Inc. (Multi-Utilities)		32,229	3,564,205
Duke Energy Corp. (Electric Utilities)		9,721	1,185,670
NiSource, Inc. (Multi-Utilities)		58,691	2,352,922
Southern Co. / The (Electric Utilities)		67,543	6,210,579
			15,304,672
Total Common Stocks (Cost $549,104,676)			$589,652,015
Total Investments – 99.4% (Cost $549,104,676)	(b)		$589,652,015
Other Assets in Excess of Liabilities – 0.6%			3,470,484
Net Assets – 100.0%			$593,122,499

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks–97.6%		Shares	Value
Communication Services–3.0%
Comcast Corp. Class A (Media)		44,482	$1,641,386
Electronic Arts, Inc. (Entertainment)		12,481	1,803,754
			3,445,140
Consumer Discretionary–7.1%
BorgWarner, Inc. (Automobile Components)		20,354	583,142
Dick's Sporting Goods, Inc. (Specialty Retail)		6,288	1,267,409
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,878	814,647
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		22,850	1,450,518
Ross Stores, Inc. (Specialty Retail)		7,941	1,014,781
Starbucks Corp. (Hotels, Restaurants & Leisure)		15,433	1,513,823
Ulta Beauty, Inc. (Specialty Retail)	(a)	3,993	1,463,594
			8,107,914
Consumer Staples–9.5%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		3,818	1,657,165
Philip Morris International, Inc. (Tobacco)		34,577	5,488,407
Walmart, Inc. (Consumer Staples Distribution & Retail)		43,417	3,811,578
			10,957,150
Energy–7.5%
Cactus, Inc. Class A (Energy Equip. & Svs.)		5,160	236,483
Chevron Corp. (Oil, Gas & Consumable Fuels)		12,072	2,019,525
ConocoPhillips (Oil, Gas & Consumable Fuels)		13,465	1,414,094
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		21,183	2,716,508
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		17,927	468,253
Phillips 66 (Oil, Gas & Consumable Fuels)		14,367	1,774,037
			8,628,900
Financials–23.4%
Axis Capital Holdings Ltd. (Insurance)		23,588	2,364,461
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,263	4,933,289
Blackstone Secured Lending Fund (Capital Markets)		24,207	783,339
Citigroup, Inc. (Banks)		43,914	3,117,455
Fiserv, Inc. (Financial Services)	(a)	18,041	3,983,994
JPMorgan Chase & Co. (Banks)		15,569	3,819,076
Mastercard, Inc. Class A (Financial Services)		2,154	1,180,650
MetLife, Inc. (Insurance)		12,587	1,010,610
MGIC Investment Corp. (Financial Services)		21,366	529,449
S&P Global, Inc. (Capital Markets)		6,346	3,224,403
Wells Fargo & Co. (Banks)		26,805	1,924,331
			26,871,057
Health Care–19.0%
Cencora, Inc. (Health Care Providers & Svs.)		9,419	2,619,330
Elevance Health, Inc. (Health Care Providers & Svs.)		5,732	2,493,191
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		23,579	1,903,061
Gilead Sciences, Inc. (Biotechnology)		25,931	2,905,568
HCA Healthcare, Inc. (Health Care Providers & Svs.)		3,218	1,111,980
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Johnson & Johnson (Pharmaceuticals)		23,798	$3,946,660
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		9,253	1,565,608
Regeneron Pharmaceuticals, Inc. (Biotechnology)		4,653	2,951,072
Roche Holding AG – ADR (Pharmaceuticals)		33,446	1,376,303
United Therapeutics Corp. (Biotechnology)	(a)	3,350	1,032,704
			21,905,477
Industrials–14.8%
Allegion PLC (Building Products)		5,659	738,273
Allison Transmission Holdings, Inc. (Machinery)		7,126	681,744
CSX Corp. (Ground Transportation)		29,078	855,766
Curtiss-Wright Corp. (Aerospace & Defense)		1,642	520,957
Dover Corp. (Machinery)		2,310	405,821
FTI Consulting, Inc. (Professional Svs.)	(a)	3,829	628,262
Generac Holdings, Inc. (Electrical Equip.)	(a)	12,414	1,572,233
J.B. Hunt Transport Services, Inc. (Ground Transportation)		12,079	1,787,088
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		7,536	585,321
nVent Electric PLC (Electrical Equip.)		13,947	731,102
Otis Worldwide Corp. (Machinery)		10,654	1,099,493
PACCAR, Inc. (Machinery)		7,464	726,770
Robert Half, Inc. (Professional Svs.)		10,172	554,883
RTX Corp. (Aerospace & Defense)		23,621	3,128,838
Veralto Corp. (Commercial Svs. & Supplies)		17,016	1,658,209
Westinghouse Air Brake Technologies Corp. (Machinery)		7,406	1,343,078
			17,017,838
Information Technology–9.1%
Accenture PLC Class A (IT Svs.)		10,294	3,212,140
Intel Corp. (Semiconductors & Equip.)		56,072	1,273,395
Lam Research Corp. (Semiconductors & Equip.)		12,363	898,790
Nice Ltd. – ADR (Software)	(a)	5,260	810,934
QUALCOMM, Inc. (Semiconductors & Equip.)		2,380	365,592
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		8,838	1,467,108
Texas Instruments, Inc. (Semiconductors & Equip.)		13,834	2,485,970
			10,513,929
Materials–3.3%
CF Industries Holdings, Inc. (Chemicals)		14,306	1,118,014
PPG Industries, Inc. (Chemicals)		7,822	855,336
Sealed Air Corp. (Containers & Packaging)		20,901	604,039
Steel Dynamics, Inc. (Metals & Mining)		9,744	1,218,779
			3,796,168
Real Estate–0.9%
Public Storage (Specialized REITs)		3,336	998,431
Total Common Stocks (Cost $96,872,310)			$112,242,004
Total Investments – 97.6% (Cost $96,872,310)	(b)		$112,242,004
Other Assets in Excess of Liabilities – 2.4%			2,786,106
Net Assets – 100.0%			$115,028,110

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Balanced Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Exchange Traded Funds–98.4%		Shares	Value
Invesco QQQ Trust Series 1 ETF		32,000	$15,005,440
iShares AAA CLO Active ETF		66,000	3,417,480
iShares Core MSCI EAFE ETF		217,905	16,484,513
iShares Core MSCI Emerging Markets ETF		105,402	5,688,546
iShares Core S&P 500 ETF		207,678	116,694,268
iShares Core S&P Mid-Cap ETF		415,000	24,215,250
iShares Core S&P Total U.S. Stock Market ETF		41,500	5,063,415
iShares Core U.S. Aggregate Bond ETF		1,961,199	194,001,805
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	27,098,265
iShares MSCI EAFE ETF		69,613	5,689,471
iShares Russell 1000 ETF		23,153	7,101,951
iShares Ultra Short-Term Bond Active ETF		726,293	36,815,792
SPDR Portfolio S&P 500 Value ETF		220,000	11,235,400
Vanguard S&P 500 ETF		38,000	19,528,580
Vanguard S&P 500 Value ETF		5,000	920,950
Vanguard Total Stock Market ETF		55,000	15,116,200
Total Exchange Traded Funds (Cost $475,067,244)			$504,077,326
Total Investments – 98.4% (Cost $475,067,244)	(a)		$504,077,326
Other Assets in Excess of Liabilities – 1.6%	(b)		8,064,991
Net Assets – 100.0%			$512,142,317

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	137	June 18, 2025	$15,192,248	$15,236,969	$44,721	$2,141
CME E-mini S&P 500 Index - Long	100	June 20, 2025	28,188,172	28,266,250	78,078	151,250
MSCI EAFE Index - Long	18	June 20, 2025	2,198,978	2,174,670	(24,308)	(22,590)
MSCI Emerging Markets Index - Long	168	June 20, 2025	9,328,556	9,330,720	2,164	(26,040)
			$54,907,954	$55,008,609	$100,655	$104,761
Total Futures Contracts			$54,907,954	$55,008,609	$100,655	$104,761
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Moderate Growth Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Exchange Traded Funds–99.5%		Shares	Value
Invesco QQQ Trust Series 1 ETF		46,000	$21,570,320
iShares AAA CLO Active ETF		58,000	3,003,240
iShares Core MSCI EAFE ETF		264,694	20,024,101
iShares Core MSCI Emerging Markets ETF		176,946	9,549,776
iShares Core S&P 500 ETF		245,464	137,926,222
iShares Core S&P Mid-Cap ETF		434,000	25,323,900
iShares Core S&P Total U.S. Stock Market ETF		83,000	10,126,830
iShares Core U.S. Aggregate Bond ETF		1,592,480	157,528,121
iShares MSCI EAFE ETF		24,921	2,036,793
iShares Russell 1000 ETF		46,454	14,249,300
iShares Ultra Short-Term Bond Active ETF		12,730	645,284
SPDR Portfolio S&P 500 Value ETF		257,000	13,124,990
Vanguard S&P 500 ETF		21,000	10,792,110
Vanguard S&P 500 Value ETF		7,000	1,289,330
Vanguard Total Stock Market ETF		47,000	12,917,480
Total Exchange Traded Funds (Cost $381,590,267)			$440,107,797
Total Investments – 99.5% (Cost $381,590,267)	(a)		$440,107,797
Other Assets in Excess of Liabilities – 0.5%	(b)		2,228,529
Net Assets – 100.0%			$442,336,326

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	40	June 20, 2025	$11,271,575	$11,306,500	$34,925	$60,500
MSCI EAFE Index - Long	32	June 20, 2025	3,909,295	3,866,080	(43,215)	(40,160)
MSCI Emerging Markets Index - Long	73	June 20, 2025	4,053,480	4,054,420	940	(11,315)
			$19,234,350	$19,227,000	$(7,350)	$9,025
Total Futures Contracts			$19,234,350	$19,227,000	$(7,350)	$9,025
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Growth Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

Exchange Traded Funds–98.7%		Shares	Value
Invesco QQQ Trust Series 1 ETF		51,000	$23,914,920
iShares AAA CLO Active ETF		27,000	1,398,060
iShares Core MSCI EAFE ETF		296,899	22,460,409
iShares Core MSCI Emerging Markets ETF		83,134	4,486,742
iShares Core S&P 500 ETF		314,647	176,800,149
iShares Core S&P Mid-Cap ETF		533,000	31,100,550
iShares Core S&P Total U.S. Stock Market ETF		69,000	8,418,690
iShares Core U.S. Aggregate Bond ETF		595,240	58,881,141
iShares MSCI EAFE ETF		93,897	7,674,202
iShares Russell 1000 ETF		31,834	9,764,761
iShares Ultra Short-Term Bond Active ETF		107,668	5,457,691
SPDR Portfolio S&P 500 Value ETF		235,000	12,001,450
Vanguard S&P 500 ETF		26,000	13,361,660
Vanguard S&P 500 Value ETF		7,000	1,289,330
Vanguard Total Stock Market ETF		75,000	20,613,000
Total Exchange Traded Funds (Cost $330,313,384)			$397,622,755
Total Investments – 98.7% (Cost $330,313,384)	(a)		$397,622,755
Other Assets in Excess of Liabilities – 1.3%	(b)		5,123,558
Net Assets – 100.0%			$402,746,313

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes cash pledged as collateral for the futures contracts outstanding at March 31, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	71	June 20, 2025	$20,080,739	$20,069,038	$(11,701)	$107,388
MSCI EAFE Index - Long	4	June 20, 2025	488,662	483,260	(5,402)	(5,020)
MSCI Emerging Markets Index - Long	9	June 20, 2025	499,744	499,860	116	(1,395)
			$21,069,145	$21,052,158	$(16,987)	$100,973
Total Futures Contracts			$21,069,145	$21,052,158	$(16,987)	$100,973
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers
March 31, 2025 (Unaudited)

Open-End Mutual Funds–34.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	58,811	$1,724,347
DFA International Core Equity Portfolio Institutional	313,978	5,174,364
PIMCO Low Duration Institutional	2,226,329	20,727,117
PIMCO Total Return Institutional	3,384,613	29,378,441
Vanguard International Growth Fund Admiral Class	16,708	1,721,060
Total Open-End Mutual Funds		$58,725,329
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $60,902,753)		$58,725,329
Total Investments in Affiliates – 65.9% (Cost $109,595,562) (see schedule below)		113,589,942
Liabilities in Excess of Other Assets – 0.0%		(84,577)
Net Assets – 100.0%		$172,230,694

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
March 31, 2025 (Unaudited)

Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2025	Value at March 31, 2025
Open-End Mutual Funds – 65.9%
AVIP AB Mid Cap Core Portfolio	(a)	$1,792,132	$135,196	$81,522	$19,830	$(144,576)	55,608	$1,721,060
AVIP AB Relative Value Portfolio	(a)	1,792,132	15,113	120,107	25,988	7,934	137,355	1,721,060
AVIP AB Small Cap Portfolio	(a)	1,792,132	203,222	68,333	16,245	(222,206)	137,685	1,721,060
AVIP BlackRock Advantage International Equity Portfolio	(a)	7,168,529	98,981	1,051,677	64,295	604,111	397,015	6,884,239
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,584,265	173,743	148,331	(2,829)	(164,729)	92,456	3,442,119
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	5,376,397	22,269	313,094	(23,410)	101,017	253,968	5,163,179
AVIP Bond Portfolio	(a)	17,921,324	22,835	1,127,187	(60,332)	453,957	1,004,705	17,210,597
AVIP Federated Core Plus Bond Portfolio	(a)	26,881,985	63,746	1,812,703	(172,013)	854,881	2,812,189	25,815,896
AVIP Federated High Income Bond Portfolio	(a)	10,752,794	38,328	561,866	3,627	93,475	535,600	10,326,358
AVIP Nasdaq-100® Index Portfolio	(a)	1,792,132	169,138	97,520	24,261	(166,951)	105,651	1,721,060
AVIP S&P 500® Index Portfolio	(a)	25,089,853	1,145,469	1,084,502	181,441	(1,237,425)	565,474	24,094,836
AVIP S&P MidCap 400® Index Portfolio	(a)	14,337,059	832,139	529,073	94,162	(965,809)	662,264	13,768,478
Total Open-End Mutual Funds					$171,265	$(786,321)		$113,589,942

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers
March 31, 2025 (Unaudited)

Open-End Mutual Funds–29.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	462,684	$13,565,896
DFA International Core Equity Portfolio Institutional	2,058,454	33,923,316
PIMCO Low Duration Institutional	5,838,493	54,356,374
PIMCO Total Return Institutional	9,398,186	81,576,253
Vanguard International Growth Fund Admiral Class	131,442	13,539,838
Total Open-End Mutual Funds		$196,961,677
Total Investments in Securities of Unaffiliated Issuers – 29.1% (Cost $198,514,735)		$196,961,677
Total Investments in Affiliates – 70.9% (Cost $440,396,860) (see schedule below)		480,664,249
Liabilities in Excess of Other Assets – 0.0%		(264,059)
Net Assets – 100.0%		$677,361,867

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
March 31, 2025 (Unaudited)

Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2025	Value at March 31, 2025
Open-End Mutual Funds – 70.9%
AVIP AB Mid Cap Core Portfolio	(a)	$7,128,644	$413,397	$275,876	$(192,919)	$(303,327)	218,737	$6,769,919
AVIP AB Relative Value Portfolio	(a)	28,514,574	—	1,976,566	424,689	116,979	2,161,187	27,079,676
AVIP AB Small Cap Portfolio	(a)	7,128,644	683,643	221,883	53,019	(873,504)	541,594	6,769,919
AVIP BlackRock Advantage International Equity Portfolio	(a)	49,900,505	372,498	7,534,301	1,173,826	3,476,905	2,732,955	47,389,433
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	14,257,287	386,748	437,174	108,603	(775,626)	363,681	13,539,838
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	7,128,644	540,699	245,878	91,925	(745,471)	692,929	6,769,919
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	28,514,574	—	1,849,740	(168,701)	583,543	1,332,006	27,079,676
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	14,257,287	1,301,307	576,053	(298,789)	(1,143,914)	615,168	13,539,838
AVIP Bond Portfolio	(a)	49,900,505	339,847	3,951,162	(190,737)	1,290,980	2,766,458	47,389,433
AVIP Federated Core Plus Bond Portfolio	(a)	71,286,436	544,557	5,947,479	(560,839)	2,376,515	7,374,639	67,699,190
AVIP Federated High Income Bond Portfolio	(a)	28,514,574	219,223	1,913,354	93,513	165,720	1,404,547	27,079,676
AVIP Nasdaq-100® Index Portfolio	(a)	7,128,644	487,598	275,140	68,235	(639,418)	415,587	6,769,919
AVIP S&P 500® Index Portfolio	(a)	114,058,297	2,640,197	3,573,172	1,073,302	(5,879,920)	2,542,096	108,318,704
AVIP S&P MidCap 400® Index Portfolio	(a)	78,415,079	3,138,054	2,308,166	922,247	(5,698,105)	3,581,968	74,469,109
Total Open-End Mutual Funds					$2,597,374	$(8,048,643)		$480,664,249

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
March 31, 2025 (Unaudited)

Open-End Mutual Funds–21.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	913,600	$26,786,757
DFA International Core Equity Portfolio Institutional	5,690,400	93,777,793
PIMCO Low Duration Institutional	4,323,138	40,248,414
PIMCO Total Return Institutional	10,824,994	93,960,952
Vanguard International Growth Fund Admiral Class	259,534	26,734,549
Total Open-End Mutual Funds		$281,508,465
Total Investments in Securities of Unaffiliated Issuers – 21.1% (Cost $268,951,653)		$281,508,465
Total Investments in Affiliates – 78.9% (Cost $950,021,290) (see schedule below)		1,056,014,676
Liabilities in Excess of Other Assets – 0.0%		(493,818)
Net Assets – 100.0%		$1,337,029,323

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
March 31, 2025 (Unaudited)

Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2025	Value at March 31, 2025
Open-End Mutual Funds – 78.9%
AVIP AB Mid Cap Core Portfolio	(a)	$13,984,257	$784,875	$414,695	$(57,348)	$(929,815)	431,899	$13,367,274
AVIP AB Relative Value Portfolio	(a)	69,921,285	3,212	4,406,327	833,188	485,014	5,334,108	66,836,372
AVIP AB Small Cap Portfolio	(a)	27,968,514	2,663,683	638,639	153,186	(3,412,195)	2,138,764	26,734,549
AVIP BlackRock Advantage International Equity Portfolio	(a)	111,874,055	—	15,393,112	1,788,694	8,668,558	6,167,139	106,938,195
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	55,937,028	1,099,450	901,885	130,987	(2,796,483)	1,436,183	53,469,097
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	27,968,514	1,896,357	521,633	176,689	(2,785,378)	2,736,392	26,734,549
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	83,905,541	28,585	4,936,724	(474,207)	1,680,451	3,945,088	80,203,646
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	41,952,771	3,632,949	1,169,080	(822,956)	(3,491,861)	1,821,982	40,101,823
AVIP Bond Portfolio	(a)	69,921,285	1,126,358	5,762,690	(802,409)	2,353,828	3,901,714	66,836,372
AVIP Federated Core Plus Bond Portfolio	(a)	97,889,798	1,519,059	8,352,644	(779,496)	3,294,204	10,192,911	93,570,921
AVIP Federated High Income Bond Portfolio	(a)	27,968,514	411,350	1,897,906	87,009	165,582	1,386,647	26,734,549
AVIP Nasdaq-100® Index Portfolio	(a)	27,968,514	1,663,882	615,362	152,037	(2,434,522)	1,641,163	26,734,549
AVIP S&P 500® Index Portfolio	(a)	265,700,881	4,070,701	4,384,200	1,447,673	(12,856,842)	5,960,531	253,978,213
AVIP S&P MidCap 400® Index Portfolio	(a)	181,795,340	7,108,655	3,914,104	865,302	(12,080,626)	8,358,565	173,774,567
Total Open-End Mutual Funds					$2,698,349	$(24,140,085)		$1,056,014,676

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
March 31, 2025 (Unaudited)

Open-End Mutual Funds–17.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	331,512	$9,719,922
DFA International Core Equity Portfolio Institutional	1,769,871	29,167,471
PIMCO Low Duration Institutional	348,606	3,245,520
PIMCO Total Return Institutional	748,201	6,494,390
Vanguard International Growth Fund Admiral Class	62,784	6,467,402
Total Open-End Mutual Funds		$55,094,705
Total Investments in Securities of Unaffiliated Issuers – 17.0% (Cost $50,700,706)		$55,094,705
Total Investments in Affiliates – 83.0% (Cost $238,908,443) (see schedule below)		268,397,183
Liabilities in Excess of Other Assets – 0.0%		(139,751)
Net Assets – 100.0%		$323,352,137

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
March 31, 2025 (Unaudited)

Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2025	Value at March 31, 2025
Open-End Mutual Funds – 83.0%
AVIP AB Mid Cap Core Portfolio	(a)	$3,403,015	$167,327	$96,086	$(21,942)	$(218,613)	104,482	$3,233,701
AVIP AB Relative Value Portfolio	(a)	20,418,087	22,865	1,426,914	306,783	81,385	1,548,460	19,402,206
AVIP AB Small Cap Portfolio	(a)	10,209,044	872,412	184,931	44,355	(1,239,777)	776,088	9,701,103
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,433,160	22,613	5,410,633	652,332	2,873,239	2,051,367	35,570,711
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,418,087	191,518	229,026	55,338	(1,033,711)	521,144	19,402,206
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,806,029	394,941	94,536	31,761	(670,793)	661,965	6,467,402
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	23,821,102	6,645	1,537,701	387,185	(41,324)	1,113,424	22,635,907
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,612,058	1,105,195	378,404	(291,929)	(1,112,116)	587,679	12,934,804
AVIP Bond Portfolio	(a)	6,806,029	146,784	637,052	(89,227)	240,868	377,548	6,467,402
AVIP Federated Core Plus Bond Portfolio	(a)	10,209,044	213,443	984,466	(34,607)	297,689	1,056,765	9,701,103
AVIP Federated High Income Bond Portfolio	(a)	3,403,015	57,366	257,649	(8,716)	39,685	167,723	3,233,701
AVIP Nasdaq-100® Index Portfolio	(a)	10,209,044	512,016	182,174	(57,824)	(779,959)	595,525	9,701,103
AVIP S&P 500® Index Portfolio	(a)	64,657,276	198,338	623,022	203,682	(2,995,955)	1,441,923	61,440,319
AVIP S&P MidCap 400® Index Portfolio	(a)	51,045,218	1,682,742	1,069,287	230,178	(3,383,336)	2,333,118	48,505,515
Total Open-End Mutual Funds					$1,407,369	$(7,942,718)		$268,397,183

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments
March 31, 2025 (Unaudited)
(1)Organization
AuguStarSM Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
◼
AVIP Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.
◼
AVIP BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
◼
AVIP BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).
◼
AVIP Fidelity Institutional AM® Equity Growth Portfolio – Capital appreciation by investing in common stocks of companies of any market capitalization that have above-average growth potential.
◼
AVIP AB Small Cap Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of smaller capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).
◼
AVIP AB Mid Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with public stock market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.
◼
AVIP S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in common stock and other securities of companies that are included in the S&P 500® Index.
◼
AVIP BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.
◼
AVIP Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.
◼
AVIP Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
◼
AVIP BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
◼
AVIP BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.
◼
AVIP S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the common stock and other securities included in the S&P MidCap 400® Index.
◼
AVIP BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
◼
AVIP Constellation Dynamic Risk Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities, including exchange traded funds (“ETFs”), and employs a variety of risk management techniques designed to limit downside exposure during periods of equity market declines, and to limit upside exposure during periods of equity market increases.
◼
AVIP Federated Core Plus Bond Portfolio – Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).
◼
AVIP Intech U.S. Low Volatility Portfolio – Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S&P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500® Index over the long-term with lower absolute volatility.
◼
AVIP AB Relative Value Portfolio – Long-term growth of capital by investing primarily in the equity securities of U.S. companies that the Portfolio's sub-adviser believes are trading at attractive valuations and that have strong or improving business models.
◼
AVIP Constellation Managed Risk Balanced Portfolio1 – Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures.  Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.
◼
AVIP Constellation Managed Risk Moderate Growth Portfolio1 – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 65% of its assets in equity investments and 35% of its assets in fixed income investments.
◼
AVIP Constellation Managed Risk Growth Portfolio1 – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 85% of its assets in equity investments and 15% of its assets in fixed income investments.
◼
AVIP Moderately Conservative Model Portfolio2 – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.
◼
AVIP Balanced Model Portfolio2 – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.
◼
AVIP Moderate Growth Model Portfolio2 – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.
◼
AVIP Growth Model Portfolio2 – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

1
Collectively, the "AVIP Constellation Managed Risk Portfolios".
2
Collectively, the "AVIP Model Portfolios".
Each of the AVIP Constellation Managed Risk Portfolios and AVIP Model Portfolios, as well as the AVIP Constellation Dynamic Risk Balanced Portfolio, are a “Fund of Funds”, which means each Portfolio significantly invests in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow the Portfolio to achieve its investment objective.  Additional information about the underlying fund holdings is available at www.sec.gov.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
Additional detail regarding Portfolio-specific objectives, policies, and investment strategies is provided in the Prospectuses and Statements of Additional Information of the Fund.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
The Fund issues its shares to separate accounts of AuguStarSM Life Insurance Company ("ALIC"), AuguStarSM Life Assurance Corporation ("ALAC"), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA, at present, do not market or issue variable annuities. ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	22,000,000	AVIP BlackRock Advantage Large Cap Growth	82,000,000
AVIP BlackRock Balanced Allocation	20,000,000	AVIP Constellation Dynamic Risk Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Federated Core Plus Bond	115,000,000
AVIP Fidelity Institutional AM® Equity Growth	134,000,000	AVIP Intech U.S. Low Volatility	105,000,000
AVIP AB Small Cap	17,000,000	AVIP AB Relative Value	20,000,000
AVIP AB Mid Cap Core	6,000,000	AVIP Constellation Managed Risk Balanced	123,000,000
AVIP S&P 500® Index	50,000,000	AVIP Constellation Managed Risk Moderate Growth	70,000,000
AVIP BlackRock Advantage Large Cap Value	21,000,000	AVIP Constellation Managed Risk Growth	65,000,000
AVIP Federated High Income Bond	13,000,000	AVIP Moderately Conservative Model	28,000,000
AVIP Nasdaq-100® Index	27,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	19,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	12,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	41,000,000
The Fund's Board of Directors (the "Board") periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
Security Valuation
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Constellation Investments, Inc. (“CINV”) (formerly Ohio National Investments, Inc.) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching pre-determined valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.
Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by CINV's Pricing Committee, which is subjected to oversight by the Board.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates,   prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2025:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$231,166,104	$—
	Asset-Backed Securities***	—	4,741,372	—
		$ —	$235,907,476	$ —
AVIP BlackRock Balanced Allocation	Common Stocks***	$247,618,126	$—	$—
	Corporate Bonds***	—	106,886,728	—
	Asset-Backed Securities***	—	2,577,379	—
		$247,618,126	$109,464,107	$ —
	Long Futures Contracts	$(24,586)	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$—	$329,050,224	$—
	Preferred Securities***	—	1,407,131	—
		$ —	$330,457,355	$ —
	Long Futures Contracts	$(181,975)	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$101,925,230	$5,743,708	$—
AVIP AB Small Cap	Common Stocks***	$98,842,571	$—	$—
	Exchange Traded Funds	463,559	—	—
		$99,306,130	$ —	$ —
AVIP AB Mid Cap Core	Common Stocks***	$69,380,473	$—	$—
	Exchange Traded Funds	219,651	—	—
		$69,600,124	$ —	$ —

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP S&P 500® Index	Common Stocks***	$1,106,179,288	$—	$—
	U.S. Treasury Obligations	—	359,529	—
		$1,106,179,288	$359,529	$ —
	Long Futures Contracts	$(51,284)	$—	$—
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$183,681,994	$—	$—
	Long Futures Contracts	$(19,509)	$—	$—
AVIP Federated High Income Bond	Corporate Bonds***	$—	$118,381,203	$—
	Common Stocks***	—	9,750	—
		$ —	$118,390,953	$ —
AVIP Nasdaq-100® Index	Common Stocks***	$233,236,116	$—	$—
	U.S. Treasury Obligations	—	97,331	—
		$233,236,116	$97,331	$ —
	Long Futures Contracts	$(35,765)	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$296,651,110	$—	$—
	Long Futures Contracts	$(42,562)	$—	$—
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$117,385,138	$—	$—
	Rights***	—	4,950	—
		$117,385,138	$4,950	$ —
	Long Futures Contracts	$(46,090)	$—	$—
AVIP S&P MidCap 400® Index	Common Stocks***	$506,038,090	$—	$—
	U.S. Treasury Obligations	—	220,484	—
		$506,038,090	$220,484	$ —
	Long Futures Contracts	$(29,570)	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$403,113,119	$—	$—
	Long Futures Contracts	$(222,759)	$—	$—
AVIP Constellation Dynamic Risk Balanced	Exchange Traded Funds	$763,243,959	$—	$—
	U.S. Treasury Obligations	—	254,306,341	—
	Corporate Bonds***	—	99,617,765	—
	Asset-Backed / Mortgage-Backed Securities***	—	31,147,935	—
	U.S. Government Agency Mortgage-Backed Securities	—	8,694,714	—
	Rights***	—	4,444	—
		$763,243,959	$393,771,199	$ —
	Long Futures Contracts	$471,879	$—	$—

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Federated Core Plus Bond	U.S. Treasury Obligations	$—	$184,992,761	$—
	Corporate Bonds***	—	141,409,938	—
	U.S. Government Agency Mortgage-Backed Securities	—	135,879,264	—
	Investment Companies	41,993,104	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	14,604,287	—
	Sovereign Debt Issues	—	1,161,259	—
	Common Stocks***	—	2,090	—
		$41,993,104	$478,049,599	$ —
	Long Futures Contracts	$309,833	$—	$—
	Short Futures Contracts	$(49,707)	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$589,652,015	$—	$—
AVIP AB Relative Value	Common Stocks***	$112,242,004	$—	$—
AVIP Constellation Managed Risk Balanced	Exchange Traded Funds	$504,077,326	$—	$—
	Long Futures Contracts	$100,655	$—	$—
AVIP Constellation Managed Risk Moderate Growth	Exchange Traded Funds	$440,107,797	$—	$—
	Long Futures Contracts	$(7,350)	$—	$—
AVIP Constellation Managed Risk Growth	Exchange Traded Funds	$397,622,755	$—	$—
	Long Futures Contracts	$(16,987)	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$172,315,271	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$677,625,926	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,337,523,141	$—	$—
AVIP Growth Model	Open-End Mutual Funds	$323,491,888	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Transition of LIBOR-linked Reference Rates
Certain Portfolios have fixed income instruments that transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values.  The Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference rate.  Not all instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments that utilized LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Subsequent Events
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option.  In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
Purchased options are non-income producing securities.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.  Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices.  A particular index will be selected pursuant to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S. dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. CINV and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2025 as collateral for the Portfolios’ futures contracts.  The futures contracts, except those held by the AVIP Constellation Dynamic Risk Balanced, AVIP Federated Core Plus Bond, and AVIP Constellation Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the AVIP Federated Core Plus Bond Portfolio, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the three-month period ended March 31, 2025.  Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2025.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
March 31, 2025 (Unaudited)
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at March 31, 2025 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$1,007,353	$50,116,970	$39,378,718	$13,456,580	$9,719,881	$7,631,763
Depreciation	(17,563,208)	(19,948,799)	(17,931,261)	(4,945,224)	(18,195,458)	(9,256,460)
Net unrealized appreciation (depreciation)	$(16,555,855)	$30,168,171	$21,447,457	$8,511,356	$(8,475,577)	$(1,624,697)
Aggregate cost of investments:	$252,463,331	$326,889,476	$308,827,923	$99,157,582	$107,781,707	$71,224,821

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$502,961,477	$21,455,313	$957,651	$86,271,667	$61,841,098	$15,275,401
Depreciation	(37,900,218)	(9,941,550)	(4,787,081)	(8,368,175)	(10,836,068)	(26,925,221)
Net unrealized appreciation (depreciation)	$465,061,259	$11,513,763	$(3,829,430)	$77,903,492	$51,005,030	$(11,649,820)
Aggregate cost of investments:	$641,426,274	$172,148,722	$122,220,383	$155,394,190	$245,603,518	$128,993,818

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$84,239,765	$45,208,412	$8,446,554	$3,669,933	$61,789,636	$18,252,453
Depreciation	(50,332,546)	(21,985,042)	(50,213,118)	(37,430,937)	(22,378,549)	(3,200,887)
Net unrealized appreciation (depreciation)	$33,907,219	$23,223,370	$(41,766,564)	$(33,761,004)	$39,411,087	$15,051,566
Aggregate cost of investments:	$472,321,785	$379,666,991	$1,199,253,601	$554,063,833	$550,240,928	$97,190,438

	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$36,445,683	$65,844,955	$75,127,949	$7,625,658	$51,684,403	$131,923,036
Depreciation	(13,658,002)	(7,396,463)	(8,688,222)	(5,808,702)	(12,970,072)	(13,372,838)
Net unrealized appreciation (depreciation)	$22,787,681	$58,448,492	$66,439,727	$1,816,956	$38,714,331	$118,550,198
Aggregate cost of investments:	$481,390,300	$381,651,955	$331,166,041	$170,498,315	$638,911,595	$1,218,972,943

AVIP Growth Model
Gross unrealized:
Appreciation	$35,732,645
Depreciation	(1,849,906)
Net unrealized appreciation	$33,882,739
Aggregate cost of investments:	$289,609,149